UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-7762

First Eagle Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, NY 10105-4300
(Address of principal executive offices) (Zip code)

Robert Bruno
First Eagle Funds
1345 Avenue of the Americas
New York, NY 10105-4300
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-632-2700

Date of fiscal year end: October 31, 2004

Date of reporting period: October 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

First Eagle Funds

Advised by
Arnhold and S. Bleichroeder Advisers, LLC

ANNUAL REPORT
October 31, 2004

First Eagle
Global Fund

First Eagle
Overseas Fund

First Eagle
U.S. Value Fund

First Eagle
Gold Fund

First Eagle
Fund of America

Annual Report

FIRST EAGLE FUNDS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-334-2143.

FIRST EAGLE FUNDS
LETTERS FROM THE CO-PRESIDENTS

John P. Arnhold

Dear Shareholder:

We are pleased to provide you your Annual Report. This report marks the end of Jean-Marie Eveillard’s brilliant career at First Eagle (and SoGen before First Eagle). Jean-Marie has not only been our portfolio manager, but more importantly a steward of our client’s assets for almost 30 years. We will miss the expertise and sage advice which he has provided for so long.

While we are sad to see Jean-Marie leave us, we believe the transition has been well prepared. At the time of the acquisition of the adviser to the then SoGen Funds in 1999, we knew Jean-Marie intended to step down in January of 2005, and so we began to put plans in place for his succession. Effective January 1, 2005, Charles de Vaulx will become the Chief Investment Officer of the Global Value team and Portfolio Manager of the First Eagle Global, Overseas, U.S. Value and Gold Funds. Charles has worked with, and been trained by, Jean-Marie since 1987 becoming Associate Portfolio Manager in 1996, and rising to Co-Portfolio Manager in 1999. He has been an instrumental part of the success of the First Eagle Funds. We look forward to continued application of the time tested investment process and we will continue building and broadening the strength of the investment team under Charles, leadership.

At Arnhold and S. Bleichroeder Advisers, LLC we realize that integrity is of paramount importance in the investment business. While others in our industry have recently exhibited flawed judgment, we have continued to align our interests with those of our shareholders, thus maintaining our more than 200 year old reputation for prudence. We appreciate the trust you place in us by investing your savings in our Funds. We believe that the First Eagle lineup—Global, Overseas, U.S. Value, Gold and Fund of America—will assist you in meeting your long-term investment goals.

Sincerely,

John P. Arnhold Co-President November 2004

Jean-Marie Eveillard

Dear Shareholder:

I’m retiring at the end of this year, so this is my last letter to you.

The transition has been well prepared, I believe. Charles de Vaulx, whom I hired in 1987, was made a Co-Manager five years ago and will become the Portfolio Manager on January 1, 2005. The seven-strong team of analysts (“The Magnificent Seven”), who are truly the heart of our operation, will stay in place. And, of course, I also will be available for consultation with my colleagues in the future. As an indication of my confidence, I shall retain my shares in the funds, and they’re a large part of my financial savings. To mix my metaphors, it will no longer be my own cooking, but I like the idea of staying in the same boat with you.

Some question the current large size of our assets under management. Will it be an obstacle to future returns? To the extent that the universe of securities we can pick from has shrunk, the answer is yes. However, first, we’re familiar with big stocks since the funds have always owned some, so we’ll just have to own more of them. Second, at least one family of value funds long ago reached our current size and had rather good returns subsequently. Third, if size were threatening to be a genuine hindrance, we would close funds to new investors, as we did with the Overseas Fund early this year.

We never make promises, of course. How could we? “The future is uncertain.” All we can say is we’ll give it our best. So long.

Sincerely,

Jean-Marie Eveillard Co-President November 2004

PERFORMANCE

FIRST EAGLE FUNDS	Average Annual Returns[1] as of October 31, 2004

	ONE-YEAR	THREE-YEARS	FIVE-YEARS	TEN-YEARS	FIFTEEN- YEARS	SINCE INCEPTION	INCEPTION DATE
FIRST EAGLE GLOBAL FUND
First Eagle Global Fund - Class A (SGENX)
without sales load	18.18%	21.35%	16.26%	12.68%	12.43%	15.47%	1/01/79	[2]
with sales load	12.27%	19.29%	15.37%	12.25%	12.15%	15.30%	1/01/79	[2]
First Eagle Global Fund - Class I (SGIIX)	18.47%	21.66%	16.51%	—	—	14.50%	7/31/98
First Eagle Global Fund - Class C (FESGX)	16.15%	20.47%	—	—	—	16.08%	6/05/00
MSCI World Index[3]	13.25%	6.06%	(2.12%)	6.76%	6.46%	10.99%	1/01/79
FIRST EAGLE OVERSEAS FUND
First Eagle Overseas Fund - Class A (SGOVX)
without sales load	19.77%	23.89%	16.13%	13.20%	—	13.68%	8/31/93
with sales load	13.79%	21.79%	15.25%	12.76%	—	13.29%	8/31/93
First Eagle Overseas Fund - Class I (SGOIX)	20.09%	24.19%	16.34%	—	—	15.56%	7/31/98
First Eagle Overseas Fund - Class C (FESOX)	17.72%	23.01%	—	—	—	15.83%	6/05/00
MSCI EAFE Index[4]	18.84%	9.42%	(0.92%)	4.02%	—	4.56%	8/31/93
FIRST EAGLE U.S. VALUE FUND
First Eagle U.S. Value Fund - Class A (FEVAX)
without sales load	15.38%	14.85%	—	—	—	14.62%	9/04/01
with sales load	9.61%	12.90%	—	—	—	12.78%	9/04/01
First Eagle U.S. Value Fund - Class I (FEVIX)	15.58%	15.09%	—	—	—	14.86%	9/04/01
First Eagle U.S. Value Fund - Class C (FEVCX)	13.30%	13.99%	—	—	—	13.74%	9/04/01
Standard & Poor’s 500 Index[8]	9.42%	3.92%	—	—	—	1.59%	9/04/01
Russell 2000 Index[6]	11.73%	12.31%	—	—	—	8.57%	9/04/01
FIRST EAGLE GOLD FUND
First Eagle Gold Fund - Class A (SGGDX)
without sales load	8.59%	42.06%	24.33%	6.34%	—	7.54%	8/31/93
with sales load	3.16%	39.65%	23.38%	5.94%	—	7.17%	8/31/93
First Eagle Gold Fund - Class I (FEGIX)[5]	8.82%	—	—	—	—	26.15%	5/15/03
First Eagle Gold Fund - Class C (FEGOX)[5]	6.72%	—	—	—	—	24.96%	5/15/03
MSCI World Index[3]	13.25%	6.06%	(2.12%)	6.76%	—	6.81%	8/31/93
Financial Times Gold Mines Index[7]	7.53%	28.26%	12.59%	(1.93%)	—	(0.52%)	8/31/93
FIRST EAGLE FUND OF AMERICA
First Eagle Fund of America - Class Y (FEAFX)	14.30%	9.00%	7.56%	14.55%	13.17%	13.56%	4/10/87
First Eagle Fund of America - Class C (FEAMX)	12.34%	8.20%	6.75%	—	—	6.98%	3/02/98
First Eagle Fund of America - Class A (FEFAX)
without sales load	14.27%	8.90%	7.37%	—	—	7.64%	11/20/98
with sales load	8.70%	7.13%	6.28%	—	—	6.71%	11/20/98
Standard & Poor’s 500 Index[8]	9.42%	3.92%	(2.22%)	11.01%	10.72%	10.59%	4/10/87

Please see the following page for important notes to this table.

Performance data quoted herein represents past information and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

NOTES TO FIRST EAGLE FUNDS PERFORMANCE

(1)

The average annual returns shown on the prior page are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares “with sales load” of First Eagle Global Fund, First Eagle Overseas Fund and First Eagle Gold Fund give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00% thereafter. The average annual returns for Class A Shares “with sales load” of First Eagle U.S. Value Fund and First Eagle Fund of America give effect to the deduction of the maximum sales load of 5.00%.

The average annual returns for Class C Shares reflect the CDSC (Contingent Deferred Sales Charge) of 1.00% which pertains to the first year or less of investment only.
Class I Shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, and First Eagle Gold Fund require $1mm minimum investment and are offered without load.
Class Y Shares of First Eagle Fund of America are offered without load.
(2)	As of current management tenure January 1, 1979.
(3)

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. This index is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland.

(4)	The MSCI EAFE Index is a total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of approximately 1,100 companies from 21 countries.
(5)

Due to First Eagle Gold Fund’s C and I shares inception date (May 15, 2003), the performance data shown on the previous page is of a very limited time period and should not be misconstrued to reflect future performance.

(6)	The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index and is not available for purchase.
(7)	The Financial Times Gold Mines Index is an unmanaged index composed of 32 gold mining companies and is not available for purchase.
(8)

The Standard & Poor’s 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the Standard & Poor’s 500 Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it is also considered a proxy for the total market.

FIRST EAGLE FUNDS

First Eagle Global Fund • First Eagle Overseas Fund
First Eagle U.S. Value Fund • First Eagle Gold Fund

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The twelve-month period ended October 31, 2004 was characterized by some volatility in many markets, but was overall favorable to financial assets. Equity markets rallied until early March, then fell sharply until early August, before recovering later in the period. The relief after the swift downfall of the Saddam Hussein regime was followed by worries about global economic growth with prospects of Federal Reserve tightening and of a possible slowdown in China. These fears were then somewhat allayed, allowing for the recovery since early August. This trend was true of both mature as well as emerging markets. Also, “value” stocks performed better than “growth” stocks, the former benefiting from higher corporate earnings in many cyclical businesses and increased corporate activity (takeovers, going private transactions, etc., including in unlikely places such as Japan), while the latter suffered from anemic growth in the technology sector and difficulties in the pharmaceutical industry. Oil prices rose significantly during the period, almost doubling in price to $52 per barrel as of October 31, 2004. The U.S. dollar was mostly weak during the year, particularly against the euro, as foreign investors began to pay attention to the record high deficits of the United States. As a result, gold had a volatile year but finished up 12% to $429 an ounce. Bond markets were very volatile; however, they eventually finished the period on an unusually upbeat note (i.e., low yields). This was unusual since we believe three inflationary forces—high oil prices, a resilient economy in China and a weak dollar—should have resulted in much higher bond yields.

Charles de Vaulx

First Eagle Global Fund

The net asset value of the Fund’s Class ‘A’ shares rose 18.18% for the year ended October 31, 2004, while the MSCI World Index was up 13.25%. A third of that performance came from the Fund’s investments in the U.S. where a number of stocks from various sectors edged higher such as Rayonier Inc. (forest products REIT), Tyco International Limited (manufacturing conglomerate) and Costco Wholesale Corporation (retailer). Good performance was achieved with various Continental European stocks including Wendel Investissement (holding company, France), Pargesa Holding AG (holding company, Switzerland), Kuehne & Nagel International AG (freight forwarding, Switzerland) and Merck KGaA (pharmaceutical and chemical company, Germany). Stocks in Japan also contributed to the Fund’s performance including companies such as Shimano Inc. (bicycle parts), Nintendo Company, Limited (games) and Ono Pharmaceutical Company, Limited (health care).

Some sectors did well, in particular, Energy, with names as varied as Burlington Resources, Inc. (gas, U.S.), PetroChina Company, Limited (oil and gas, China), EnCana Corporation (oil & gas, Canada), San Juan Basin Royalty Trust (gas, U.S.) and CONSOL Energy, Inc. (coal, U.S.). Helping to a lesser degree were precious metals related securities, in particular silver related stocks such as Industrias Penoles, SA de C.V. (Mexico) as well as gold-linked notes.

Corporate activity had a modest yet positive impact on the Fund’s performance with takeovers of Kaneb Services LLC (energy, U.S.) and Kukdong Electric Wire Company, Limited (industrials, South Korea), as well as an attempted takeover of Marks & Spencer Group Plc (retail, U.K.).

The weak dollar boosted the Fund’s return. As of October 31, 2004, the Fund was approximately 30% hedged against the euro, which is up from 25% last year. The Fund was also 50% hedged to protect against a possible decline in the Japanese yen, a decrease from the 60% level a year earlier.

The Fund’s performance was achieved despite having held cash positions between 15 and 23% of net assets, mostly the by-product of heavy inflows, coupled with some difficulty in finding enough cheap securities, particularly in the U.S.

First Eagle Overseas Fund

The net asset value of the Fund’s Class ‘A’ shares rose 19.77% for the year ended October 31, 2004, while the MSCI EAFE Index increased 18.84% over the same period. Two thirds of that performance came from the Fund’s investments in France, Switzerland, Germany, Japan and South Korea, and from various sectors. Stocks such as Wendel Investissement (holding company, France), Kuehne & Nagel International AG (freight forwarding, Switzerland), Pargesa Holdings AG (holding company, Switzerland), Merck KGaA (pharmaceutical and chemical company, Germany), Shimano Inc. (bicycle parts, Japan) and Samsung Electronics Company, Limited (technology, South Korea) all contributed to the Fund’s performance during the year.

Most sectors did well, in particular, consumer staples with Lindt & Spruengli AG (chocolates, Switzerland), Altadis SA (tobacco, Spain) and Lotte Confectionery Company, Limited (food, South Korea).

Corporate activity had a modest, yet positive impact on the Fund’s performance with takeovers in Nexans Korea and Kukdong Electric Wire Company, Limited (industrials, South Korea), Royal Doulton Plc (consumer durables, U.K.) and InterTAN, Inc. (retail, Canada), as well as attempted takeovers on Iamgold Corporation (gold, Canada), Sotoh (textiles, Japan) and Marks & Spencer Group Plc (retail, U.K.).

The weak U.S. dollar also contributed to the Fund’s returns on foreign investments. On October 31, 2004, the Fund was approximately 25% hedged against the euro, up from 20% last year. The Fund was also approximately 50% hedged to protect against a possible decline in the Japanese yen, down from 60% a year earlier.

The Fund’s performance was achieved despite having held cash positions between 14% and 25% of net assets, mostly the by-product of heavy inflows. The Fund’s closing to new investors in late January 2004 has been effective in significantly limiting inflows and helping us reduce the cash position from 25% in late January to 14.4% on October 31, 2004.

First Eagle U.S. Value Fund

The net asset value of the First Eagle U.S. Value Fund’s Class ‘A’ shares rose 15.38% for the year ended October 31, 2004, while the Standard & Poor’s 500 Index and the Russell 2000 Index rose

9.42% and 11.73%, respectively. The twelve-month period saw a resurgence in small and mid-cap value stocks as evidenced by the Russell 2000 Value Index, which was up 17.99% over the period.

Most sectors did well, in particular, Energy, with names as varied as Burlington Resources, Inc. (gas), CONSOL Energy, Inc. (coal), EnCana Corporation (oil and gas), ConocoPhilips (integrated), and SEACOR Holdings, Inc. (oil service). Forest Products also helped performance with Rayonier Inc., Deltic Timber Corporation, Plum Creek Timber Company, Inc. and Longview Fibre Company.

Corporate activity had a modest, yet positive impact on the Fund’s performance with a takeover of Kaneb Services LLC (energy). Also helping the Fund were some high yield bonds and gold related securities.

The Fund’s performance was achieved despite having held cash positions of approximately 25% of net assets, the result of our inability to find enough securities in the U.S. that provide a sufficient margin of safety, and our refusal to buy fully priced—not to mention overpriced—securities.

First Eagle Gold Fund

From November 1, 2003 to October 31, 2004, the price of gold rose 12%, from $384 per ounce to $429 per ounce, helped mostly by a weakening of the U.S. dollar. For many years now, the inverse correlation between gold and the dollar has been well established. The net asset value of the First Eagle Gold Fund was up 8.59% while the Financial Times Gold Mines Index rose 7.53% over the same period.

As we have indicated in the past, the conventional wisdom that when gold goes up, gold mining stocks will typically go up two to four times as much, is sometimes proven wrong. Indeed, valuation does matter! Hurting gold mining stocks relative to bullion were higher fuel costs, the adverse impact of some high grading done a few years ago when gold prices were low, as well as the strong rand hurting the South African gold producers.

The Fund outperformed most of its peer group for the year ended October 31, 2004. This is because we had allocated over 20% of the Fund’s assets to gold and silver bullion as well as gold-linked and silver-linked notes.

Also helping the Fund was the strong performance of the silver related stocks such as Industrias Penoles, SA de C.V. (silver in Mexico), Pan American Silver Corporation (silver in Latin America) and Apex Silver Mines Limited (silver and zinc in Latin America).

General Commentary

Never in the past twenty-five years has it been so difficult for us to find cheap stocks in the U.S. Hence, a record low 23% allocation to U.S. stocks in the First Eagle Global Fund and a 25% cash position in the First Eagle U.S. Value Fund on October 31, 2004. Small, big, value and growth stocks all seem rather fully priced. Unlike many of our “value” peers, we are struggling to find value in financial stocks (banking, insurance and brokers), a sector that has benefited from twenty-two years of declining interest rates and from an extraordinary credit expansion.

Valuation overseas appears more reasonable and markets such as Japan and Korea do offer what we see as a few genuine bargains. Gold remains intriguing as a hedge; but at $430 an ounce, some investment demand for gold is required to propel it to much higher levels. The recent launch of a gold ETF on the New York Stock Exchange (streetTRACKS; symbol: GLD), enabling individuals and institutions to buy an instrument backed by one-tenth of an ounce of gold through their broker, should help.

The current paradoxical strength in the bond market that we mentioned earlier is possibly due to the massive buying of U.S. dollar government bonds by Asian central banks. This is designed to help exports from Asian countries to the U.S. by preventing their own currencies to be revalued against the U.S. dollar. Artificially low interest rates in the U.S. may well be an unintended consequence.

All in all, the discounts at which your Funds’ holdings are currently trading remain low, providing less of our desired “margin of safety” than a year ago. As a result, investors’ expectations regarding medium-term returns ought to remain modest.

We appreciate your continued confidence and thank you for your support.

Charles de Vaulx Co-Manager November 2004

A TRIBUTE TO JEAN-MARIE EVEILLARD

By the time you read this Report, Jean-Marie Eveillard will have retired as Co-President and Co-Manager of the First Eagle Funds.

I first met and worked for Jean-Marie as an intern for three months in the summer of 1983, some twenty-one years ago. I concluded the paper I wrote after my internship (“Securities Analysis and the Management of Mutual Funds”) as follows:

One understands the thrill and luck associated with discovering what genuine professional money management is, and this in very privileged conditions:

•	In New York, by far the most important financial market in the world
•	In a very difficult market after one year of uninterrupted rise
•	And under the guidance of Mr. Eveillard, whose lucidity and inner calm were only matched by his humility.

That same paper started with the following opening lines:

I wish to express my deep gratitude to Mr. Eveillard. The time he has been willing to give me, his constant concern with mentoring and his clarity allowed me to benefit fully from my experience as an intern. His trust and the various opportunities that he gave me left a great impression. Beyond just securities analysis, Mr. Eveillard will remain the symbol of an exemplary role model: Those are rare and priceless to any young man at the dawn of his professional life.

Twenty-one years later, having worked closely with Jean-Marie over almost eighteen years, first as a securities analyst, then as an Associate Portfolio Manager and more recently as a Co-Portfolio Manager, I realize that I had then only scratched the surface. Among the many attributes I have discovered while working with Jean-Marie are a great intellect; a wealth of knowledge; an extraordinary memory; a limitless ability to listen; a curious, eclectic as well as iconoclastic mind; a natural skepticism (“we don’t trust nobody”); a deep aversion to risk; a tremendous sense of fiduciary duty; and a total lack of greed.

Oddly enough, the memory I will cherish the most is of Jean-Marie’s great sense of style—concise and quite matter of fact—whether in writing, in public speaking, or even on TV!

Timing is everything. Long before his “crossing of the desert” (the period from 1995 to March 2000, when large cap growth stocks and new economy stocks were the rage) Jean-Marie had initially considered retiring by the middle of 2000. He was wise to work a little longer, becoming the Morningstar Manager of the Year in 2001, and the recipient of the Morningstar Lifetime Achievement Award in June 2003.

Jean-Marie has worked extremely hard during his lifetime and I wish him well in his retirement. I am glad to know that Jean-Marie will be available when I need his advice.

Charles de Vaulx Co-Manager First Eagle Funds

FIRST EAGLE FUNDS

Fund Expenses

(Unaudited)

Example

As a shareholder of the First Eagle Funds, you may incur two types of costs: (1) transaction costs, including front-end and contingent deferred sales charges (loads), and (2) ongoing costs, including advisory fees; distribution (12b-1) and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each of the First Eagle Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested on May 1, 2004 and held for the six months ended October 31, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(3)

First Eagle Global Fund Class A	7.22%	$1,000.00	$1,072.20	$7.03
First Eagle Global Fund Class I	7.35%	1,000.00	1,073.50	5.73
First Eagle Global Fund Class C	6.86%	1,000.00	1,068.60	10.87
First Eagle Overseas Fund Class A	7.54%	1,000.00	1,075.40	7.62
First Eagle Overseas Fund Class I	7.72%	1,000.00	1,077.20	6.27
First Eagle Overseas Fund Class C	7.14%	1,000.00	1,071.40	11.51
First Eagle U.S. Value Fund Class A	7.06%	1,000.00	1,070.60	7.08
First Eagle U.S. Value Fund Class I	7.09%	1,000.00	1,070.90	5.78
First Eagle U.S. Value Fund Class C	6.58%	1,000.00	1,065.80	10.96
First Eagle Gold Fund Class A	19.63%	1,000.00	1,196.30	7.56
First Eagle Gold Fund Class I	19.80%	1,000.00	1,198.00	6.19
First Eagle Gold Fund Class C	19.20%	1,000.00	1,192.00	11.68
First Eagle Fund of America Class Y	4.03%	1,000.00	1,040.30	7.44
First Eagle Fund of America Class C	3.65%	1,000.00	1,036.50	11.26
First Eagle Fund of America Class A	3.95%	1,000.00	1,039.50	8.72

(1)	For the six months ended October 31, 2004.
(2)

Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

(3)

Expenses are equal to the annualized expense ratio of 1.35%, 1.10%, 2.09%, 1.46%, 1.20%, 2.21%, 1.36%, 1.11%, 2.11%, 1.37%, 1.12%, 2.12%, 1.45%, 2.20%, and 1.70% for the First Eagle Global Fund Class A, I and C; First Eagle Overseas Fund Class A, I, and C; First Eagle U.S. Value Fund Class A, I, and C; First Eagle Gold Fund Class A, I and C ; and First Eagle Fund of America Class Y, C, and A, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

FIRST EAGLE FUNDS

Fund Expenses—(Continued)

(Unaudited)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios and an assumed rate of return of 5.00% per year before expenses, which is not the First Eagle Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the First Eagle Funds and other funds. To do so, compare the 5.00% hypothetical example relating to the First Eagle Funds with the 5.00% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end and contingent deferred sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Expenses Paid During the Period(2)

First Eagle Global Fund Class A	5.00%	$1,000.00	$1,018.35	$6.85
First Eagle Global Fund Class I	5.00%	1,000.00	1,019.61	5.58
First Eagle Global Fund Class C	5.00%	1,000.00	1,014.63	10.58
First Eagle Overseas Fund Class A	5.00%	1,000.00	1,017.80	7.41
First Eagle Overseas Fund Class I	5.00%	1,000.00	1,019.10	6.09
First Eagle Overseas Fund Class C	5.00%	1,000.00	1,014.03	11.19
First Eagle U.S. Value Fund Class A	5.00%	1,000.00	1,018.30	6.90
First Eagle U.S. Value Fund Class I	5.00%	1,000.00	1,019.56	5.63
First Eagle U.S. Value Fund Class C	5.00%	1,000.00	1,014.53	10.68
First Eagle Gold Fund Class A	5.00%	1,000.00	1,018.25	6.95
First Eagle Gold Fund Class I	5.00%	1,000.00	1,019.51	5.69
First Eagle Gold Fund Class C	5.00%	1,000.00	1,014.48	10.74
First Eagle Fund of America Class Y	5.00%	1,000.00	1,017.85	7.35
First Eagle Fund of America Class C	5.00%	1,000.00	1,014.08	11.14
First Eagle Fund of America Class A	5.00%	1,000.00	1,016.59	8.62

(1)	For the six months ended October 31, 2004.
(2)

Expenses are equal to the annualized expense ratio of 1.35%, 1.10%, 2.09%, 1.46%, 1.20%, 2.21%, 1.36%, 1.11%, 2.11%, 1.37%, 1.12%, 2.12%, 1.45%, 2.20%, and 1.70% for the First Eagle Global fund Class A, I, and C; First Eagle Overseas Fund Class A, I, and C; First Eagle U.S. Value Fund Class A, I, and C; First Eagle Gold Fund Class A, I, and C; and First Eagle Fund of America Class Y, C, and A, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

FUND OVERVIEW

FIRST EAGLE GLOBAL FUND	Data as of October 31, 2004

THE INVESTMENT STYLE				AVERAGE ANNUAL RETURNS

The First Eagle Global Fund seeks long-term growth of capital by investing in a wide range of asset classes from markets in the United States and around the world. This truly global fund is managed with a highly disciplined, bottom-up, value oriented style that helps minimize risk.

					ONE-YEAR	FIVE-YEARS	TEN-YEARS
				First Eagle Global Fund (A Shares)
				without sales load	18.18%	16.26%	12.68%
				with sales load	12.27%	15.37%	12.25%
				MSCI World Index	13.25%	(2.12%)	6.76%
				Consumer Price Index	3.25%	2.57%	2.48%
				GROWTH OF A $10,000 INITIAL INVESTMENT

$ 31,752

$ 19,225

$ 12,776

20,000

25,000

30,000

$ 35,000

15,000

10,000

5,000

0

10/94

10/95

10/96

10/97

10/98

10/99

10/00

10/01

10/02

10/03

10/04

First Eagle Global Fund

MSCI World Index

Consumer Price Index

ASSET ALLOCATION
Commodity-Linked Notes 2.31% Cash and Equivalents 16.62% U.S. Dollar Bonds and Notes 5.75% Commodities 1.17% Foreign Currency Bonds and Notes 3.19% U.S. Stocks 23.14% Foreign Stocks 47.82%

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00% thereafter. The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. It is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

COUNTRIES
United States	32.55%	Italy	0.59%
Japan	11.01%	Denmark	0.53%
France	8.74%	Luxembourg	0.50%
Switzerland	5.55%	China	0.47%	TOP 10 HOLDINGS
United Kingdom	4.87%	Austria	0.43%
South Korea	3.17%	Australia and		Rayonier Inc. (U.S. forest products company)			1.98%
Germany	2.28%	New Zealand	0.38%	Shimano Inc. (Japanese manufacturer of bicycle parts)			1.57%
Spain	2.11%	India	0.34%	Costco Wholesale Corporation (U.S. multiline retailer)			1.46%
Netherlands	2.10%	Malaysia	0.33%	Samsung Electronics Company, Limited Pfd.			1.36%
Canada	1.88%	Brazil	0.29%	(South Korean electronics company)
Hong Kong	1.21%	Belgium	0.28%	Wendel Investissement (French holding company)			1.32%
South Africa	1.19%	Ireland	0.22%	Kuehne & Nagel International AG (Swiss transportation company)			1.32%
Singapore	1.05%	Sweden	0.21%	Corporacion Financiera Alba SA			1.25%
Mexico	0.68%	Other	0.58%	(European holding company with stakes in retail, telecom, construction and media)
				Freeport McMoRan Copper & Gold Inc. CS & Pfd (B,C, & D)			1.22%
The Fund’s portfolio composition is subject to change at any time.				(U.S. mining company)
				United States Treasury Security 3% (U.S. Treasury security)			1.22%
				Liberty Media Corporation (U.S. media company)			1.19%

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS

October 31, 2004

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — U.S. (23.14%)
	Consumer Discretionary (1.91%)
3,000,000	McDonald’s Corporation	$65,158,761	$87,450,000
1,500,000	Papa John’s International Inc. (a)(c)	43,149,489	48,420,000
192,250	Allen Organ Company, Class ‘B’ (c)	6,030,883	11,285,075
195,000	Weyco Group, Inc.	1,285,375	7,527,000
185,000	St. John Knits International Inc. (a)	3,180,703	7,400,000
500,000	A.T. Cross Company, Class ‘A’ (a)	4,150,673	2,510,000

		122,955,884	164,592,075

	Consumer Staples (0.14%)
250,000	Altria Group Inc.	7,640,522	12,115,000

	Energy (2.32%)
1,500,000	Burlington Resources, Inc.	35,002,372	62,250,000
1,000,000	SEACOR Holdings Inc. (a)(c)	42,476,565	47,610,000
875,000	San Juan Basin Royalty Trust	5,342,905	27,912,500
275,000	ConocoPhillips	14,952,547	23,185,250
635,000	CONSOL Energy, Inc. (b)	12,033,162	22,479,000
200,000	Murphy Oil Corporation	4,173,744	16,004,000

		113,981,295	199,440,750

	Financials (0.02%)
114,750	East Texas Financial Services, Inc. (c)	862,688	1,950,750
8,200	Redwood Financial, Inc. (a)(e)	71,750	158,465

		934,438	2,109,215

	Health Care (1.09%)
945,000	Johnson & Johnson Inc.	52,603,008	55,169,100
2,000,000	Sola International Inc. (a)(c)	38,849,744	38,360,000

		91,452,752	93,529,100

	Holding Companies (1.11%)
1,025	Berkshire Hathaway Inc., Class ‘A’ (a)	74,167,819	86,356,250
7,432	Case Pomeroy & Company, Inc. Class ‘A’	7,366,948	8,026,560
2,485	J.G. Boswell Company	573,840	1,273,563

		82,108,607	95,656,373

	Industrials (2.46%)
2,500,000	Tyco International Limited	37,527,905	77,875,000
3,000,000	Blount International Inc. (a)(c)	33,105,320	43,380,000
765,000	SPX Corporation	34,198,773	29,337,750
565,000	Franklin Electric Company, Inc.	11,923,048	21,684,700
675,800	UniFirst Corporation (c)	10,093,225	17,962,764
385,000	Manpower Inc.	12,355,529	17,421,250
154,784	KinderCare Learning Centers, Inc. (a)	992,527	1,702,624
365,000	Kaiser Ventures LLC (a)(i)	—	1,277,500
4,805	Conbraco Industries, Inc. (a)	1,568,050	744,775

		141,764,377	211,386,363

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — U.S. — (continued)
	Materials (0.86%)
1,435,000	Vulcan Materials Company	$59,885,908	$71,434,300
45,000	TXI Capital Trust 5 1/2% Conv. Pfd.	1,450,589	2,131,875

		61,336,497	73,566,175

	Media (2.45%)
11,500,000	Liberty Media Corporation (a)	98,402,111	102,580,000
1,000,000	Liberty Media International Inc., Class ‘A’ (a)	33,361,789	36,050,000
1,575,000	Valassis Communications, Inc. (a)	45,909,183	54,148,500
1,000,000	The DIRECTV Group, Inc. (a)	10,572,284	16,770,000
34,924	Mills Music Trust (c)	1,055,337	1,484,270

		189,300,704	211,032,770

	Paper and Forest Products (3.20%)
3,585,000	Rayonier Inc. (c)	100,111,758	169,929,000
1,565,000	Plum Creek Timber Company, Inc.	43,222,016	56,793,850
1,285,000	Longview Fibre Company	9,795,535	19,789,000
375,000	Deltic Timber Corporation	9,704,395	14,921,250
335,000	Greif Inc., Class ‘A’	5,153,078	13,919,250

		167,986,782	275,352,350

	Precious Metals (2.39%)
5,426,750	Newmont Mining Corporation	35,627,336	100,157,428
2,175,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’ (c)	76,916,765	78,778,500
445,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘C’ (d)	13,421,317	19,321,900
925,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘D’ (d)	9,690,611	7,094,750

		135,656,029	205,352,578

	Real Estate (0.30%)
500,000	Crescent Real Estate Equities Company	7,671,061	8,005,000
175,000	ProLogis	—	6,821,500
165,000	Catellus Development Corporation	607,726	4,758,600
258,133	Price Legacy Corporation Pfd., Series ‘A’	2,935,244	4,195,952
110,021	Security Global European Realty (a)(e)	2,200,410	1,980,378

		13,414,441	25,761,430

	Retail (3.53%)
2,625,000	Costco Wholesale Corporation	95,932,913	125,842,500
1,925,000	Tiffany & Company	54,277,144	56,460,250
1,000,000	Barnes and Noble, Inc. (a)	18,715,502	33,270,000
575,000	The Sherwin—Williams Company	16,399,200	24,564,000
300,000	Autozone Inc. (a)	25,462,827	24,543,000
1,000,000	Dillard’s Inc., Class ‘A’	16,266,643	20,490,000
650,000	May Department Stores Company	14,831,707	16,939,000
150,000	Hancock Fabrics, Inc.	477,528	1,540,500

		242,363,464	303,649,250

	Technology and Telecommunications (0.62%)
2,775,000	American Power Conversion Corporation	44,424,172	53,502,000

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — U.S. — (continued)
	Transportation (0.49%)
1,000,000	Burlington Northern Santa Fe Corporation	$28,871,737	$41,810,000

	Utilities (0.25%)
315,000	CalEnergy Capital Trust 6 1/2% Conv. Pfd.	13,865,313	14,647,500
225,000	Kaneb Services LLC	1,943,390	7,065,000

		15,808,703	21,712,500

	Common and Preferred Stocks — Non U.S. (47.82%)
	Australia and New Zealand (0.38%)
6,650,000	News and Media NZ Limited exchangeable preference shares (10)	17,173,423	20,727,900
8,850,000	Capital Properties New Zealand Limited 8 1/2% exchangeable preference shares (13)	5,435,262	6,087,543
1,575,000	Spotless Group Limited (8)	3,061,888	5,773,076

		25,670,573	32,588,519

	Austria (0.43%)
565,000	Flughafen Wien AG (16)	19,408,086	37,251,888

	Belgium (0.28%)
885,000	Deceuninck (1)	18,096,454	23,774,861

	Brazil (0.29%)
775,000	Petroleo Brasileiro SA ADR (3)	20,217,189	25,265,000

	Canada (1.78%)
1,500,000	EnCana Corporation (3)	47,287,728	74,100,000
1,500,000	Aber Diamond Corporation (a)(9)	46,756,235	52,269,273
625,000	Pan American Silver Corporation (a)(b)(12)	1,994,168	10,524,911
925,000	IAMGOLD Corporation (12)	7,002,849	6,937,405
300,000	Meridian Gold Inc. (a)(12)	1,088,716	5,083,994
135,000	Fairmont Hotels & Resorts Inc. (1)	1,145,394	3,831,300

		105,275,090	152,746,883

	Chile (0.09%)
700,000	Quinenco SA ADR (8)	4,366,596	8,022,000

	China (0.47%)
775,000	PetroChina Company, Limited ADR (3)	20,916,902	40,780,500

	Commonwealth of Independent States (0.09%)
556,624	Firebird Fund, L.P. (a)(b)(e)(7)	1,000,000	8,071,005

	Denmark (0.53%)
745,000	Carlsberg A/S, ‘B’ (2)	27,848,524	34,684,859
255,000	Carlsberg A/S, ‘A’ (2)	11,311,348	11,038,106

		39,159,872	45,722,965

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — Non U.S. — (continued)
	France (8.34%)
2,000,000	Wendel Investissement (7)	$47,167,114	$113,930,005
3,725,000	Sodexho Alliance SA (1)	100,792,545	94,398,736
3,125,000	Vivendi Universal SA (a)(10)	59,386,377	85,589,820
1,175,000	Essilor International SA (6)	52,087,527	79,965,918
1,815,000	Remy Cointreau SA (2)	55,473,040	62,968,267
2,550,000	PagesJaunes SA (a)(10)	45,951,058	51,834,570
725,000	Neopost SA (8)	41,380,280	50,453,620
615,000	Eurazeo (7)	27,461,508	44,450,739
39,506	Société Sucrière de Pithiviers-le-Vieil (c)(2)	17,843,981	29,059,379
600,000	Financiere Marc de Lacharriere SA (7)	23,872,625	24,561,600
525,000	Société BIC SA (8)	23,215,065	24,406,171
56,250	Taittinger C.I. (1)	2,775,854	11,099,493
27,990	Taittinger SA (1)	6,214,858	6,799,599
265,000	Business Objects SA ADR (a)(15)	5,073,912	6,762,800
70,000	Sagem SA (15)	1,825,715	6,389,214
70,000	NSC Groupe (c)(8)	12,400,388	5,820,588
385,000	Sabeton SA (c)(7)	4,841,233	5,609,703
73,356	Gaumont SA (10)	3,638,033	5,250,385
42,252	Robertet SA C.I. (2)	800,508	3,894,365
21,500	Robertet SA (2)	647,190	2,797,144
10,000	Guyenne Et Gascogne SA (2)	1,002,478	1,001,653

		533,851,289	717,043,769

	Germany (2.21%)
640,000	Hornbach Holding AG Pfd. (1)	39,664,982	45,029,600
755,000	Merck KGaA (6)	17,659,034	42,206,935
1,110,567	Fraport AG (16)	34,916,331	40,560,780
113,393	Bertelsmann AG D.R.C. (10)	26,746,576	31,310,792
1,000,000	Suedzucker AG (2)	13,706,992	18,932,900
215,000	Bayer AG (9)	2,637,397	6,119,612
50,000	Axel Springer Verlag AG (20)	1,553,189	5,724,644
1,044	Hornbach Baumarkt AG (1)	36,835	37,395

		136,921,336	189,922,658

	Hong Kong (0.80%)
5,000,000	Guoco Group Limited (7)	41,440,902	41,439,925
24,750,000	Shaw Brothers (Hong Kong) Limited (c)(10)	24,973,594	24,806,132
21,500,000	City e-Solutions Limited (c)(1)	971,287	2,348,262

		67,385,783	68,594,319

	India (0.34%)
6,750,000	Hindustan Lever Limited (2)	18,692,540	18,558,593
630,625	Nestle India Limited (2)	7,525,852	7,545,809
375,000	Tata Motors Limited (1)	3,463,591	3,446,147

		29,681,983	29,550,549

	Israel (0.01%)
275,000	The Israel Land Development Company Limited (a)(7)	900,749	682,567

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — Non U.S. — (continued)
	Italy (0.59%)
3,575,000	Italcementi S.p.A. RNC (9)	$33,161,557	$37,135,348
1,621,600	Caltagirone Editore S.p.A. (10)	12,714,073	13,836,460

		45,875,630	50,971,808

	Japan (11.01%)
5,500,000	Shimano Inc. (1)	88,370,228	135,337,458
2,000,000	Ono Pharmaceutical Company, Limited (6)	76,799,594	93,893,166
20,250,000	Aioi Insurance Company, Limited (4)	72,125,506	81,868,417
2,075,000	Secom Company, Limited (8)	76,909,710	75,461,673
5,175,000	Toho Company Limited (10)	76,820,692	74,644,358
12,000,000	NIPPONKOA Insurance Company, Limited (4)	54,518,219	69,031,313
555,000	Nintendo Company, Limited (15)	45,409,065	62,700,609
1,575,000	Kose Corporation (2)	59,572,609	61,592,594
1,400,000	Fuji Photo Film Company, Limited (1)	40,545,464	47,872,290
2,000,000	Daiichi Pharmaceutical Corporation (6)	31,226,584	39,011,949
4,500,000	Mitsui Sumitomo Insurance Company, Limited (4)	23,444,565	36,981,061
5,650,000	Iino Kaiun Kaisha, Limited (c)(16)	21,187,278	28,499,504
2,000,000	Makita Corporation (1)	14,940,376	27,582,298
2,325,000	Wacoal Corporation (2)	20,067,399	26,354,319
1,075,000	Shimachu Company Limited (1)	25,826,614	25,030,699
1,125,000	Shoei Company, Limited (c)(7)	7,248,298	16,269,541
2,500,000	Okumura Corporation (8)	10,670,713	12,067,255
615,000	Chofu Seisakusho Company, Limited (1)	10,291,599	10,700,704
2,000,000	Aida Engineering, Limited (8)	13,038,988	9,275,965
1,000,000	Nisshinbo Industries, Inc. (1)	4,271,416	6,621,641
600,000	Mitsubishi Securities Company, Limited (4)	4,300,878	5,582,582

		777,585,795	946,379,396

	Luxembourg (0.42%)
815,000	Tenaris SA ADR (3)	23,835,649	36,487,550

	Mexico (0.68%)
12,725,000	Industrias Penoles, SA de C.V. (12)	28,034,478	58,174,267

	Netherlands (1.87%)
3,000,000	Heineken Holding NV (2)	78,275,290	84,468,878
5,075,000	Koninklijke Ahold NV (a)(14)	37,108,320	35,317,534
315,000	OPG Groep NV (6)	7,677,057	16,964,774
1,000,000	Arcadis NV (8)	13,712,367	14,724,168
400,000	Holdingmaatschappij de Telegraaf NV (10)	4,416,693	9,133,845

		141,189,727	160,609,199

	Russia (0.05%)
250,000	YUKOS Oil Company ADR (a)(3)	6,914,216	4,162,500

	Singapore (0.52%)
4,000,000	Fraser & Neave Limited (2)	25,007,469	32,951,505
13,467,250	ComfortDelgro Corporation Limited (2)	3,279,184	11,580,029

		28,286,653	44,531,534

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — Non U.S. — (continued)
	South Africa (1.19%)
2,000,000	Gold Fields Limited (12)	$7,102,817	$28,123,927
1,325,000	Gold Fields Limited ADR (12)	16,691,653	19,106,500
2,025,000	Harmony Gold Mining Company Limited ADR (2)	24,741,330	23,895,000
1,000,000	Harmony Gold Mining Company Limited (2)	4,591,642	11,681,517
7,000,000	Mvelaphanda Resources Limited (a)(12)	23,327,963	19,455,571

		76,455,405	102,262,515

	South Korea (3.17%)
435,000	Samsung Electronics Company, Limited Pfd. (15)	71,389,722	116,569,897
1,875,000	KT&G Corporation (2)	48,567,889	51,920,500
45,000	Lotte Confectionery Company, Limited (2)	13,666,544	28,378,741
1,550,000	Samsung Corporation (15)	13,005,625	21,737,383
65,500	Nam Yang Dairy Products (c)(2)	14,805,002	17,142,921
2,125,000	Daeduck Electronics Company, Limited (15)	15,483,529	15,375,167
501,000	Kukdong Electric Wire Company, Limited (c)(15)	10,918,559	10,941,894
601,250	Daeduck GDS Company, Limited (15)	3,188,400	5,451,262
7,750	Lotte Chilsung Beverage Company (2)	1,161,734	5,330,505

		192,187,004	272,848,270

	Spain (2.11%)
3,500,000	Corporacion Financiera Alba SA (7)	75,163,515	107,457,000
2,000,000	Altadis SA (2)	61,486,900	73,608,045

		136,650,415	181,065,045

	Switzerland (5.55%)
625,000	Kuehne & Nagel International AG (16)	48,363,194	113,270,132
425,000	Nestlé SA (2)	100,251,992	100,771,179
30,000	Pargesa Holding AG (7)	67,295,388	95,429,432
26,500	Lindt & Spruengli AG PC (2)	13,387,426	32,409,593
1,875	Lindt & Spruengli AG (2)	17,591,951	24,328,227
87,500	Schindler Holding AG PC (8)	25,044,030	28,071,635
65,000	Schindler Holding AG (8)	20,791,251	23,124,895
56,250	Edipresse SA (10)	18,522,780	27,781,266
41,500	Sika Finanz AG (a)(9)	8,732,269	25,603,131
45,000	Societe Generale d’Affichage (a)(10)	2,606,947	6,629,834

		322,587,228	477,419,324

	Thailand (0.05%)
577,000	The Oriental Hotel Public Company Limited (1)	2,636,472	4,484,420

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — Non U.S. — (continued)
	United Kingdom (4.28%)
3,275,000	Anglo American Plc (12)	$75,514,648	$71,833,090
11,350,000	Millennium & Copthorne Hotel Plc (1)	64,095,429	70,837,667
7,075,000	Associated British Ports Holding Plc (16)	55,291,589	60,045,068
30,000,000	Aggregate Industries Plc (9)	45,400,238	50,976,722
1,250,000	Amdocs Limited (a)(15)	26,082,298	31,437,500
18,000,000	Enodis Plc (a)(8)	15,180,578	28,684,739
4,375,000	IMI Plc (8)	16,704,937	28,048,678
700,000	Antofagasta Holdings Plc (12)	1,822,782	12,833,275
3,000,000	McBride Plc (2)	7,569,080	8,418,048
145,000	Lonmin Plc (12)	292,225	2,724,912
700,000	J.Z. Equity Partners, Plc (4)	1,316,267	1,813,504

		309,270,071	367,653,203

	Miscellaneous (0.29%)
1,375,000	Banco Latinoamericano de Exportaciones SA ADR (4)	22,535,552	25,203,750

	Total Common and Preferred Stocks	4,596,896,601	6,102,838,193

Ounces

	Commodities (1.17%)
131,686	Gold bullion (a)	51,734,557	56,447,122
6,020,173	Silver bullion (a)	38,459,741	43,826,856

	Total Commodities	90,194,298	100,273,978

Principal Amount

	Notes, Bonds and Convertible Bonds (11.25%)
	Commodity-Linked Notes (2.31%)
$1,360,000	HSBC Gold-Linked Note 0% due 11/22/2004 (a)(b)(d)(e)(g)(12)	1,360,000	1,506,336
1,000,000	HSBC Gold-Linked Note 0% due 11/24/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,115,200
1,200,000	HSBC Gold-Linked Note 0% due 12/29/2004 (a)(b)(d)(e)(g)(12)	1,200,000	1,265,280
2,000,000	HSBC Gold-Linked Note 0% due 1/28/2005 (a)(b)(d)(e)(h)(12)	2,000,000	2,155,000
950,000	HSBC Gold-Linked Note 0% due 2/25/2005 (a)(b)(d)(e)(g)(12)	950,000	1,005,100
1,000,000	HSBC Gold-Linked Note 0% due 3/04/2005 (a)(b)(d)(e)(h)(12)	1,000,000	1,135,000
1,000,000	HSBC Gold-Linked Note 0% due 3/10/2005 (a)(b)(d)(e)(h)(12)	1,000,000	1,170,800
588,000	HSBC Gold-Linked Note 0% due 3/14/2005 (a)(b)(d)(e)(g)(12)	588,000	646,094
1,750,000	HSBC Gold-Linked Note 0% due 4/11/2005 (a)(b)(d)(e)(g)(12)	1,750,000	1,785,700
2,000,000	HSBC Gold-Linked Note 0% due 4/20/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,130,000
2,525,000	HSBC Gold-Linked Note 0% due 5/02/2005 (a)(b)(d)(e)(g)(12)	2,525,000	2,813,355
1,500,000	HSBC Gold-Linked Note 0% due 5/12/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,685,100
3,250,000	HSBC Gold-Linked Note 0% due 5/17/2005 (a)(b)(d)(e)(g)(12)	3,250,000	3,893,175
700,000	HSBC Gold-Linked Note 0% due 5/31/2005 (a)(b)(d)(e)(g)(12)	700,000	807,450
1,091,000	HSBC Gold-Linked Note 0% due 6/16/2005 (a)(b)(d)(e)(g)(12)	1,091,000	1,251,704
2,263,000	HSBC Gold-Linked Note 0% due 6/21/2005 (a)(b)(d)(e)(g)(12)	2,263,000	2,609,918
5,035,000	HSBC Gold-Linked Note 0% due 6/27/2005 (a)(b)(d)(e)(g)(12)	5,035,000	5,597,913
5,170,000	HSBC Gold-Linked Note 0% due 6/28/2005 (a)(b)(d)(e)(g)(12)	5,170,000	5,744,904

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Principal Amount		Cost (Note 1)	Value (Note 1)

	Notes, Bonds and Convertible Bonds — (continued)
	Commodity-Linked Notes — (continued)
$1,000,000	HSBC Gold-Linked Note 0% due 6/29/2005 (a)(b)(d)(e)(g)(12)	$1,000,000	$1,109,900
1,150,000	HSBC Gold-Linked Note 0% due 6/30/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,284,320
1,200,000	HSBC Gold-Linked Note 0% due 7/01/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,311,000
1,200,000	HSBC Gold-Linked Note 0% due 7/14/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,313,040
6,600,000	HSBC Gold-Linked Note 0% due 7/15/2005 (a)(b)(d)(e)(g)(12)	6,600,000	7,052,100
3,723,000	HSBC Gold-Linked Note 0% due 7/15/2005 (a)(b)(d)(e)(g)(12)	3,723,000	3,991,801
6,000,000	HSBC Gold-Linked Note 0% due 7/22/2005 (a)(b)(d)(e)(g)(12)	6,000,000	6,484,800
7,714,000	HSBC Gold-Linked Note 0% due 7/26/2005 (a)(b)(d)(e)(g)(12)	7,714,000	8,243,952
1,180,000	HSBC Gold-Linked Note 0% due 7/29/2005 (a)(b)(d)(e)(g)(12)	1,180,000	1,299,888
1,655,000	HSBC Gold-Linked Note 0% due 8/02/2005 (a)(b)(d)(e)(g)(12)	1,655,000	1,869,985
1,095,000	HSBC Gold-Linked Note 0% due 8/05/2005 (a)(b)(d)(e)(g)(12)	1,095,000	1,252,352
1,125,000	HSBC Gold-Linked Note 0% due 8/08/2005 (a)(b)(d)(e)(g)(12)	1,125,000	1,267,650
1,157,500	HSBC Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(g)(12)	1,157,500	1,303,924
1,174,000	HSBC Gold-Linked Note 0% due 8/11/2005 (a)(b)(d)(e)(g)(12)	1,174,000	1,322,511
1,200,000	HSBC Gold-Linked Note 0% due 8/16/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,315,920
1,000,000	HSBC Gold-Linked Note 0% due 9/09/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,067,500
1,000,000	HSBC Gold-Linked Note 0% due 9/13/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,078,600
1,000,000	HSBC Gold-Linked Note 0% due 9/15/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,107,500
1,000,000	HSBC Gold-Linked Note 0% due 9/19/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,085,600
1,000,000	HSBC Gold-Linked Note 0% due 10/03/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,058,000
1,000,000	HSBC Gold-Linked Note 0% due 10/04/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,056,600
1,000,000	HSBC Gold-Linked Note 0% due 10/21/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,036,300
1,000,000	HSBC Gold-Linked Note 0% due 10/25/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,023,200
1,000,000	HSBC Gold-Linked Note 0% due 10/27/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,006,200
1,210,000	HSBC Gold-Linked Note 0% due 10/31/2005 (a)(b)(d)(e)(g)(12)	1,210,000	1,226,093
1,000,000	HSBC Gold-Linked Note 0% due 10/31/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,010,900
1,000,000	HSBC Gold-Linked Note 0% due 11/01/2005 (a)(b)(d)(e)(g)(12)	1,000,000	991,700
1,000,000	HSBC Gold-Linked Note 0% due 11/02/2005 (a)(b)(d)(e)(g)(12)	1,000,000	996,800
1,000,000	HSBC Gold-Linked Note 0% due 11/03/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,001,300
855,000	HSBC Gold-Linked Note 0% due 11/04/2005 (a)(b)(d)(e)(g)(12)	855,000	861,840
1,000,000	HSBC Silver-Linked Note 0% due 10/05/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,139,000
1,000,000	HSBC Silver-Linked Note 0% due 10/06/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,116,300
1,000,000	HSBC Silver-Linked Note 0% due 11/04/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,058,600
1,000,000	UBS Gold-Linked Note 0% due 11/24/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,167,367
1,000,000	UBS Gold-Linked Note 0% due 11/26/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,111,869
1,000,000	UBS Gold-Linked Note 0% due 12/03/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,109,695
1,000,000	UBS Gold-Linked Note 0% due 12/13/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,161,913
1,000,000	UBS Gold-Linked Note 0% due 12/16/2004 (a)(b)(d)(e)(h)(12)	1,000,000	1,128,340
1,000,000	UBS Gold-Linked Note 0% due 12/22/2004 (a)(b)(d)(e)(h)(12)	1,000,000	1,083,741
1,800,000	UBS Gold-Linked Note 0% due 2/04/2005 (a)(b)(d)(e)(g)(12)	1,800,000	1,904,668
2,000,000	UBS Gold-Linked Note 0% due 2/11/2005 (a)(b)(d)(e)(h)(12)	2,000,000	2,128,912
2,250,000	UBS Gold-Linked Note 0% due 2/18/2005 (a)(b)(d)(e)(g)(12)	2,250,000	2,469,339
2,250,000	UBS Gold-Linked Note 0% due 2/22/2005 (a)(b)(d)(e)(g)(12)	2,250,000	2,466,995
1,000,000	UBS Gold-Linked Note 0% due 3/09/2005 (a)(b)(d)(e)(h)(12)	1,000,000	1,111,628

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Principal Amount		Cost (Note 1)	Value (Note 1)

	Notes, Bonds and Convertible Bonds — (continued)
	Commodity-Linked Notes — (continued)
$1,000,000	UBS Gold-Linked Note 0% due 3/11/2005 (a)(b)(d)(e)(h)(12)	$1,000,000	$1,177,530
2,950,000	UBS Gold-Linked Note 0% due 3/24/2005 (a)(b)(d)(e)(g)(12)	2,950,000	3,250,283
2,000,000	UBS Gold-Linked Note 0% due 4/29/2005 (a)(b)(d)(e)(h)(12)	2,000,000	2,275,672
2,600,000	UBS Gold-Linked Note 0% due 5/11/2005 (a)(b)(d)(e)(g)(12)	2,600,000	2,877,919
2,000,000	UBS Gold-Linked Note 0% due 5/16/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,237,880
1,500,000	UBS Gold-Linked Note 0% due 5/20/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,705,362
2,050,000	UBS Gold-Linked Note 0% due 5/24/2005 (a)(b)(d)(e)(g)(12)	2,050,000	2,451,954
2,900,000	UBS Gold-Linked Note 0% due 5/31/2005 (a)(b)(d)(e)(g)(12)	2,900,000	3,368,927
3,400,000	UBS Gold-Linked Note 0% due 6/09/2005 (a)(b)(d)(e)(g)(12)	3,400,000	3,855,321
5,350,000	UBS Gold-Linked Note 0% due 6/17/2005 (a)(b)(d)(e)(g)(12)	5,350,000	6,052,573
1,500,000	UBS Gold-Linked Note 0% due 7/05/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,714,389
5,300,000	UBS Gold-Linked Note 0% due 7/13/2005 (a)(b)(d)(e)(g)(12)	5,300,000	5,905,234
1,800,000	UBS Gold-Linked Note 0% due 7/28/2005 (a)(b)(d)(e)(g)(12)	1,800,000	1,940,189
1,200,000	UBS Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,321,092
2,200,000	UBS Gold-Linked Note 0% due 8/17/2005 (a)(b)(d)(e)(g)(12)	2,200,000	2,484,977
2,250,000	UBS Gold-Linked Note 0% due 8/25/2005 (a)(b)(d)(e)(g)(12)	2,250,000	2,465,159
1,200,000	UBS Gold-Linked Note 0% due 9/01/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,301,304
1,100,000	UBS Gold-Linked Note 0% due 10/19/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,141,362
1,100,000	UBS Gold-Linked Note 0% due 10/20/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,129,308
1,100,000	UBS Gold-Linked Note 0% due 10/24/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,116,533
1,150,000	UBS Gold-Linked Note 0% due 11/03/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,162,019
1,000,000	UBS Silver-Linked Note 0% due 3/17/2005 (a)(b)(d)(e)(h)(12)	1,000,000	1,169,321
1,500,000	UBS Silver-Linked Note 0% due 3/18/2005 (a)(b)(d)(e)(h)(12)	1,500,000	1,711,308
2,500,000	UBS Silver-Linked Note 0% due 3/21/2005 (a)(b)(d)(e)(h)(12)	2,500,000	2,737,915
1,250,000	UBS Silver-Linked Note 0% due 3/24/2005 (a)(b)(d)(e)(h)(12)	1,250,000	1,280,653
1,500,000	UBS Silver-Linked Note 0% due 3/29/2005 (a)(b)(d)(e)(h)(12)	1,500,000	1,588,283
1,000,000	UBS Silver-Linked Note 0% due 4/08/2005 (a)(b)(d)(e)(h)(12)	1,000,000	900,942
1,500,000	UBS Silver-Linked Note 0% due 5/06/2005 (a)(b)(d)(e)(h)(12)	1,500,000	2,017,449
2,000,000	UBS Silver-Linked Note 0% due 5/16/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,623,428
1,500,000	UBS Silver-Linked Note 0% due 5/19/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,990,343
2,000,000	UBS Silver-Linked Note 0% due 5/27/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,789,372
1,500,000	UBS Silver-Linked Note 0% due 6/07/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,985,702
1,500,000	UBS Silver-Linked Note 0% due 6/10/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,910,639
2,000,000	UBS Silver-Linked Note 0% due 6/13/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,573,460
2,000,000	UBS Silver-Linked Note 0% due 6/29/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,747,042
2,000,000	UBS Silver-Linked Note 0% due 7/06/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,697,956
2,000,000	UBS Silver-Linked Note 0% due 9/23/2005 (a)(b)(d)(e)(g)(12)	2,000,000	2,477,940

		177,320,500	198,644,412

	U.S. Treasury Notes (1.88%)
10,000,000	U.S. Treasury Zero Coupon Strip due 11/15/2007 (a)(5)	8,363,264	9,178,720
36,041,920	U.S. Treasury Inflation Index Note 4 1/4% due 1/15/2010 (5)	38,361,538	42,256,340
93,799,770	U.S. Treasury Inflation Index Note 3% due 7/15/2012 (5)	102,261,307	105,041,110
5,000,000	U.S. Treasury Note 5 3/8% due 2/15/2031 (5)	4,712,986	5,432,230

		153,699,095	161,908,400

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Principal Amount		Cost (Note 1)	Value (Note 1)

	Notes, Bonds and Convertible Bonds — (continued)
	U.S. Dollar Notes and Bonds (3.34%)
$1,545,000	Hollinger International Publishing 8 5/8% due 3/15/2005 (10)	$1,620,900	$1,557,070
2,750,000	Westpoint Stevens Inc. 7 7/8% due 6/15/2005 (a)(f)(1)	2,504,977	13,750
5,000,000	Tyco International Group SA 6 3/8% due 2/15/2006 (8)	4,685,201	5,221,455
20,500,000	Tyco International Group SA 6 3/4% due 2/15/2011 (8)	17,188,591	23,215,779
3,500,000	American Standard Companies Inc. 7 1/8% due 6/01/2006 (8)	3,187,856	4,768,404
4,910,000	American Standard Companies Inc. 8 1/4% due 6/01/2009 (8)	5,236,863	5,701,738
20,000,000	Lucent Technologies 7 1/4% due 7/15/2006 (15)	15,086,924	21,300,000
4,500,000	Penton Media Inc. 11 7/8% due 10/01/2007 (10)	4,167,096	4,410,000
15,140,000	Columbus McKinnon Corporation 8 1/2% due 4/01/2008 (8)	13,875,011	14,988,600
5,735,000	Columbus McKinnon Corporation 10% due 8/01/2010 (8)	5,900,063	6,337,175
3,500,000	Computer Associates 6 1/2% due 4/15/2008 (15)	3,051,945	3,764,674
22,000,000	Level 3 Communications, Inc. 9 1/8% due 5/01/2008 (15)	14,783,066	17,655,000
2,385,000	Longview Fibre Company 10% due 1/15/2009 (11)	2,456,543	2,629,463
4,850,000	Crescent Real Estate Equities Company 9 1/4% due 4/15/2009 (13)	4,928,625	5,286,500
13,500,000	GATX Corporation 8 7/8% due 6/01/2009 (4)	12,855,942	15,693,062
5,400,000	St. John Knits International Inc. 12 1/2% due 7/01/2009 (1)	5,266,331	5,805,000
1,900,000	Sanmina-SCI Corporation 10 3/8% due 1/15/2010 (15)	1,898,997	2,237,250
1,250,000	Freeport McMoRan Copper and Gold, Inc. 10 3/8% due 2/01/2010 (12)	1,273,750	1,409,375
610,000	Ethyl Corporation 8 7/8% due 5/01/2010 (9)	646,600	661,850
1,878,000	Flowserve Finance B.V. 12 1/4% due 8/15/2010 (8)	1,893,090	2,117,445
2,750,000	Monitronics International Inc. 11 3/4% due 9/01/2010 (b)(8)	2,749,171	3,014,688
6,900,000	Briggs & Stratton Corporation 8 7/8% due 3/15/2011 (1)	7,351,750	8,349,000
13,000,000	Steinway Musical Instruments 8 3/4% due 4/15/2011 (1)	13,134,167	14,202,500
1,500,000	Citizens Communications 9 1/4% due 5/15/2011 (15)	1,332,028	1,732,500
10,000,000	Texas Industries Inc. 10 1/4% due 6/15/2011 (9)	10,437,500	11,550,000
5,500,000	Penton Media Inc. 10 7/8% due 6/15/2011 (10)	4,118,156	2,777,500
3,500,000	Toys ‘R’ Us, Inc. 7 5/8% due 8/01/2011 (14)	3,412,012	3,535,000
880,000	B&G Foods Inc. 8% due 10/01/2011 (1)	880,000	932,800
5,812,000	Blount International Inc. 8 7/8% due 8/01/2012 (8)	5,812,000	6,356,875
5,500,000	Greif Inc. Corporation 8 7/8% due 8/01/2012 (9)	5,485,613	6,146,250
1,000,000	Manitowoc Company Inc. 10 1/2% due 8/01/2012 (8)	1,000,000	1,161,250
6,000,000	Fimep SA 10 1/2% due 2/15/2013 (8)	6,000,000	7,050,000
20,022,353	Winn-Dixie 7.803% due 9/01/2017 (2)	16,771,605	16,368,274
20,000,000	Winn-Dixie 8.181% due 9/01/2024 (b)(2)	15,681,646	15,750,000
10,000,000	America Online 0% due 12/06/2019 (a)(10)	5,575,638	6,425,000
2,000,000	Legrand SA 8 1/2% due 2/15/2025 (8)	1,955,265	2,305,000
4,200,000	Bausch and Lomb Inc. 7 1/8% due 8/01/2028 (6)	3,525,867	4,511,930
10,000,000	Bangkok Bank Public Company 9.025% due 3/15/2029 (b)(4)	6,091,945	11,624,710
10,000,000	Christiania Bank Floating Rate Perpetual Notes (1.75% @10/31/2004) (4)	6,826,750	8,262,640
5,500,000	Bergen Bank Floating Rate Perpetual Notes (2.115% @10/31/2004) (4)	3,888,750	4,558,125
3,500,000	Den Norske Bank Floating Rate Perpetual Notes (2.15% @10/31/2004) (4)	2,610,000	3,044,195
3,170,000	Den Norske Bank Floating Rate Perpetual Notes (2.0625% @10/31/2004) (4)	2,059,625	2,749,236

		249,207,859	287,181,063

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Principal Amount			Cost (Note 1)	Value (Note 1)

		Notes, Bonds and Convertible Bonds — (continued)
		U.S. Dollar Convertible Bonds (0.53%)
	$10,500,000	Interpublic Group Company 1.870% due 6/01/2006 (10)	$8,896,757	$10,014,375
	2,000,000	TriQuint Semiconductor Inc. 4% due 3/01/2007 (15)	1,683,944	1,937,500
	15,000,000	SCI Systems Inc. 3% due 3/15/2007 (15)	11,060,598	14,568,750
	12,000,000	Ivax Corporation 4 1/2% due 5/15/2008 (6)	10,053,158	12,075,000
	7,000,000	CP Ships Limited 4% due 6/30/2024 (b)(16)	6,558,390	6,588,750
	2,500,000	Medya International Limited 10% due 6/28/2049 (a)(e)(f)(i)(10)	2,482,264	25,000

			40,735,111	45,209,375

		Non U.S. Dollar Notes and Bonds (2.97%)
SGD	75,000,000	Singapore Government 2 5/8% due 10/01/2007 (5)	45,617,810	46,180,888
CAD	8,500,000	Shaw Communications Inc. 7.4% due 10/17/2007 (10)	5,251,356	7,412,564
HKD	175,000,000	Hong Kong Government 3.57% due 12/17/2007 (5)	23,200,521	23,659,084
EUR	5,000,000	Koninklijke Ahold NV 5 7/8% due 5/09/2008 (14)	4,259,856	6,792,818
GBP	15,000,000	EMI Group Plc 8 1/4% due 5/20/2008 (10)	23,626,860	29,790,438
EUR	1,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (b)(10)	1,733,805	2,242,192
SEK	100,000,000	Sweden Government I/L 4.526% due 12/01/2008 (5)	16,482,521	17,671,097
EUR	2,000,000	Independent News and Media 8% due 12/15/2008 (10)	2,417,480	2,798,231
MYR	105,000,000	Malaysian Government 4.305% due 2/27/2009 (5)	27,901,244	28,073,684
EUR	2,500,000	Independent News and Media 5 3/4% due 5/17/2009 (10)	2,660,961	3,246,641
EUR	14,209,390	Republic of France O.A.T./i 3% due 7/25/2009 (5)	12,155,365	19,887,852
EUR	3,750,000	Prosieben Media 11 1/4% due 7/31/2009 (10)	3,528,619	5,732,639
EUR	1,000,000	Vivendi Universal SA 9 1/2% due 4/15/2010 (10)	1,064,638	1,526,569
EUR	6,240,000	Flowserve Finance B.V. 12 1/4% due 8/15/2010 (8)	6,213,001	8,980,335
EUR	4,000,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (1)	4,386,995	4,426,205
EUR	3,000,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (b)(1)	3,225,463	3,319,654
EUR	8,500,000	The Manitowoc Company, Inc. 10 3/8% due 5/15/2011 (8)	8,844,555	12,178,460
GBP	3,000,000	Marks & Spencer Group Plc 6 3/8% due 11/07/2011 (1)	4,943,543	5,536,017
EUR	4,000,000	Riverdeep Group Limited 9 1/4% due 4/15/2011 (b)(15)	4,766,263	5,372,850
GBP	5,875,000	Enodis Plc 10 5/8% due 4/15/2012 (8)	9,168,586	12,087,453
EUR	4,000,000	Fimep SA 11% due 2/15/2013 (8)	4,582,369	6,178,778
EUR	1,500,000	Odyssee Financing 8 3/8% due 10/15/2014 (b)(10)	1,898,550	2,012,010

			217,930,361	255,106,459

		Non U.S. Dollar Convertible Bonds (0.22%)
EUR	10,000,000	Wegener NV 5 1/2% due 4/26/2005 (10)	12,100,894	12,843,670
EUR	1,000,000	Aegis Group Plc 2% due 5/15/2006 (10)	936,823	1,341,613
CAD	1,600,000	Noranda Inc. 5% due 4/30/2007 (12)	1,153,053	1,301,187
NZD	3,500,000	Evergreen Forest Limited 0% due 3/19/2009 (a)(b)(11)	1,871,556	3,140,954

			16,062,326	18,627,424

		Total Notes, Bonds and Convertible Bonds	854,955,252	966,677,133

____________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Principal Amount		Cost (Note 1)	Value (Note 1)

	Short-Term Investments (16.49%)
$27,500,000	RaboBank USA Finance Corporation 1.75% due 11/01/2004	$27,500,000	$27,500,000
20,000,000	RaboBank USA Finance Corporation 1.75% due 11/02/2004	19,999,028	19,999,028
31,610,000	RaboBank USA Finance Corporation 1.84% due 11/29/2004	31,564,763	31,564,763
25,000,000	RaboBank USA Finance Corporation 1.85% due 11/29/2004	24,964,028	24,964,028
26,500,000	Henkel Corporation 1.82% due 11/01/2004	26,500,000	26,500,000
18,000,000	Henkel Corporation 1.82% due 11/05/2004	17,996,360	17,996,360
21,000,000	Henkel Corporation 1.90% due 11/17/2004	20,982,267	20,982,267
25,000,000	Henkel Corporation 1.88% due 12/01/2004	24,960,833	24,960,833
25,000,000	ConocoPhillips 1.87% due 11/01/2004	25,000,000	25,000,000
25,000,000	Diageo Capital Plc 1.75% due 11/01/2004	25,000,000	25,000,000
14,500,000	Diageo Capital Plc 1.75% due 11/02/2004	14,499,295	14,499,295
25,000,000	Diageo Capital Plc 1.76% due 11/10/2004	24,989,000	24,989,000
20,000,000	Unilever Capital Corporation 1.72% due 11/01/2004	20,000,000	20,000,000
17,739,000	Unilever Capital Corporation 1.74% due 11/01/2004	17,739,000	17,739,000
17,016,000	Unilever Capital Corporation 1.74% due 11/03/2004	17,014,355	17,014,355
10,000,000	Unilever Capital Corporation 1.84% due 12/13/2004	9,978,533	9,978,533
9,006,000	Unilever Capital Corporation 1.88% due 12/13/2004	8,986,247	8,986,247
10,000,000	Bayer Corporation 1.84% due 11/01/2004	10,000,000	10,000,000
30,000,000	Bayer Corporation 1.78% due 11/04/2004	29,995,550	29,995,550
20,000,000	Bayer Corporation 1.90% due 12/02/2004	19,967,278	19,967,278
6,397,000	7-Eleven Inc. 1.76% due 11/01/2004	6,397,000	6,397,000
11,500,000	7-Eleven Inc. 1.84% due 11/19/2004	11,489,420	11,489,420
25,000,000	Praxair Inc. 1.80% due 11/02/2004	24,998,750	24,998,750
16,000,000	Praxair Inc. 1.85% due 11/18/2004	15,986,022	15,986,022
20,000,000	Sara Lee Corporation 1.8% due 11/02/2004	19,999,000	19,999,000
15,579,000	Sara Lee Corporation 1.78% due 11/02/2004	15,578,230	15,578,230
21,000,000	Sara Lee Corporation 1.85% due 11/17/2004	20,982,733	20,982,733
38,220,000	Sara Lee Corporation 1.86% due 11/29/2004	38,164,708	38,164,708
10,000,000	Sara Lee Corporation 1.86% due 11/30/2004	9,985,017	9,985,017
16,000,000	Sara Lee Corporation 1.88% due 12/02/2004	15,974,098	15,974,098
25,000,000	Sara Lee Corporation 1.88% due 12/03/2004	24,958,222	24,958,222
4,621,000	Sara Lee Corporation 1.90% due 12/03/2004	4,613,196	4,613,196
10,175,000	Sara Lee Corporation 1.87% due 12/06/2004	10,156,501	10,156,501
9,009,000	Sara Lee Corporation 1.96% due 12/16/2004	8,986,928	8,986,928
25,524,000	Sara Lee Corporation 1.98% due 12/16/2004	25,460,828	25,460,828
10,000,000	Sara Lee Corporation 1.92% due 12/07/2004	9,980,800	9,980,800
15,000,000	Wal-Mart Stores, Inc. 1.75% due 11/03/2004	14,998,542	14,998,542
35,000,000	Wal-Mart Stores, Inc. 1.75% due 11/09/2004	34,986,389	34,986,389
15,000,000	Wal-Mart Stores, Inc. 1.83% due 11/15/2004	14,989,325	14,989,325
23,665,000	Wal-Mart Stores, Inc. 1.76% due 11/16/2004	23,647,646	23,647,646
30,000,000	Wal-Mart Stores, Inc. 1.83% due 11/23/2004	29,966,450	29,966,450
25,283,000	Wal-Mart Stores, Inc. 1.80% due 11/30/2004	25,246,340	25,246,340
18,278,000	Wal-Mart Stores, Inc. 1.81% due 11/30/2004	18,251,350	18,251,350
26,609,000	Wal-Mart Stores, Inc. 1.82% due 11/30/2004	26,569,988	26,569,988
27,213,000	Wal-Mart Stores, Inc. 1.85% due 11/30/2004	27,172,445	27,172,445
23,000,000	Wal-Mart Stores, Inc. 1.86% due 12/06/2004	22,958,408	22,958,408

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Principal Amount		Cost (Note 1)		Value (Note 1)

	Short-Term Investments — (continued)
$13,356,000	Wal-Mart Stores, Inc. 1.87% due 12/13/2004	$13,326,862		$13,326,862
27,437,000	Pitney Bowes 1.75% due 11/04/2004	27,432,999		27,432,999
26,911,000	Shell Finance UK Plc 1.75% due 11/04/2004	26,907,075		26,907,075
30,000,000	Shell Finance UK Plc 1.97% due 12/29/2004	29,904,783		29,904,783
16,533,000	DuPont Ei Nemour 1.75% due 11/04/2004	16,530,589		16,530,589
25,000,000	DuPont Ei Nemour 1.75% due 11/10/2004	24,989,063		24,989,063
20,000,000	DuPont Ei Nemour 1.87% due 11/29/2004	19,970,911		19,970,911
12,643,000	The Coca Cola Company 1.74% due 11/04/2004	12,641,167		12,641,167
19,404,000	The Coca Cola Company 1.74% due 11/12/2004	19,393,684		19,393,684
16,817,000	The Coca Cola Company 1.76% due 11/16/2004	16,804,668		16,804,668
9,591,000	The Coca Cola Company 1.78% due 11/18/2004	9,582,938		9,582,938
25,000,000	The Coca Cola Company 1.81% due 11/29/2004	24,964,806		24,964,806
26,605,000	The Coca Cola Company 1.81% due 11/29/2004	26,567,546		26,567,546
20,000,000	The Coca Cola Company 1.81% due 12/03/2004	19,967,822		19,967,822
21,889,000	Knight-Ridder Inc. 1.74% due 11/05/2004	21,884,768		21,884,768
20,000,000	Gannett Company Inc. 1.73% due 11/05/2004	19,996,156		19,996,156
12,693,000	Gannett Company Inc. 1.75% due 11/16/2004	12,683,745		12,683,745
18,600,000	Gannett Company Inc. 1.78% due 11/16/2004	18,586,205		18,586,205
26,145,000	Gannett Company Inc. 1.82% due 12/02/2004	26,104,025		26,104,025
5,551,000	Nestle Capital Corporation 1.72% due 11/05/2004	5,549,939		5,549,939
25,000,000	Nestle Capital Corporation 1.74% due 11/10/2004	24,989,125		24,989,125
13,000,000	Hitachi Limited 1.77% due 11/08/2004	12,995,525		12,995,525
27,000,000	Walt Disney Company 1.88% due 11/15/2004	26,980,259		26,980,259
15,000,000	Hitachi Limited 1.78% due 11/15/2004	14,989,616		14,989,616
24,325,000	American Express Credit Corporation 1.78% due 11/18/2004	24,304,552		24,304,552

	Total Short-Term Investments	1,418,183,701		1,418,183,701

	Total Investments (99.87%)	$6,960,229,852	*	8,587,973,005	**

	Other assets in excess of liabilities (0.13%)			11,320,889

	Net assets (100.00%)			$8,599,293,894

______________

*	At October 31, 2004 the cost of investments for federal income tax purposes was $7,003,575,178.
**	Gross unrealized appreciation and depreciation of securities at October 31, 2004 were $1,641,515,576 and $57,117,749, respectively (net appreciation was $1,584,397,827).

______________

See Notes to Financial Statements.

FIRST EAGLE GLOBAL FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Foreign Currencies	Sector/Industry Classifications
CAD — Canadian dollar	(1) Consumer Discretionary	(10) Media
EUR — euro	(2) Consumer Staples	(11) Paper and Forest Products
GBP — pound sterling	(3) Energy	(12) Precious Metals
HKD — Hong Kong dollar	(4) Financials	(13) Real Estate
MYR — Malaysian ringgit	(5) Government Issues	(14) Retail
NZD — New Zealand dollar	(6) Health Care	(15) Technology
SEK — Swedish krona	(7) Holding Companies	(16) Transportation
SGD — Singapore dollar	(8) Industrials	(17) Utilities
ZAR — South African rand	(9) Materials

______________

(a)	Non-income producing security/commodity.
(b)

All or a portion of the security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the year ended October 31, 2004.

	Purchases		Sales		Realized Loss	Dividend Income

Affiliate	Shares	Cost	Shares	Cost

Allen Organ Company Class ‘B’	—	—	—	—	—	—
Blount International Inc.	3,000,000	$33,105,320	—	—	—	—
City e-Solutions Limited	—	—	—	—	—	$82,689
East Texas Financial Services, Inc.	—	—	—	—	—	—
Freeport McMoran Copper & Gold Inc. Class ‘B’	1,675,000	58,888,206	—	—	—	—
Iino Kaiun Kaisha, Limited	3,650,000	16,329,981	—	—	—	136,015
Kukdong Electric Wire Company, Limited	501,000	10,918,559	—	—	—	—
Mills Music Trust	—	—	—	—	—	—
Nam Yang Dairy Products	—	—	—	—	—	43,027
NSC Groupe	—	—	—	—	—	125,790
Papa John’s International Inc.	925,000	29,146,777	—	—	—	—
Rayonier Inc.	760,000	29,908,662	—	—	—	—
Sabeton SA.	—	—	—	—	—	52,495
SEACOR Holdings Inc.	1,000,000	42,476,565	—	—	—	—
Shaw Brothers (Hong Kong) Limited	3,100,000	3,089,192	—	—	—	591,910
Shoei Company, Limited*	350,000	2,327,091	75,000	$1,023,219	$(446,893)	232,982
Société Sucrière de Pithiviers-le-Vieil	8,453	5,781,043	—	—	—	480,258
Sola International Inc.	—	—	—	—	—	—
Unifirst Corporation	40,800	1,055,882	—	—	—	—

*	6 for 5 stock split (ex-date June 25, 2004), received 200,000 shares.
(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(e)	Security for which there is less than three market makers.
(f)	In default as to principal and interest.
(g)	Leveraged 1 1/2 to 1
(h)	Leveraged 2 to 1
(i)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees.

______________

See Notes to Financial Statements.

FUND OVERVIEW

FIRST EAGLE OVERSEAS FUND	Data as of October 31, 2004

THE INVESTMENT STYLE				AVERAGE ANNUAL RETURNS

The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. Management‘s research-driven process seeks to minimize risk by focusing on undervalued securities.

					ONE-YEAR	FIVE-YEARS	TEN-YEARS
				First Eagle Global Fund (A Shares)
				without sales load	19.77%	16.13%	13.20%
				with sales load	13.79%	15.25%	12.76%
				MSCI EAFE Index	18.84%	(0.92%)	4.02%
				Consumer Price Index	3.25%	2.57%	2.48%
				GROWTH OF A $10,000 INITIAL INVESTMENT

$ 33,242

$ 14,837

$ 12,776

20,000

25,000

30,000

$ 35,000

15,000

10,000

5,000

0

10/94

10/95

10/96

10/97

10/98

10/99

10/00

10/01

10/02

10/03

10/04

First Eagle Overseas Fund

MSCI EAFE Index

Consumer Price Index

ASSET ALLOCATION

U.S. Stocks 2.67% Foreign Currency Bonds 4.84% U.S. Dollar Bonds and Notes 0.28% Commodity- Linked Notes 2.54% Commodities 0.77% Cash and Equivalents 14.38% Foreign Stocks 74.52%

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00% thereafter. The MSCI EAFE Index is a total return index, reported in U.S. dollars, based on share price and reinvested net dividends of approximately 1,100 companies from 21 countries. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

COUNTRIES
Japan	16.44%	Mexico	1.01%
France	15.35%	Ireland	0.82%
Switzerland	9.18%	China	0.77%
United States	6.24%	Belgium	0.73%	TOP 10 HOLDINGS
United Kingdom	5.77%	Luxembourg	0.73%
Netherlands	4.28%	Denmark	0.59%	Wendel Investissement (French holding company)			1.86%
South Korea	4.10%	Austria	0.58%	Shimano Inc. (Japanese manufacturer of bicycle parts)			1.81%
Germany	3.33%	Chile	0.40%	Corporacion Financiera Alba SA			1.58%
Canada	2.77%	Brazil	0.28%	(European holding company with stakes in retail, telecom, construction and media)
Spain	2.66%	India	0.23%	Lindt & Spruengli AG (Swiss chocolate manufacturer)			1.57%
Singapore	2.11%	Swedan	0.18%	Kuehne & Nagel International AG (Swiss transportation company)			1.48%
Hong Kong	1.93%	Malaysia	0.16%	Samsung Electronics Company, Limited Pfd. (South Korean electronics company)			1.48%
Italy	1.72%	Commonwealth of		EnCana Corporation (Canadian oil and natural gas company)			1.45%
South Africa	1.24%	Independent States	0.12%	Pargesa Holding AG (Swiss diversified financials company)			1.40%
Australia and		Other	0.86%	HSBC Gold-Linked Notes (U.S. structured notes)			1.33%
New Zealand	1.07%			Freeport McMoRan Copper & Gold Inc. (CS & Pfd.) (C) (U.S. mining company)			1.33%
The Fund’s portfolio composition is subject to change at any time.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS

October 31, 2004

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks (77.19%)
	Argentina (0.08%)
385,000	Cresud S.A.C.I.F. y A. ADR (2)	$2,396,169	$5,416,950

	Australia and New Zealand (1.04%)
9,250,000	Spotless Group Limited (8)	25,908,321	33,905,366
12,750,000	Carter Holt Harvey Limited (11)	11,472,168	18,778,933
3,804,345	News and Media NZ Limited exchangeable preference shares (10)	9,769,634	11,858,058
5,000,000	Capital Properties New Zealand Limited 8 1/2% exchangeable preference shares (13)	3,415,671	3,439,290
5,750,000	Tasman Farms (a)(c)(2)	1,054,354	1,575,615
5,500,000	Evergreen Forests Limited (a)(11)	1,633,002	1,318,721

		53,253,150	70,875,983

	Austria (0.58%)
600,000	Flughafen Wien AG (16)	19,737,104	39,559,527

	Belgium (0.73%)
1,535,000	Deceuninck (c)(1)	32,199,731	41,236,624
22,500	Electrabel SA (17)	6,220,994	8,433,456

		38,420,725	49,670,080

	Brazil (0.28%)
575,000	Petroleo Brasiliero SA ADR (3)	14,974,619	18,745,000

	Canada (2.56%)
2,000,000	EnCana Corporation (3)	66,349,465	98,800,000
1,500,000	Aber Diamond Corporation (a)(9)	40,674,905	52,269,274
1,500,000	IAMGOLD Corporation (12)	4,433,304	11,249,847
3,000,000	Norske Skog Canada Limited (a)(11)	10,065,599	8,428,142
75,000	Canadian Pacific Railway Limited (16)	594,538	2,118,750
35,000	Fairmont Hotels & Resorts Inc. (1)	311,230	993,300
50,000	Metallica Resources Inc. (a)(12)	59,469	61,609

		122,488,510	173,920,922

	Chile (0.40%)
2,375,300	Quinenco SA ADR (8)	15,508,046	27,220,938

	China (0.77%)
1,000,000	PetroChina Company, Limited ADR (3)	24,761,783	52,620,000

	Commonwealth of Independent States (0.12%)
352,296	Firebird Fund, L.P. (a)(b)(e)(7)	353,178	4,952,636
4,921	Firebird Republic Fund, Limited Class ‘A’ (a)(b)(e)(7)	719,082	1,802,580
100,000	First NIS Regional Fund SICAF (7)	1,000,000	857,500
9,000	Baltic Republic Fund (a)(e)(7)	185,750	454,050

		2,258,010	8,066,766

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — (continued)
	Denmark (0.46%)
455,000	Carlsberg A/S, ‘B’ (2)	$15,773,324	$21,183,370
235,000	Carlsberg A/S, ‘A’ (2)	10,411,062	10,172,372

		26,184,386	31,355,742

	France (13.42%)
2,225,000	Wendel Investissement (7)	53,580,795	126,747,131
1,265,000	Essilor International SA (6)	55,902,323	86,090,967
2,725,000	Vivendi Universal SA (a)(10)	49,150,977	74,634,323
965,000	Eurazeo (7)	46,348,434	69,747,908
1,850,000	Remy Cointreau SA (2)	55,999,053	64,182,531
745,000	Neopost SA (8)	30,417,449	51,845,444
2,000,000	Sodexho Alliance (1)	56,234,045	50,683,885
250,000	Galeries Lafayette SA (14)	33,077,020	48,963,294
855,000	Financiere Marc de Lacharrière SA (7)	31,103,539	35,000,280
3,750,000	Elior SA (1)	29,204,253	33,532,341
700,000	Société BIC SA (8)	27,529,842	32,541,562
315,000	Société du Louvre Reg D (1)	18,879,612	32,156,507
38,750	Société Sucrière de Pithiviers-le Vieil (c)(2)	15,309,438	28,503,289
663,616	Carbone Lorraine SA (a)(8)	18,998,937	28,447,670
135,000	Société Fonciere Financiere et de Participations (7)	14,602,122	24,695,921
189,329	Robertet SA (c)(2)	13,512,529	24,631,651
51,500	Robertet SA C.I. (2)	2,151,628	4,746,753
1,050,000	PagesJaunes SA (a)(10)	18,868,663	21,343,647
275,000	Gaumont SA (c)(10)	13,978,318	19,682,860
505,000	Laurent-Perrier (c)(2)	16,350,829	17,507,176
35,000	Taittinger SA (1)	6,919,093	8,502,535
23,500	Taittinger C.I. (1)	1,394,587	4,637,121
113,500	Crométal SA (c)(8)	4,799,237	6,562,808
1,400,000	FINEL (b)(e)(i)(11)	2,407,421	3,832,633
35,000	Sagem SA (15)	909,496	3,194,607
19,957	Didot-Bottin (7)	1,928,630	2,559,382
100,000	Business Objects SA ADR (a)(15)	1,914,778	2,552,000
26,499	NSC Groupe (8)	4,385,060	2,203,425
100,000	Sabeton SA (7)	1,463,142	1,457,066
1,000	Société Vermandoise de Sucreries (2)	854,846	1,428,283
17,000	Société Francaise des Papiers Peints (a)(c)(1)	779,335	79,269

		628,955,431	912,694,269

	Germany (3.33%)
140,500	Bertelsmann AG D.R.C (10)	31,678,271	38,795,719
635,000	Merck KGaA (6)	13,798,775	35,498,548
450,000	Hornbach Holding AG Pfd. (14)	24,724,823	31,661,438
258,500	Axel Springer Verlag AG (10)	13,703,591	29,596,408
700,000	Pfeiffer Vacuum Technology AG (c)(8)	23,103,242	27,670,178

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — (continued)
	Germany — (continued)
1,275,000	Suedzucker AG (2)	$20,571,626	$24,139,448
405,000	Vossloh AG (16)	8,157,152	16,812,223
400,000	Fraport AG (16)	12,489,038	14,609,035
275,000	Bayer AG (9)	3,572,770	7,827,411

		151,799,288	226,610,408

	Hong Kong (1.74%)
7,500,000	Guoco Group Limited (7)	55,246,509	62,159,887
10,000,000	Hopewell Holdings Limited (13)	12,004,216	21,523,062
20,531,500	Shaw Brothers (Hong Kong) Limited (c)(10)	19,763,936	20,578,064
10,000,000	SmarTone Telecommunications Holdings Limited (15)	11,260,665	10,665,159
10,000,000	Lerado Group Holding Company Limited (1)	1,533,725	1,644,747
11,250,000	City e-Solutions Limited (1)	336,425	1,228,742
12,000,000	China-Hong Kong Photo Products Holdings Limited (1)	949,952	770,975

		101,095,428	118,570,636

	India (0.23%)
4,000,000	Hindustan Lever Limited (2)	11,100,501	10,997,685
226,875	Nestle India Limited (2)	2,707,582	2,714,697
200,000	Tata Motors Limited (1)	1,845,838	1,837,945
10,000	The Spartek Emerging Opportunities of India Fund (a)(b)(e)(j)(7)	1,035,000	10,898

		16,688,921	15,561,225

	Indonesia (0.05%)
4,150,000	PT Bat Indonesia Tbk (c)(2)	4,385,079	3,654,375

	Ireland (0.37%)
7,500,000	Independent News & Media (10)	15,784,399	21,923,147
30,000,000	Waterford Wedgwood Plc (a)(1)	10,929,254	3,453,975

		26,713,653	25,377,122

	Israel (0.00%)
70,000	Super-Sol (a)(14)	129,090	163,857

	Italy (1.72%)
3,450,000	Italcementi S.p.A. RNC (9)	20,550,854	35,836,910
6,814,000	Gewiss S.p.A. (c)(8)	26,568,218	35,651,751
850,000	Italmobiliare S.p.A. RNC (9)	20,153,790	32,838,348
1,500,000	Caltagirone Editore S.p.A. (10)	9,451,547	12,798,896

		76,724,409	117,125,905

	Japan (16.44%)
5,000,000	Shimano Inc. (1)	83,968,600	123,034,053
1,875,000	Ono Pharmaceutical Company, Limited (6)	71,846,337	88,024,843
2,000,000	Secom Company, Limited (8)	72,004,572	72,734,143
15,150,000	Aioi Insurance Company, Limited (4)	50,168,287	61,249,705

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — (continued)
	Japan — (continued)
515,000	Nintendo Company, Limited (15)	$41,703,113	$58,181,646
9,150,000	NIPPONKOA Insurance Company, Limited (4)	38,110,608	52,636,377
3,500,000	Toho Company, Limited (10)	39,423,441	50,484,107
1,175,000	Fuji Photo Film Company, Limited (1)	34,224,037	40,178,529
2,025,050	Nitto Kohki Company, Limited (c)(8)	33,717,947	38,831,073
2,581,591	T. Hasegawa Company, Limited (c)(2)	33,316,358	38,748,860
1,267,690	Mandom Corporation (c)(2)	23,657,301	33,468,980
4,000,000	Mitsui Sumitomo Insurance Company, Limited (4)	19,745,891	32,872,054
200,000	Nippon Television Network Corporation (10)	28,448,858	29,584,849
755,000	Kose Corporation (2)	24,860,078	29,525,339
1,500,000	Daiichi Pharmaceutical Corporation (6)	23,622,228	29,258,962
1,000,000	Shimachu Company Limited (14)	22,095,179	23,284,372
1,800,000	Wacoal Corporation (2)	14,664,232	20,403,344
4,000,000	Aida Engineering, Limited (c)(8)	14,266,611	18,551,929
1,000,000	Chofu Seisakusho Company, Limited (1)	14,518,405	17,399,518
1,205,000	Makita Corporation (1)	8,317,128	16,618,335
3,250,000	Iino Kaiun Kaisha, Limited (16)	10,344,939	16,393,520
1,000,000	Maruichi Steel Tube Limited (9)	12,293,080	16,152,647
844,500	Nissin Healthcare Food Service Company Limited (2)	16,399,059	16,034,053
675,000	Icom Incorporated (15)	14,656,389	14,983,706
2,000,000	Takuma Company, Limited (8)	13,985,700	14,735,748
1,000,000	Shoei Company, Limited (7)	6,647,486	14,461,815
394,500	SK Kaken Company Limited (8)	6,339,178	13,862,372
1,000,000	Seikagaku Corporation (6)	9,538,252	13,791,149
370,000	Tachihi Enterprise Company, Limited (13)	14,816,221	13,630,567
1,000,000	Ryoyo Electro Corporation (15)	12,814,265	13,621,121
935,000	Tachi-S Company, Limited (1)	7,910,269	11,808,388
1,000,000	Sansei Yusoki Company, Limited (c)(8)	8,885,636	10,957,351
425,000	Matsumoto Yushi-Seiyaku Company, Limited (9)	10,297,759	10,277,240
490,000	Aderans Company (2)	9,391,692	10,159,637
2,000,000	Okumura Corporation (8)	8,273,866	9,653,804
900,000	Katakura Industries Company, Limited (8)	8,422,447	9,019,978
440,300	Maezawa Kasei Industries Company, Limited (8)	7,439,278	7,398,986
100,000	ASAHI Broadcasting Corporation (10)	6,141,481	6,432,721
1,500,000	Tokyo Kikai Seisakusho, Limited (10)	4,520,419	4,576,583
565,300	Yomeishu Seizo Company, Limited (2)	3,640,899	4,416,031
250,000	Miura Company Limited (8)	3,857,763	3,920,087
325,000	Sonton Food Industry Company, Limited (2)	3,298,777	3,346,243
300,000	Mitsubishi Securities Company, Limited (4)	1,791,669	2,791,291
100,000	Shingakukai Company Limited (1)	752,210	796,297

		895,137,945	1,118,292,353

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — (continued)
	Luxembourg (0.66%)
1,000,000	Tenaris SA ADR (3)	$22,780,614	$44,770,000

	Mexico (1.00%)
12,000,000	Industrias Peñoles, SA de C.V. (12)	23,144,651	54,859,819
525,000	Grupo Aeroportuario del Sureste, SA de C.V. (a)(16)	10,896,426	12,027,750
500,000	Grupo Industrial Saltillo, SA de C.V. (8)	1,469,358	796,201

		35,510,435	67,683,770

	Netherlands (3.84%)
2,500,000	Heineken Holding NV (2)	63,342,898	70,390,731
1,000,000	Randstad Holding NV (8)	8,007,582	33,784,993
4,150,000	Koninklijke Ahold NV (a)(14)	33,669,165	28,880,348
1,324,999	United Services Group NV (c)(8)	18,887,221	27,323,480
1,000,000	Koninklijke Grolsch NV (c)(2)	23,826,083	26,864,250
575,000	Hal Trust NV (7)	16,512,100	19,647,041
825,000	Holdingmaatschappij de Telegraaf NV (10)	14,452,839	18,838,555
860,452	Arcadis NV (8)	10,046,739	12,669,439
235,000	OPG Groep NV (6)	5,860,389	12,656,260
250,000	CSM — BR Cert CVA (2)	5,425,800	6,089,230
375,000	Wegener NV (a)(10)	2,789,260	3,909,708

		202,820,076	261,054,035

	Russia (0.06%)
250,000	YUKOS Oil Company ADR (a)(3)	6,914,216	4,162,500

	Singapore (1.88%)
14,304,850	Haw Par Corporation Limited (c)(8)	35,592,800	42,663,814
3,369,500	Fraser & Neave Limited (2)	20,643,694	27,757,524
16,250,000	Singapore Airport Terminal (16)	19,598,319	19,053,847
17,549,625	ComfortDelgro Corporation Limited (16)	6,946,456	15,090,324
10,000,000	United Overseas Land Limited (7)	12,162,423	13,529,359
25,000,000	Del Monte Pacific Limited (2)	5,997,158	9,996,693

		100,940,850	128,091,561

	South Africa (1.24%)
3,100,000	Harmony Gold Mining Limited ADR (12)	42,952,305	36,580,000
2,250,000	Gold Fields Limited ADR (12)	27,582,025	32,445,000
5,500,000	Mvelaphanda Resources Limited (a)(12)	19,189,912	15,286,520

		89,724,242	84,311,520

	South Korea (4.10%)
375,000	Samsung Electronics Company, Limited Pfd. (15)	59,352,319	100,491,291
3,000,000	Samsung Corporation (15)	25,131,764	42,072,354
50,000	Lotte Confectionery Company, Limited (2)	18,362,431	31,531,934
1,000,000	KT&G Corporation (2)	17,983,484	27,690,933
100,000	Amorepacific Corporation (2)	14,119,690	19,562,305
2,000,000	Daeduck Electronics Company, Limited (15)	15,482,465	14,470,746

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — (continued)
	South Korea — (continued)
4,515,000	Nexans Korea Limited (c)(8)	$5,439,849	$7,723,292
355,000	The Korea Fund (7)	6,445,220	7,206,500
650,000	Fursys Incorporated (c)(8)	2,637,972	6,154,533
22,950	Nam Yang Dairy Products (2)	4,912,653	6,006,565
28,850	Nam Yang Dairy Products Pfd. (2)	479,094	2,396,650
225,000	Kukdong Electric Wire Company, Limited (c)(15)	3,821,270	4,914,024
519,750	Daeduck GDS Company, Limited (15)	2,689,780	4,712,338
1,000,000	Dong Ah Tire & Rubber Company, Limited (1)	4,376,945	3,841,000

		181,234,936	278,774,465

	Spain (2.66%)
3,500,000	Corporacion Financiera Alba SA (7)	81,769,298	107,457,000
2,000,000	Altadis SA (2)	60,103,945	73,608,045

		141,873,243	181,065,045

	Sweden (0.04%)
1,150,000	Gorthon Lines AB `B' (c)(16)	3,311,245	3,040,865

	Switzerland (9.18%)
555,000	Kuehne & Nagel International AG (16)	36,902,113	100,583,877
30,000	Pargesa Holding AG (7)	64,300,504	95,429,432
365,000	Nestle SA (2)	83,622,306	86,544,659
5,675	Lindt & Spruengli AG (2)	43,123,034	73,633,434
26,850	Lindt & Spruengli AG PC (2)	20,807,349	32,837,644
17,750	Metall Zug AG PC (1)	29,821,718	44,575,590
159	Metall Zug AG (1)	1,931,462	2,522,225
155,000	Kaba Holding AG Reg B (8)	30,943,888	40,352,419
115,000	Schindler Holding AG PC (8)	24,723,002	36,894,149
100,000	Schindler Holding AG (8)	28,106,867	35,576,762
35,000	Edipresse SA (10)	11,616,314	17,286,121
23,500	Sika Finanz AG (a)(9)	4,786,302	14,498,158
10,500	Zehnder Group AG — B (8)	11,221,869	12,094,425
55,000	Societe Generale d'Affichage (a)(10)	4,957,952	8,103,131
200,000	Micronas Semiconductor (a)(15)	7,578,196	7,868,743
21,500	Sulzer AG (8)	2,940,205	7,271,053
7,000	Hilti AG (a)(e)(i)(8)	4,485,845	5,273,732
10,000	PubliGroupe SA (10)	1,436,389	2,925,665

		413,305,315	624,271,219

	Thailand (0.03%)
250,000	The Oriental Hotel Public Company Limited (1)	1,152,073	1,942,989

	United Kingdom (4.97%)
40,000,000	Aggregate Industries Plc (9)	55,748,261	67,968,963
3,000,000	Anglo American Plc (12)	68,291,629	65,801,304
10,000,000	Millennium & Copthorne Hotel Plc (1)	46,069,521	62,412,041

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — (continued)
	United Kingdom — (continued)
4,250,000	Spirax-Sarco Engineering Plc (c)(8)	$33,515,293	$46,960,583
14,500,000	Enodis Plc (a)(8)	12,119,705	23,107,151
2,525,000	Associated British Ports Holdings Plc (16)	19,604,925	21,429,512
2,325,000	IMI Plc (8)	8,432,323	14,905,869
5,000,000	McBride Plc (2)	6,379,400	14,030,080
3,146,000	J.Z. Equity Partners, Plc (4)	5,873,374	8,150,404
275,000	Amdocs Limited (a)(15)	5,557,129	6,916,250
775,000	Trans-Siberian Gold Limited (a)(e)(12)	1,123,590	2,149,748
500,000	EMI Group Limited Plc (10)	1,238,186	1,944,923
100,000	Antofagasta Holdings Plc (12)	274,913	1,833,325
1,000,000	Royal Doulton Plc (a)(1)	45,384	193,069

		264,273,633	337,803,222

	United States (2.67%)
2,000,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’ (12)	31,810,523	72,440,000
425,000	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘C’ (d)(12)	7,554,601	18,453,500
1,500,000	Newmont Mining Corporation Holding Company (12)	42,258,067	71,280,000
385,000	Liberty Media International Inc., Class ‘A’ (a)(10)	12,677,585	13,879,250
34,500	Third Avenue Global Value Fund, L.P. (a)(b)(e)(7)	3,450,000	4,517,184
73,347	Security Capital European Realty (a)(e)(13)	1,466,940	1,320,246

		99,217,716	181,890,180

	Miscellaneous (0.54%)
2,000,000	Banco Latinoamericano de Exportaciones SA ADR (4)	30,000,778	36,660,000

	Total Common and Preferred Stocks	3,814,671,118	5,251,023,429

Ounces

	Commodities (0.77%)
73,269	Gold bullion (a)	28,420,420	31,406,945
2,907,955	Silver bullion (a)	18,857,164	21,169,915

	Total Commodities	47,277,584	52,576,860

Principal Amount

	Notes, Bonds and Convertible Bonds (7.66%)
	Commodity-Linked Notes (2.54%)
$1,500,000	HSBC Gold-Linked Note 0% due 11/12/2004 (a)(b)(d)(e)(g)(12)	1,500,000	1,782,600
1,360,000	HSBC Gold-Linked Note 0% due 11/22/2004 (a)(b)(d)(e)(g)(12)	1,360,000	1,506,336
1,000,000	HSBC Gold-Linked Note 0% due 11/22/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,111,200
1,000,000	HSBC Gold-Linked Note 0% due 11/24/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,115,200
1,000,000	HSBC Gold-Linked Note 0% due 11/26/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,113,400
1,000,000	HSBC Gold-Linked Note 0% due 11/29/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,119,100
1,000,000	HSBC Gold-Linked Note 0% due 11/29/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,117,400

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Principal Amount		Cost (Note 1)	Value (Note 1)

	Notes, Bonds and Convertible Bonds — (continued)
	Commodity-Linked Notes — (continued)
$500,000	HSBC Gold-Linked Note 0% due 11/30/2004 (a)(b)(d)(e)(g)(12)	$500,000	$565,750
1,000,000	HSBC Gold-Linked Note 0% due 12/13/2004 (a)(b)(d)(e)(h)(12)	1,000,000	1,100,200
1,000,000	HSBC Gold-Linked Note 0% due 1/19/2005 (a)(b)(d)(e)(g)(12)	1,000,000	997,300
2,000,000	HSBC Gold-Linked Note 0% due 1/28/2005 (a)(b)(d)(e)(h)(12)	2,000,000	2,155,000
2,240,000	HSBC Gold-Linked Note 0% due 2/10/2005 (a)(b)(d)(e)(g)(12)	2,240,000	2,441,376
1,590,000	HSBC Gold-Linked Note 0% due 2/25/2005 (a)(b)(d)(e)(g)(12)	1,590,000	1,682,220
1,190,000	HSBC Gold-Linked Note 0% due 3/04/2005 (a)(b)(d)(e)(g)(12)	1,190,000	1,302,812
1,000,000	HSBC Gold-Linked Note 0% due 3/04/2005 (a)(b)(d)(e)(h)(12)	1,000,000	1,135,000
1,000,000	HSBC Gold-Linked Note 0% due 3/10/2005 (a)(b)(d)(e)(h)(12)	1,000,000	1,170,800
588,000	HSBC Gold-Linked Note 0% due 3/14/2005 (a)(b)(d)(e)(g)(12)	588,000	646,094
1,197,000	HSBC Gold-Linked Note 0% due 3/15/2005 (a)(b)(d)(e)(g)(12)	1,197,000	1,312,391
1,300,000	HSBC Gold-Linked Note 0% due 3/28/2005 (a)(b)(d)(e)(g)(12)	1,300,000	1,365,130
2,100,000	HSBC Gold-Linked Note 0% due 4/11/2005 (a)(b)(d)(e)(g)(12)	2,100,000	2,142,840
2,830,000	HSBC Gold-Linked Note 0% due 4/12/2005 (a)(b)(d)(e)(g)(12)	2,830,000	2,901,033
1,000,000	HSBC Gold-Linked Note 0% due 4/20/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,065,000
1,263,000	HSBC Gold-Linked Note 0% due 5/02/2005 (a)(b)(d)(e)(g)(12)	1,263,000	1,407,235
1,190,000	HSBC Gold-Linked Note 0% due 5/09/2005 (a)(b)(d)(e)(g)(12)	1,190,000	1,355,529
1,500,000	HSBC Gold-Linked Note 0% due 5/12/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,685,100
1,600,000	HSBC Gold-Linked Note 0% due 5/17/2005 (a)(b)(d)(e)(g)(12)	1,600,000	1,916,640
250,000	HSBC Gold-Linked Note 0% due 6/07/2005 (a)(b)(d)(e)(g)(12)	250,000	280,175
1,091,000	HSBC Gold-Linked Note 0% due 6/16/2005 (a)(b)(d)(e)(g)(12)	1,091,000	1,251,704
6,560,000	HSBC Gold-Linked Note 0% due 6/21/2005 (a)(b)(d)(e)(g)(12)	6,560,000	7,565,648
5,035,000	HSBC Gold-Linked Note 0% due 6/27/2005 (a)(b)(d)(e)(g)(12)	5,035,000	5,597,913
4,000,000	HSBC Gold-Linked Note 0% due 6/28/2005 (a)(b)(d)(e)(g)(12)	4,000,000	4,444,800
1,000,000	HSBC Gold-Linked Note 0% due 6/29/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,109,900
1,200,000	HSBC Gold-Linked Note 0% due 7/01/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,311,000
1,200,000	HSBC Gold-Linked Note 0% due 7/14/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,313,040
4,965,000	HSBC Gold-Linked Note 0% due 7/15/2005 (a)(b)(d)(e)(g)(12)	4,965,000	5,323,473
2,270,000	HSBC Gold-Linked Note 0% due 7/19/2005 (a)(b)(d)(e)(g)(12)	2,270,000	2,425,495
2,450,000	HSBC Gold-Linked Note 0% due 7/22/2005 (a)(b)(d)(e)(g)(12)	2,450,000	2,647,960
5,322,000	HSBC Gold-Linked Note 0% due 7/26/2005 (a)(b)(d)(e)(g)(12)	5,322,000	5,687,621
1,180,000	HSBC Gold-Linked Note 0% due 7/29/2005 (a)(b)(d)(e)(g)(12)	1,180,000	1,299,888
1,125,000	HSBC Gold-Linked Note 0% due 8/08/2005 (a)(b)(d)(e)(g)(12)	1,125,000	1,267,650
1,157,500	HSBC Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(g)(12)	1,157,500	1,303,924
1,174,000	HSBC Gold-Linked Note 0% due 8/11/2005 (a)(b)(d)(e)(g)(12)	1,174,000	1,322,511
1,200,000	HSBC Gold-Linked Note 0% due 8/16/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,315,920
557,500	HSBC Gold-Linked Note 0% due 9/07/2005 (a)(b)(d)(e)(g)(12)	557,500	594,072
550,000	HSBC Gold-Linked Note 0% due 9/14/2005 (a)(b)(d)(e)(g)(12)	550,000	605,605
268,000	HSBC Gold-Linked Note 0% due 9/20/2005 (a)(b)(d)(e)(g)(12)	268,000	293,889
1,100,000	HSBC Gold-Linked Note 0% due 10/07/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,139,160
1,100,000	HSBC Gold-Linked Note 0% due 10/11/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,151,700
1,150,000	HSBC Gold-Linked Note 0% due 10/12/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,191,745

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Principal Amount		Cost (Note 1)	Value (Note 1)

	Notes, Bonds and Convertible Bonds — (continued)
	Commodity—Linked Notes — (continued)
$590,000	HSBC Gold-Linked Note 0% due 10/13/2005 (a)(b)(d)(e)(g)(12)	$590,000	$604,986
1,210,000	HSBC Gold-Linked Note 0% due 10/31/2005 (a)(b)(d)(e)(g)(12)	1,210,000	1,226,093
855,000	HSBC Gold-Linked Note 0% due 11/04/2005 (a)(b)(d)(e)(g)(12)	855,000	861,840
1,500,000	UBS Gold-Linked Note 0% due 11/24/2004 (a)(b)(d)(e)(g)(12)	1,500,000	1,751,051
1,000,000	UBS Gold-Linked Note 0% due 11/26/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,111,869
1,000,000	UBS Gold-Linked Note 0% due 12/03/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,109,695
1,000,000	UBS Gold-Linked Note 0% due 12/13/2004 (a)(b)(d)(e)(g)(12)	1,000,000	1,161,913
1,000,000	UBS Gold-Linked Note 0% due 12/16/2004 (a)(b)(d)(e)(h)(12)	1,000,000	1,128,340
2,000,000	UBS Gold-Linked Note 0% due 12/22/2004 (a)(b)(d)(e)(h)(12)	2,000,000	2,167,482
2,350,000	UBS Gold-Linked Note 0% due 1/28/2005 (a)(b)(d)(e)(h)(12)	2,350,000	2,412,127
1,200,000	UBS Gold-Linked Note 0% due 2/04/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,269,779
3,000,000	UBS Gold-Linked Note 0% due 2/11/2005 (a)(b)(d)(e)(h)(12)	3,000,000	3,193,368
1,100,000	UBS Gold-Linked Note 0% due 2/18/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,207,232
1,150,000	UBS Gold-Linked Note 0% due 2/22/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,260,908
1,500,000	UBS Gold-Linked Note 0% due 3/09/2005 (a)(b)(d)(e)(h)(12)	1,500,000	1,667,442
1,250,000	UBS Gold-Linked Note 0% due 3/11/2005 (a)(b)(d)(e)(h)(12)	1,250,000	1,471,912
2,950,000	UBS Gold-Linked Note 0% due 3/24/2005 (a)(b)(d)(e)(g)(12)	2,950,000	3,250,283
1,000,000	UBS Gold-Linked Note 0% due 4/29/2005 (a)(b)(d)(e)(h)(12)	1,000,000	1,137,836
1,950,000	UBS Gold-Linked Note 0% due 5/11/2005 (a)(b)(d)(e)(g)(12)	1,950,000	2,158,439
1,000,000	UBS Gold-Linked Note 0% due 5/16/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,118,940
1,500,000	UBS Gold-Linked Note 0% due 5/20/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,705,362
1,150,000	UBS Gold-Linked Note 0% due 5/24/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,375,486
2,900,000	UBS Gold-Linked Note 0% due 5/31/2005 (a)(b)(d)(e)(g)(12)	2,900,000	3,368,927
1,700,000	UBS Gold-Linked Note 0% due 6/09/2005 (a)(b)(d)(e)(g)(12)	1,700,000	1,927,661
5,350,000	UBS Gold-Linked Note 0% due 6/17/2005 (a)(b)(d)(e)(g)(12)	5,350,000	6,052,573
4,850,000	UBS Gold-Linked Note 0% due 7/13/2005 (a)(b)(d)(e)(g)(12)	4,850,000	5,403,846
600,000	UBS Gold-Linked Note 0% due 7/28/2005 (a)(b)(d)(e)(g)(12)	600,000	646,730
1,200,000	UBS Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(g)(12)	1,200,000	1,321,092
1,150,000	UBS Gold-Linked Note 0% due 8/12/2005 (a)(b)(d)(e)(g)(12)	1,150,000	1,316,065
1,100,000	UBS Gold-Linked Note 0% due 8/17/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,242,489
1,100,000	UBS Gold-Linked Note 0% due 8/25/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,205,189
1,500,000	UBS Gold-Linked Note 0% due 9/01/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,626,630
1,100,000	UBS Gold-Linked Note 0% due 10/19/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,141,362
1,100,000	UBS Gold-Linked Note 0% due 10/20/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,129,308
1,100,000	UBS Gold-Linked Note 0% due 10/24/2005 (a)(b)(d)(e)(g)(12)	1,100,000	1,116,533
1,450,000	UBS Gold-Linked Note 0% due 11/03/2005 (a)(b)(d)(e)(g)(12)	1,450,000	1,465,154
1,000,000	UBS Silver-Linked Note 0% due 3/17/2005 (a)(b)(d)(e)(h)(12)	1,000,000	1,169,321
1,500,000	UBS Silver-Linked Note 0% due 3/18/2005 (a)(b)(d)(e)(h)(12)	1,500,000	1,711,308
2,500,000	UBS Silver-Linked Note 0% due 3/21/2005 (a)(b)(d)(e)(h)(12)	2,500,000	2,737,915
1,000,000	UBS Silver-Linked Note 0% due 3/24/2005 (a)(b)(d)(e)(h)(12)	1,000,000	1,024,522
1,500,000	UBS Silver-Linked Note 0% due 3/29/2005 (a)(b)(d)(e)(h)(12)	1,500,000	1,588,285
1,000,000	UBS Silver-Linked Note 0% due 4/08/2005 (a)(b)(d)(e)(h)(12)	1,000,000	900,942

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

	Principal Amount		Cost (Note 1)	Value (Note 1)

		Notes, Bonds and Convertible Bonds — (continued)
		Commodity-Linked Notes — (continued)
	$1,500,000	UBS Silver-Linked Note 0% due 5/06/2005 (a)(b)(d)(e)(h)(12)	$1,500,000	$2,017,449
	1,000,000	UBS Silver-Linked Note 0% due 5/16/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,311,714
	1,500,000	UBS Silver-Linked Note 0% due 5/19/2005 (a)(b)(d)(e)(g)(12)	1,500,000	1,990,342
	1,000,000	UBS Silver-Linked Note 0% due 5/27/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,394,686
	500,000	UBS Silver-Linked Note 0% due 6/07/2005 (a)(b)(d)(e)(g)(12)	500,000	661,901
	1,000,000	UBS Silver-Linked Note 0% due 6/10/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,273,759
	1,000,000	UBS Silver-Linked Note 0% due 6/13/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,286,730
	1,000,000	UBS Silver-Linked Note 0% due 6/29/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,373,521
	1,000,000	UBS Silver-Linked Note 0% due 7/06/2005 (a)(b)(d)(e)(g)(12)	1,000,000	1,348,978

			155,308,000	172,764,794

		U.S. Dollar Notes and Bonds (0.23%)
	1,000,000	YPF Sociedad Anonima 9 1/8% due 2/24/2009 (3)	785,713	1,115,000
	500,000	Vivendi Universal SA 9 1/4% due 4/15/2010 (10)	500,000	588,140
	1,000,000	Grupo Televisa SA 8% due 9/13/2011 (10)	981,569	1,160,000
	5,000,000	Fimep SA 10 1/2% due 2/15/2013 (8)	5,000,000	5,875,000
	2,000,000	Legrand S.A. 8 1/2% due 2/15/2025 (8)	2,068,750	2,305,000
	4,000,000	Bangkok Bank Public Company 9.025% due 3/15/2029 (b)(4)	2,612,313	4,649,884

			11,948,345	15,693,024

		U.S. Dollar Convertible Bonds (0.05%)
	1,020,408	Cresud S.A.C.I.F. y A. 8% due 11/14/2007 (2)	1,020,408	3,673,469
	2,000,000	Medya International Limited 10% due 6/28/2049 (a)(e)(f)(j)(10)	1,987,057	20,000

			3,007,465	3,693,469

		Non U.S. Dollar Notes and Bonds (4.42%)
EUR	17,541,659	Vivendi Universal SA 6.7% due 6/21/2006 (10)	15,393,678	23,816,401
EUR	1,500,000	Vivendi Universal SA 9 1/2% due 4/15/2010 (10)	1,596,959	2,289,853
EUR	3,500,000	ALSTOM 5% due 7/26/2006 (8)	3,521,207	4,522,149
SGD	24,900,000	Singapore Government 2 5/8% due 10/01/2007 (5)	15,374,320	15,332,055
CAD	16,500,000	Shaw Communications Inc. 7.4% due 10/17/2007 (10)	10,153,546	14,389,095
HKD	57,500,000	Hong Kong Government 3.57% due 12/17/2007 (5)	7,679,603	7,773,699
EUR	16,500,000	Koninklijke Ahold NV 5 7/8% due 5/09/2008 (14)	14,388,136	22,416,298
GBP	11,000,000	EMI Group Plc 8 1/4% due 5/20/2008 (10)	16,741,880	21,846,321
EUR	7,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (10)	8,732,420	11,210,960
EUR	2,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (b)(10)	2,946,959	3,736,987
EUR	3,100,000	Scandinavian Broadcasting 12% due 6/15/2008 (10)	3,557,637	4,461,384
SEK	50,000,000	Sweden Government I/L 4.526% due 12/01/2008 (5)	8,246,872	8,835,549
EUR	3,000,000	Independent News and Media Plc 8% due 12/15/2008 (10)	3,626,220	4,197,347
MYR	40,260,000	Malaysian Government 4.305% due 2/27/2009 (5)	10,710,989	10,764,253
EUR	5,500,000	Independent News and Media 5 3/4% due 5/17/2009 (10)	5,699,907	7,142,609
EUR	47,601,457	Republic of France O.A.T./i 3% due 7/25/2009 (5)	57,453,634	66,624,304
EUR	5,500,000	Prosieben Media 11 1/4% due 7/31/2009 (10)	5,506,249	8,407,871

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Principal Amount			Cost (Note 1)	Value (Note 1)

		Notes, Bonds and Convertible Bonds — (continued)
		Non U.S. Dollar Notes and Bonds — (continued)
EUR	1,250,000	Remy Cointreau SA 6 1/2% due 7/01/2010 (2)	$1,426,408	$1,695,006
EUR	1,000,000	Flowserve Finance B.V. 12 1/4% due 8/15/2010 (8)	1,010,034	1,439,156
EUR	11,050,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (1)	13,452,712	12,227,391
EUR	6,250,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (b)(1)	7,826,603	6,915,945
EUR	7,500,000	The Manitowoc Company, Inc. 10 3/8% due 5/15/2011 (8)	8,231,944	10,745,700
GBP	1,000,000	Marks & Spencer Group Plc 6 3/8% due 11/07/2011 (1)	1,640,313	1,845,339
GBP	8,425,000	Enodis Plc 10 3/8% due 4/15/2012 (8)	13,124,632	17,333,923
EUR	7,000,000	Fimep SA 11% due 2/15/2013 (8)	7,577,850	10,812,861

			245,620,712	300,782,456

		Non U.S. Dollar Convertible Bonds (0.42%)
EUR	5,000,000	Wegener NV 5 1/2% due 4/26/2005 (10)	6,050,447	6,421,835
EUR	60,000	Havas Advertising 1% due 1/01/2006 (10)	1,025,035	1,926,397
EUR	243,500	Havas Advertising 4% due 1/01/2009 (10)	1,986,854	3,422,982
EUR	3,750,000	Aegis Plc 2% due 5/15/2006 (10)	3,687,990	5,031,050
EUR	71,339	Club Mediterranee SA 3% due 11/01/2008 (1)	3,934,743	5,931,927
NZD	1,775,277	Evergreen Forest Limited 0% due 3/19/2009 (a)(11)	943,677	1,593,161
EUR	3,000,000	Fregaté SAS 2% due 3/31/2013 (a)(b)(e)(i)(7)	3,620,400	3,879,387

			21,249,146	28,206,739

		Total Notes, Bonds and Convertible Bonds	437,133,668	521,140,482

		Short-Term Investments (14.75%)
	$27,500,000	RaboBank USA Finance Corporation 1.75% due 11/01/2004	27,500,000	27,500,000
	20,000,000	RaboBank USA Finance Corporation 1.75% due 11/02/2004	19,999,028	19,999,028
	20,100,000	RaboBank USA Finance Corporation 1.84% due 11/29/2004	20,071,235	20,071,235
	14,907,000	RaboBank USA Finance Corporation 1.85% due 11/29/2004	14,885,550	14,885,550
	25,000,000	Diageo Capital Plc 1.75% due 11/01/2004	25,000,000	25,000,000
	14,500,000	Diageo Capital Plc 1.75% due 11/02/2004	14,499,295	14,499,295
	23,277,000	ConocoPhillips 1.87% due 11/01/2004	23,277,000	23,277,000
	23,000,000	Henkel Corporation 1.82% due 11/01/2004	23,000,000	23,000,000
	26,500,000	Henkel Corporation 1.82% due 11/01/2004	26,500,000	26,500,000
	13,000,000	Henkel Corporation 1.89% due 11/15/2004	12,990,445	12,990,445
	22,000,000	Henkel Corporation 1.85% due 11/29/2004	21,968,344	21,968,344
	20,000,000	Henkel Corporation 1.88% due 12/01/2004	19,968,667	19,968,667
	13,000,000	Henkel Corporation 1.94% due 12/08/2004	12,974,079	12,974,079
	20,000,000	Unilever Capital Corporation 1.72% due 11/01/2004	20,000,000	20,000,000
	14,438,000	Unilever Capital Corporation 1.74% due 11/01/2004	14,438,000	14,438,000
	13,700,000	Unilever Capital Corporation 1.84% due 12/07/2004	13,674,792	13,674,792
	14,421,000	Sara Lee Corporation 1.78% due 11/02/2004	14,420,287	14,420,287
	7,985,000	Sara Lee Corporation 1.79% due 11/05/2004	7,983,412	7,983,412
	20,000,000	Sara Lee Corporation 1.85% due 11/17/2004	19,983,556	19,983,556
	25,000,000	Sara Lee Corporation 1.88% due 12/03/2004	24,958,222	24,958,222
	18,379,000	Sara Lee Corporation 1.90% due 12/03/2004	18,347,960	18,347,960

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Principal Amount		Cost (Note 1)		Value (Note 1)

	Short-Term Investments — (continued)
$12,322,000	Sara Lee Corporation 1.87% due 12/06/2004	$12,299,598		$12,299,598
2,700,000	Praxair Inc. 1.80% due 11/02/2004	2,699,865		2,699,865
15,000,000	Wal-Mart Stores, Inc. 1.75% due 11/03/2004	14,998,542		14,998,542
37,000,000	Wal-Mart Stores, Inc. 1.75% due 11/09/2004	36,985,611		36,985,611
22,314,000	Wal-Mart Stores, Inc. 1.75% due 11/16/2004	22,297,729		22,297,729
30,000,000	Wal-Mart Stores, Inc. 1.83% due 11/23/2004	29,966,450		29,966,450
25,030,000	Wal-Mart Stores, Inc. 1.81% due 11/30/2004	24,993,505		24,993,505
9,659,000	Wal-Mart Stores, Inc. 1.80% due 11/30/2004	9,644,994		9,644,994
23,000,000	Wal-Mart Stores, Inc. 1.86% due 12/06/2004	22,958,408		22,958,408
25,173,000	Wal-Mart Stores, Inc. 1.87% due 12/13/2004	25,118,081		25,118,081
30,000,000	DuPont Ei Nemour 1.74% due 11/04/2004	29,995,650		29,995,650
19,177,000	DuPont Ei Nemour 1.75% due 11/04/2004	19,174,203		19,174,203
30,000,000	Bayer Corporation 1.78% due 11/04/2004	29,995,550		29,995,550
18,366,000	Pitney Bowes 1.75% due 11/04/2004	18,363,322		18,363,322
3,220,000	Shell Finance UK Plc 1.75% due 11/04/2004	3,219,530		3,219,530
30,000,000	Shell Finance UK Plc 1.89% due 11/29/2004	29,955,900		29,955,900
24,449,000	Nestlé Capital Corporation 1.72% due 11/05/2004	24,444,328		24,444,328
25,000,000	Nestlé Capital Corporation 1.74% due 11/10/2004	24,989,125		24,989,125
14,940,000	Nestlé Capital Corporation 1.75% due 11/12/2004	14,932,011		14,932,011
21,888,000	Knight-Ridder Inc. 1.74% due 11/05/2004	21,883,768		21,883,768
20,000,000	7-Eleven Inc. 1.77% due 11/10/2004	19,991,150		19,991,150
13,017,000	7-Eleven Inc. 1.81% due 11/18/2004	13,005,874		13,005,874
4,000,000	Hitachi Limited 1.77% due 11/10/2004	3,998,230		3,998,230
3,000,000	Hitachi Limited 1.85% due 11/18/2004	2,997,379		2,997,379
20,000,000	Loréal 1.77% due 11/12/2004	19,989,183		19,989,183
16,818,000	The Coca Cola Company 1.76% due 11/16/2004	16,805,667		16,805,667
10,409,000	The Coca Cola Company 1.78% due 11/18/2004	10,400,251		10,400,251
25,000,000	The Coca Cola Company 1.81% due 11/29/2004	24,964,806		24,964,806
24,856,000	The Coca Cola Company 1.81% due 11/29/2004	24,821,008		24,821,008
20,000,000	The Coca Cola Company 1.81% due 12/03/2004	19,967,822		19,967,822
12,307,000	Gannett Company Inc. 1.75% due 11/16/2004	12,298,026		12,298,026
11,365,000	American Express Credit Corporation 1.78% due 11/18/2004	11,355,448		11,355,448
7,443,000	Caterpillar Financial Services 1.79% due 11/18/2004	7,436,709		7,436,709

	Total Short-Term Investments	1,003,387,595		1,003,387,595

	Total Investments (100.37%)	$5,302,469,965	*	6,828,128,366	**

	Liabilities in excess of other assets ( – 0.37%)			(25,211,046)

	Net Assets (100.00%)			$6,802,917,320

______________

*	At October 31, 2004 the cost of investments for federal income tax purposes was $5,412,029,471.
**	Gross unrealized appreciation and depreciation of securities at October 31, 2004 were $1,466,697,021, and $50,598,126, respectively (net appreciation was $1,416,098,895).

______________

See Notes to Financial Statements.

FIRST EAGLE OVERSEAS FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Foreign Currencies	Sector/Industry Classifications
AUD — Australian dollar	(1) Consumer Discretionary	(10) Media
CAD — Canadian dollar	(2) Consumer Staples	(11) Paper and Forest Products
EUR — euro	(3) Energy	(12) Precious Metals
GBP — pound sterling	(4) Financials	(13) Real Estate
HKD — Hong Kong dollar	(5) Government Issues	(14) Retail
MYR — Malaysian ringgit	(6) Health Care	(15) Technology and Telecommunications
NZD — New Zealand dollar	(7) Holding Companies	(16) Transportation
SEK — Swedish krona	(8) Industrials	(17) Utilities
SGD — Singapore dollar	(9) Materials

(a)	Non-income producing security/commodity.
(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the year ended October 31, 2004.

	Purchases		Dividend Income

Affiliate	Shares	Cost

Aida Engineering, Limited	849,500	$3,082,456	$272,029
Banco Latinoamericano de Exportaciones SA ADR	1,425,000	24,201,956	2,662,500
Crométal SA	—	—	101,639
Deceuninck	308,108	10,045,211	324,404
Fursys Incorporated	50,000	372,379	129,905
Gaumont SA	120,653	6,905,174	69,623
Gewiss S.p.A	3,064,000	14,364,190	240,557
Gorthon Lines AB ‘B’	75,000	190,132	127,031
Haw Par Corporation Limited	7,802,850	22,006,742	1,085,332
Koninklijke Grolsch NV	244,488	6,895,587	596,825
Kukdong Electric Wire Company, Limited	225,000	3,821,270	—
Laurent-Perrier	193,899	6,811,378	298,825
Mandom Corporation	667,700	15,348,004	403,269
Nexans Korea Limited	3,265,000	3,914,187	44,892
Nitto Kohki Company, Limited	1,560,050	27,764,994	553,815
Pfeiffer Vacuum Technology AG	325,000	12,682,170	374,459
PT Bat Indonesia Tbk	4,150,000	4,385,079	—
Robertet SA	5,316	624,941	288,253
Sansei Yusoki Company, Limited	1,000,000	8,885,636	91,172
Shaw Brothers (Hong Kong) Limited	900,000	991,659	523,682
Société Francaise des Papiers Peints	—	—	—
Société Sucrière de Pithiviers-le Vieil	—	—	599,298
Spirax-Sarco Engineering Plc	1,900,000	19,442,200	1,331,092
T. Hasegawa Company, Limited	1,456,591	20,914,198	321,726
Tasman Farms	—	—	—
United Services Group NV	499,999	8,713,735	425,820

(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(e)	Security for which there is less than three market makers.
(f)	In default as to principal and interest.
(g)	Leveraged 1½ to 1
(h)	Leveraged 2 to 1
(i)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on October 31, 2004 is shown below.

Security	Acquisition Date	Cost

FINEL	7/14/99	$2,407,421
Fregate SAS 2% due 3/31/2013	4/30/04	3,620,400
Hilti AG	11/30/01	4,485,845

(j)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees.

______________

See Notes to Financial Statements.

FUND OVERVIEW

FIRST EAGLE U.S. VALUE FUND	Data as of October 31, 2004

THE INVESTMENT STYLE		AVERAGE ANNUAL RETURNS

The First Eagle U.S. Value Fund seeks long-term growth of capital by investing primarily in equities issued by U.S. corporations. The Fund will consist of mostly small and medium size U.S. companies. Management utilizes a highly disciplined, bottom-up, value approach in achieving its investment objective.

			ONE-YEAR	THREE-YEAR	SINCE INCEPTION
		First Eagle U.S. Value Fund (A Shares)			(9-04-01)
		without sales load	15.38%	14.85%	14.62%
		with sales load	9.61%	12.90%	12.78%
		Standard & Poor’s 500 Index	9.42%	3.92%	1.59%
		Russell 2000 Index	11.73%	12.31%	8.57%
		Consumer Price Index	3.25%	2.44%	2.34%
		GROWTH OF A $10,000 INITIAL INVESTMENT
		$14,621 $12,976 $10,512 $ 15,000 10,000 5,000 0 10/01 10/02 10/03 10/04 First Eagle U.S. Value Fund Standard & Poor’s 500 Index Consumer Price Index $10,761 9/01 Russell 2000 Index
ASSET ALLOCATION
U.S. Dollar Bonds 9.68% U.S. Stocks 59.15% Commodity-Linked Notes 2.76% Cash and Equivalents 24.78% Foreign Stocks 3.63%

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares with a sales load gives effect to the deduction of the maximum sales load of 5.00%. The Standard & Poor's 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the Standard & Poor's 500 index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it is also considered a proxy for the total market.The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index and(CPI) represents the change in price of all goods and is not available for purchase. The Consumer Price Index services purchased for consumption by urban households.

SECTOR/INDUSTRY
Industrials	11.54%
Retail	9.80%
Paper and Forest Products	7.67%
Materials	6.83%
Energy	6.53%
Consumer Discretionary	6.16%
Media	5.90%	TOP 10 HOLDINGS
Precious Metals	5.31%	Costco Wholesale Corporation (multi-line retail)			2.98%
Utilities	5.18%	Rayonier Inc. (forest products)			2.91%
Health Care	3.90%	Berkshire Hathaway Inc. Class ‘A’ (holding
Technology and Telecommunications	3.84%	company)			2.90%
Holding Companies	3.53%	Burlington Resources, Inc. (oil and gas production)			2.58%
Financials	2.92%	Liberty Media Corporation (media company)			2.21%
Consumer Staples	1.28%	Deltic Timber Corporation (forest products)			2.20%
Real Estate	0.26%	American Power Conversion Corporation
		(electronic equipment manufacturer)			1.99%
The Fund’s portfolio composition is subject		CalEnergy Capital Trust 6½% Conv. Pfd.
to change at any time.		(energy company)			1.86%
		Tyco International Limited (industrial conglomerate)			1.83%
		HSBC Gold-Linked Notes (structured notes)			1.81%

FIRST EAGLE U.S. VALUE FUND

SCHEDULE OF INVESTMENTS

October 31, 2004

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — U.S. (59.15%)
	Consumer Discretionary (4.43%)
65,000	Papa John’s International Inc. (a)	$1,725,887	$2,098,200
55,000	McDonald’s Corporation	816,328	1,603,250
30,000	Weyco Group, Inc.	859,063	1,158,000
35,000	Hampshire Group, Limited (a)	1,171,963	1,068,900
8,000	Allen Organ Company, Class ‘B’	307,040	469,600
600	St. John Knits International Inc. (a)	18,600	24,000

		4,898,881	6,421,950

	Consumer Staples (0.77%)
12,000	Altria Group Inc.	480,416	581,520
28,800	Seneca Food Corporation (a)	422,064	532,800

		902,480	1,114,320

	Energy (5.85%)
90,000	Burlington Resources, Inc.	1,952,675	3,735,000
50,000	SEACOR Holdings Inc. (a)	1,920,152	2,380,500
18,000	ConocoPhillips	1,029,193	1,517,580
24,000	CONSOL Energy, Inc.	382,132	849,600

		5,284,152	8,482,680

	Financials (0.42%)
35,000	Interpool Inc.	575,519	616,000

	Health Care (3.46%)
85,000	Sola International Inc. (a)	1,487,159	1,630,300
65,000	Schering-Plough Corporation	1,402,324	1,177,150
20,000	Johnson & Johnson, Inc.	1,102,660	1,167,600
20,000	Dentsply International Inc.	580,150	1,040,200

		4,572,293	5,015,250

	Holding Companies (3.53%)
50	Berkshire Hathaway Inc., Class ‘A’ (a)	3,660,352	4,212,500
557	Case Pomeroy & Company, Inc., Class ‘A’	538,848	601,560
5,000	Loews Corporation	223,725	299,500

		4,422,925	5,113,560

______________

See Notes to Financial Statements.

FIRST EAGLE U.S. VALUE FUND

SCHEDULE OF INVESTMENTS—(Continued)

October 31, 2004

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — U.S. (continued)
	Industrials (8.63%)
85,000	Tyco International Limited	$1,186,970	$2,647,750
80,000	UniFirst Corporation	1,394,750	2,126,400
50,000	Banta Corporation	1,867,267	2,034,000
60,000	Waste Management Inc.	1,477,143	1,708,800
40,000	SPX Corporation	1,874,752	1,534,000
30,000	Franklin Electric Company, Inc.	570,590	1,151,400
15,000	Manpower Inc.	639,176	678,750
40,000	Blount International Inc.	400,000	578,400
5,000	Hardinge Inc.	54,150	56,050

		9,464,798	12,515,550

	Materials (0.84%)
20,000	Vulcan Materials Company	928,440	995,600
426	Central Steel & Wire Company	167,885	225,780

		1,096,325	1,221,380

	Media (5.79%)
360,000	Liberty Media Corporation (a)	2,950,068	3,211,200
36,000	Liberty Media International Inc., Class ‘A’ (a)	1,198,178	1,297,800
70,000	Valassis Communications, Inc. (a)	2,022,113	2,406,600
44,392	The DIRECTV Group, Inc. (a)	570,281	744,454
60,000	The Interpublic Group of Companies, Inc. (a)	975,620	735,600

		7,716,260	8,395,654

	Paper and Forest Products (7.27%)
89,025	Rayonier Inc.	2,753,947	4,219,785
80,000	Deltic Timber Corporation	2,401,024	3,183,200
110,000	Longview Fibre Company	1,152,292	1,694,000
40,000	Plum Creek Timber Company, Inc.	921,473	1,451,600

		7,228,736	10,548,585

	Precious Metals (2.55%)
55,000	Newmont Mining Corporation Holding Company	1,032,985	2,613,600
30,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’	346,097	1,086,600

		1,379,082	3,700,200

	Real Estate (0.07%)
1,595	Prologis Trust 8.54% Pfd. Series ‘C’	82,039	96,797

______________

See Notes to Financial Statements.

FIRST EAGLE U.S. VALUE FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks — U.S. (continued)
	Retail (8.36%)
90,000	Costco Wholesale Corporation	$2,744,451	$4,314,600
25,000	AutoZone Inc. (a)	2,093,271	2,045,250
60,000	Tiffany & Company	1,673,861	1,759,800
40,000	Barnes & Noble, Inc. (a)	1,303,644	1,330,800
30,000	The Sherwin-Williams Company	700,083	1,281,600
55,000	Dillard's Inc., Class 'A'	798,967	1,126,950
10,000	May Department Stores Company	293,498	260,600

		9,607,775	12,119,600

	Technology and Telecommunications (2.00%)
150,000	American Power Conversion Corporation	2,325,204	2,892,000

	Utilities (5.18%)
58,100	CalEnergy Capital Trust 6 1/2% Conv. Pfd.	2,380,238	2,701,650
60,000	IDACORP Inc.	1,541,211	1,858,800
58,300	Kaneb Services LLC	1,419,922	1,830,620
40,000	Hawaiian Electric Industries, Inc.	845,477	1,121,600

		6,186,848	7,512,670

	Common Stocks-Non U.S. (3.63%)
	Canada (0.68%)
20,000	EnCana Corporation (3)	549,956	988,000

	Netherlands (1.44%)
300,000	Koninklijke Ahold NV (a)(11)	2,416,482	2,087,736

	United Kingdom (1.51%)
750,000	J.Z. Equity Partners, Plc (4)	1,499,247	1,943,040
10,000	Amdocs Limited (a)(12)	184,186	251,500

		1,683,433	2,194,540

	Total Common and Preferred Stocks	70,393,188	91,036,472

Principal Amount

	Notes, Bonds and Convertible Bond (12.44%)
	Commodity-Linked Notes (2.76%)
$700,000	HSBC Gold-Linked Note 0% due 4/12/2005 (a)(b)(c)(d)(e)(9)	700,000	717,570
1,145,000	HSBC Gold-Linked Note 0% due 6/28/2005 (a)(b)(c)(d)(e)(9)	1,145,000	1,272,324
569,000	HSBC Gold-Linked Note 0% due 8/09/2005 (a)(b)(c)(d)(e)(9)	569,000	640,979
1,150,000	UBS Gold-Linked Note 0% due 5/24/2005 (a)(b)(c)(d)(e)(9)	1,150,000	1,375,487

		3,564,000	4,006,360

______________

See Notes to Financial Statements.

FIRST EAGLE U.S. VALUE FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Principal Amount		Cost (Note 1)		Value (Note 1)

	Notes, Bonds and Convertible Bond — (continued)
	U.S. Dollar Bonds and Notes (9.51%)
$1,089,000	Columbus McKinnon Corporation 8 1/2% due 4/01/2008 (6)	$886,024		$1,078,110
1,000,000	Columbus McKinnon Corporation 10% due 8/01/2010 (6)	1,022,500		1,105,000
500,000	Winn-Dixie Stores Inc. 8 7/8% due 4/01/2008 (2)	444,564		430,000
2,400,000	Level 3 Communications, Inc. 9 1/8% due 5/01/2008 (12)	1,620,850		1,926,000
525,000	Longview Fibre Company 10% due 1/15/2009 (8)	556,375		578,813
250,000	Crescent Real Estate Equities Company 9 1/4% due 4/15/2009 (10)	250,000		272,500
1,075,000	GATX Corporation 8 7/8% due 6/01/2009 (4)	1,019,081		1,249,633
500,000	American Standard Companies Inc. 8 1/4% due 6/01/2009 (6)	530,000		580,625
995,000	Flowserve Finance B.V. 12 1/4% due 8/15/2010 (6)	1,130,323		1,121,863
1,000,000	Briggs & Stratton Corporation 8 7/8% due 3/15/2011 (1)	1,062,000		1,210,000
850,000	Steinway Musical Instruments 8 3/4% due 4/15/2011 (1)	859,750		928,625
1,310,000	Texas Industries, Inc. 10 1/4% due 6/15/2011 (7)	1,370,313		1,513,050
179,000	Domino's Inc. 8 1/4% due 7/01/2011 (1)	177,870		196,900
30,000	B&G Foods Inc. 8% due 10/01/2011 (2)	30,000		31,800
300,000	Blount International Inc. 8 7/8% due 08/01/2012 (a)(6)	300,000		328,125
125,000	R.H. Donnelley Finance 10 7/8% due 12/15/2012 (b)(4)	125,000		153,438
250,000	Jostens, Inc. 10 1/4% due 12/01/2013 (a)(1)	158,782		175,625
250,000	Elizabeth Arden Inc. 7 3/4% due 1/15/2014 (2)	250,000		267,813
600,000	Bausch and Lomb Inc. 7 1/8% due 8/01/2028 (5)	505,887		644,561

		12,299,319		13,792,481

	U.S. Dollar Convertible Bond (0.17%)
250,000	SCI Systems Inc. 3% due 3/15/2007 (12)	184,655		242,813

	Total Notes, Bonds and Convertible Bond	16,047,974		18,041,654

	Short-Term Investments (24.28%)
5,914,000	Henkel Corporation 1.79% due 11/01/2004	5,913,999		5,914,000
5,000,000	ConocoPhillips 1.87% due 11/01/2004	4,999,999		5,000,000
4,000,000	Bayer Corporation 1.84% due 11/01/2004	3,999,999		4,000,000
4,823,000	Wal-Mart Stores, Inc. 1.75% due 11/03/2004	4,822,530		4,822,529
4,197,000	Pitney Bowes 1.75% due 11/04/2004	4,196,387		4,196,386
4,723,000	Knight-Ridder Inc. 1.74% due 11/05/2004	4,722,086		4,722,086
6,557,000	Caterpillar Financial Services 1.79% due 11/18/2004	6,551,455		6,551,458

	Total Short-Term Investments	35,206,455		35,206,459

	Total Investments (99.50%)	$121,647,617	*	144,284,585	**

	Other assets in excess of liabilities (0.50%)			725,002

	Net assets (100.00%)			$145,009,587

______________

*	At October 31, 2004 the cost of investments for federal income tax purposes was $122,033,773.
**	Gross unrealized appreciation and depreciation of securities at October 31, 2004 were $23,592,508 and $1,341,696, respectively (net appreciation was $22,250,812).

______________

See Notes to Financial Statements.

FIRST EAGLE U.S. VALUE FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Sector/Industry Classifications
(1)	Consumer Discretionary
(2)	Consumer Staples
(3)	Energy
(4)	Financials
(5)	Health Care
(6)	Industrials
(7)	Materials
(8)	Paper and Forest Products
(9)	Precious Metals
(10)	Real Estate
(11)	Retail
(12)	Technology and Telecommunications

(a)	Non-income producing security.
(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(d)	Security for which there is less than three market makers.
(e)	Leveraged 1 1/2 to 1

______________

See Notes to Financial Statements.

FUND OVERVIEW

FIRST EAGLE GOLD FUND	Data as of October 31, 2004

THE INVESTMENT STYLE		AVERAGE ANNUAL RETURNS

The First Eagle Gold Fund is a non-diversified fund whose investment objective is to provide exposure to the investment characteristics of gold and, to a limited extent, other precious metals. To achieve its objective, the Fund invests primarily in securities of companies engaged in mining, processing, dealing in or holding gold or other precious metals such as silver, platinum and palladium, both in the United States and in foreign countries.

			ONE-YEAR	FIVE-YEARS	TEN-YEARS
		First Eagle Global Fund (A Shares)
		without sales load	8.59%	24.33%	6.34%
		with sales load	3.16%	23.38%	5.94%
		FT Gold Mines Index	7.53%	12.59%	(1.93% )
		MSCI World Index	13.25%	(2.12%)	6.76%
		Consumer Price Index	3.25%	2.57%	2.48%
		GROWTH OF A $10,000 INITIAL INVESTMENT

$ 19,255

$ 17,801

$ 8,299

10,000

15,000

20,000

$ 25,000

5,000

0

10/94

10/95

10/96

10/97

10/98

10/99

10/00

10/01

10/02

10/03

10/04

First Eagle Gold Fund

FT Gold Mines Index

MSCI World Index

Consumer Price Index

$ 12,776

ASSET ALLOCATION
Foreign Stocks 55.54% U.S. Stocks 15.39% Cash and Equivalents 3.82% Commodities 13.13% U.S. Dollar Bonds 0.09% Commodity- Linked Notes 12.03%

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses. The average annual returns for Class A Shares with a sales load give effect to the deduction of the maximum sales load of 3.75% for periods prior to March 1, 2000 and of 5.00% thereafter. The MSCI World Index is a widely followed, unmanaged group of stocks from 23 international markets and is not available for purchase. It is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland. The FT Gold Mines Index is an unmanaged index composed of 32 gold mining companies and is only available without dividends reinvested and is not available for purchase. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

COUNTRIES
United States	40.64%
Canada	26.91%
South Africa	17.25%
Mexico	4.68%
Australia	2.10%
Latin America	1.72%	TOP 10 HOLDINGS
United Kingdom	1.50%
Sweden	1.20%	Gold Bullion (United States)			9.91%
Other	0.18%	Newmont Mining Corporation Holding Company (United States)			8.11%
		HSBC Gold-Linked Notes (United States)			6.19%
The Fund’s portfolio composition is subject to		Gold Fields Limited ADR (South Africa)			5.44%
change at any time.		Placer Dome Inc. (Canada)			5.21%
		Freeport McMoRan Copper & Gold, Inc. CS & Pfd (B, C & D) (United States)			5.09%
		Industrias Pe&ntidle;oles, SA de C.V. (Mexico)			4.68%
		UBS Gold-Linked Notes (United States)			4.66%
		Harmony Gold Mining Company Limited ADR (South Africa)			4.45%
		AngloGold Ashanti Limited ADR (South Africa)			3.53%

FIRST EAGLE GOLD FUND

SCHEDULE OF INVESTMENTS

October 31, 2004

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks and Warrants (70.93%)
	Australia (2.10%)
1,153,168	Newcrest Mining Limited	$12,097,692	$14,371,371

	Canada (26.91%)
2,575,000	IAMGOLD Corporation	9,742,053	19,312,236
945,000	Pan American Silver Corporation (a)(b)	9,451,450	15,913,665
265,183	Pan American Silver Corporation	2,466,104	4,460,378
435,000	Aber Diamond Corporation (a)	12,356,590	15,158,089
700,000	Meridian Gold Inc. (a)	9,040,532	11,862,652
1,625,000	Dundee Precious Metals, Inc., Class ‘A’ (a)	6,530,686	9,544,297
3,575,000	Miramar Mining Corporation (a)	3,350,862	4,963,034
3,500,000	Aurizon Mines Limited (a)	3,966,340	3,967,635
275,000	Goldcorp Inc.	1,063,853	3,810,942
800,000	Richmont Mines, Inc. (a)(c)	2,590,574	3,220,108
1,500,000	Cumberland Resources (a)	2,867,094	2,686,162
3,350,000	Guinor Gold Corporation (a)	2,619,524	2,669,323
1,850,000	Metallica Resources Inc. (a)	2,447,821	2,279,542
1,050,000	Wheaton River Minerals Limited (a)(b)	783,725	3,441,492
262,500	Wheaton River Minerals Limited Warrants (a)(h)	—	508,892
2,325,000	Apollo Gold Corporation	4,634,486	1,604,304
250,000	Apollo Gold Corporation (a)	240,000	170,000
350,000	Northern Orion Resources Inc. (a)	1,017,312	920,031
700,000	Wesdome Gold Mining (a)	587,697	805,027
350,000	Wesdome Gold Mining Warrants (a)	—	—
81,667	Kinross Gold Corporation (a)	464,753	611,823
1,968,333	Kinross Gold Corporation	11,517,904	14,644,398
1,675,000	Placer Dome Inc.	21,569,520	35,593,750
500,000	Glamis Gold Limited (a)	3,673,894	9,915,000
555,000	Agnico-Eagle Mines Limited	7,385,481	8,574,750
750,000	Golden Star Resources Limited (a)	970,106	3,975,000
1,000,000	Eldorado Gold Corporation (a)	3,326,847	3,210,000

		124,665,208	183,822,530

	Latin America (1.72%)
625,000	Apex Silver Mines Limited (a)	9,570,425	11,725,000

	Mexico (4.68%)
7,000,000	Industrias Penoles, SA de C.V.	14,363,002	32,001,561

	South Africa (17.25%)
2,575,000	Gold Fields Limited ADR	30,897,818	37,131,500
2,575,000	Harmony Gold Mining Company Limited	34,001,836	30,385,000
650,000	Anglogold Ashanti Limited ADR	24,611,308	24,102,000
1,325,000	Randgold and Exploration Company Limited ADR (a)	3,625,675	3,219,750
155,000	Impala Platinum Holdings Limited	9,880,330	12,498,324
3,750,000	Mvelaphanda Resources Limited (a)	12,398,487	10,422,627
1,500,000	JCI Limited (a)	213,392	78,476

		115,628,846	117,837,677

	Sweden (1.20%)
8,575,000	Riddarhyttan Resources AB (a)(c)	6,786,880	8,184,566

______________

See Notes to Financial Statements.

FIRST EAGLE GOLD FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks and Warrants — (continued)
	United Kingdom (1.50%)
365,000	Anglo American Plc	$8,601,682	$8,005,825
805,000	Trans-Siberian Gold Limited (a)(e)	1,757,541	2,232,964

		10,359,223	10,238,789

	United States (15.39%)
3,490,375	Newmont Mining Corporation Holding Company	34,837,038	55,386,627
665,000	Freeport McMoRan Copper & Gold Inc., Class ‘B’	18,121,095	24,086,300
207,500	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘C’ (d)	5,577,268	9,009,650
215,500	Freeport McMoRan Copper & Gold Inc., Preferred Series ‘D’ (d)	1,760,012	1,652,885
825,000	Royal Gold, Inc.	11,983,239	13,208,250
625,000	Canyon Resources Corporation (a)	2,101,876	1,787,500

		74,380,528	105,131,212

	Miscellaneous (0.18%)
110,000	Randgold Resources Limited ADR	1,162,286	1,196,800

	Total Common and Preferred Stocks and Warrants	369,014,090	484,509,506

Ounces

	Commodities (13.13%)
157,954	Gold bullion (a)	58,110,498	67,706,925
3,019,905	Silver bullion (a)	19,564,862	21,984,905

	Total Commodities	77,675,360	89,691,830

Principal Amount

	Notes and Convertible Bond (12.12%)
	Commodity-Linked Notes (12.03%)
$500,000	HSBC Gold-Linked Note 0% due 11/12/2004 (a)(b)(d)(e)(f)	500,000	594,200
500,000	HSBC Gold-Linked Note 0% due 11/30/2004 (a)(b)(d)(e)(f)	500,000	565,750
1,500,000	HSBC Gold-Linked Note 0% due 12/13/2004 (a)(b)(d)(e)(g)	1,500,000	1,655,250
3,000,000	HSBC Gold-Linked Note 0% due 12/17/2004 (a)(b)(d)(e)(g)	3,000,000	3,264,300
400,000	HSBC Gold-Linked Note 0% due 5/17/2005 (a)(b)(d)(e)(f)	400,000	479,160
550,000	HSBC Gold-Linked Note 0% due 5/31/2005 (a)(b)(d)(e)(f)	550,000	634,425
850,000	HSBC Gold-Linked Note 0% due 6/07/2005 (a)(b)(d)(e)(f)	850,000	952,595
227,000	HSBC Gold-Linked Note 0% due 6/21/2005 (a)(b)(d)(e)(f)	227,000	261,799
3,150,000	HSBC Gold-Linked Note 0% due 6/28/2005 (a)(b)(d)(e)(f)	3,150,000	3,500,280
500,000	HSBC Gold-Linked Note 0% due 6/29/2005 (a)(b)(d)(e)(f)	500,000	554,950
1,655,000	HSBC Gold-Linked Note 0% due 8/02/2005 (a)(b)(d)(e)(f)	1,655,000	1,869,985
1,095,000	HSBC Gold-Linked Note 0% due 8/05/2005 (a)(b)(d)(e)(f)	1,095,000	1,252,352
2,315,000	HSBC Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(f)	2,315,000	2,607,848
1,174,000	HSBC Gold-Linked Note 0% due 8/11/2005 (a)(b)(d)(e)(f)	1,174,000	1,322,511
600,000	HSBC Gold-Linked Note 0% due 8/16/2005 (a)(b)(d)(e)(f)	600,000	657,960
1,130,000	HSBC Gold-Linked Note 0% due 8/19/2005 (a)(b)(d)(e)(f)	1,130,000	1,261,080
1,700,000	HSBC Gold-Linked Note 0% due 8/22/2005 (a)(b)(d)(e)(f)	1,700,000	1,879,690
1,140,000	HSBC Gold-Linked Note 0% due 8/23/2005 (a)(b)(d)(e)(f)	1,140,000	1,238,610
1,164,000	HSBC Gold-Linked Note 0% due 8/25/2005 (a)(b)(d)(e)(f)	1,164,000	1,261,194
1,195,000	HSBC Gold-Linked Note 0% due 8/30/2005 (a)(b)(d)(e)(f)	1,195,000	1,257,977
1,170,000	HSBC Gold-Linked Note 0% due 8/31/2005 (a)(b)(d)(e)(f)	1,170,000	1,251,081
557,500	HSBC Gold-Linked Note 0% due 9/07/2005 (a)(b)(d)(e)(f)	557,500	594,072
1,000,000	HSBC Gold-Linked Note 0% due 9/08/2005 (a)(b)(d)(e)(f)	1,000,000	1,062,800

______________

See Notes to Financial Statements.

FIRST EAGLE GOLD FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Principal Amount		Cost (Note 1)	Value (Note 1)

	Notes and Convertible Bond — (continued)
	Commodity-Linked Notes — (continued)
$1,000,000	HSBC Gold-Linked Note 0% due 9/09/2005 (a)(b)(d)(e)(f)	$1,000,000	$1,067,500
1,000,000	HSBC Gold-Linked Note 0% due 9/13/2005 (a)(b)(d)(e)(f)	1,000,000	1,078,600
550,000	HSBC Gold-Linked Note 0% due 9/14/2005 (a)(b)(d)(e)(f)	550,000	605,605
1,000,000	HSBC Gold-Linked Note 0% due 9/15/2005 (a)(b)(d)(e)(f)	1,000,000	1,107,500
1,000,000	HSBC Gold-Linked Note 0% due 9/19/2005 (a)(b)(d)(e)(f)	1,000,000	1,085,600
806,000	HSBC Gold-Linked Note 0% due 9/20/2005 (a)(b)(d)(e)(f)	806,000	883,860
1,000,000	HSBC Gold-Linked Note 0% due 10/03/2005 (a)(b)(d)(e)(f)	1,000,000	1,058,000
1,000,000	HSBC Gold-Linked Note 0% due 10/04/2005 (a)(b)(d)(e)(f)	1,000,000	1,056,600
1,650,000	HSBC Gold-Linked Note 0% due 10/07/2005 (a)(b)(d)(e)(f)	1,650,000	1,708,740
590,000	HSBC Gold-Linked Note 0% due 10/13/2005 (a)(b)(d)(e)(f)	590,000	604,986
500,000	HSBC Gold-Linked Note 0% due 10/31/2005 (a)(b)(d)(e)(f)	500,000	505,450
1,000,000	HSBC Gold-Linked Note 0% due 11/01/2005 (a)(b)(d)(e)(f)	1,000,000	991,700
570,000	HSBC Gold-Linked Note 0% due 11/04/2005 (a)(b)(d)(e)(f)	570,000	574,560
1,000,000	HSBC Silver-Linked Note 0% due 10/05/2005 (a)(b)(d)(e)(f)	1,000,000	1,139,000
1,000,000	HSBC Silver-Linked Note 0% due 10/06/2005 (a)(b)(d)(e)(f)	1,000,000	1,116,300
500,000	UBS Gold-Linked Note 0% due 11/24/2004 (a)(b)(d)(e)(f)	500,000	583,684
1,000,000	UBS Gold-Linked Note 0% due 11/26/2004 (a)(b)(d)(e)(f)	1,000,000	1,111,869
1,000,000	UBS Gold-Linked Note 0% due 12/03/2004 (a)(b)(d)(e)(f)	1,000,000	1,109,695
1,000,000	UBS Gold-Linked Note 0% due 12/13/2004 (a)(b)(d)(e)(f)	1,000,000	1,161,913
1,000,000	UBS Gold-Linked Note 0% due 12/16/2004 (a)(b)(d)(e)(g)	1,000,000	1,128,340
650,000	UBS Gold-Linked Note 0% due 1/28/2005 (a)(b)(d)(e)(g)	650,000	667,184
1,200,000	UBS Gold-Linked Note 0% due 2/04/2005 (a)(b)(d)(e)(f)	1,200,000	1,269,779
2,250,000	UBS Gold-Linked Note 0% due 2/18/2005 (a)(b)(d)(e)(f)	2,250,000	2,469,339
2,250,000	UBS Gold-Linked Note 0% due 2/22/2005 (a)(b)(d)(e)(f)	2,250,000	2,466,995
500,000	UBS Gold-Linked Note 0% due 3/09/2005 (a)(b)(d)(e)(g)	500,000	555,814
750,000	UBS Gold-Linked Note 0% due 3/11/2005 (a)(b)(d)(e)(g)	750,000	883,148
1,950,000	UBS Gold-Linked Note 0% due 5/11/2005 (a)(b)(d)(e)(f)	1,950,000	2,158,439
250,000	UBS Gold-Linked Note 0% due 5/24/2005 (a)(b)(d)(e)(f)	250,000	299,019
550,000	UBS Gold-Linked Note 0% due 6/09/2005 (a)(b)(d)(e)(f)	550,000	623,655
3,200,000	UBS Gold-Linked Note 0% due 6/17/2005 (a)(b)(d)(e)(f)	3,200,000	3,620,230
1,800,000	UBS Gold-Linked Note 0% due 7/13/2005 (a)(b)(d)(e)(f)	1,800,000	2,005,551
1,200,000	UBS Gold-Linked Note 0% due 7/28/2005 (a)(b)(d)(e)(f)	1,200,000	1,293,460
450,000	UBS Gold-Linked Note 0% due 8/09/2005 (a)(b)(d)(e)(f)	450,000	495,410
2,350,000	UBS Gold-Linked Note 0% due 8/12/2005 (a)(b)(d)(e)(f)	2,350,000	2,689,349
900,000	UBS Gold-Linked Note 0% due 9/01/2005 (a)(b)(d)(e)(f)	900,000	975,978
1,100,000	UBS Gold-Linked Note 0% due 10/19/2005 (a)(b)(d)(e)(f)	1,100,000	1,141,362
1,100,000	UBS Gold-Linked Note 0% due 10/20/2005 (a)(b)(d)(e)(f)	1,100,000	1,129,308
1,100,000	UBS Gold-Linked Note 0% due 10/24/2005 (a)(b)(d)(e)(f)	1,100,000	1,116,533
850,000	UBS Gold-Linked Note 0% due 11/03/2005 (a)(b)(d)(e)(f)	850,000	858,883
1,000,000	UBS Silver-Linked Note 0% due 3/17/2005 (a)(b)(d)(e)(g)	1,000,000	1,169,321
750,000	UBS Silver-Linked Note 0% due 3/24/2005 (a)(b)(d)(e)(g)	750,000	768,392
1,000,000	UBS Silver-Linked Note 0% due 6/07/2005 (a)(b)(d)(e)(f)	1,000,000	1,323,801
500,000	UBS Silver-Linked Note 0% due 6/10/2005 (a)(b)(d)(e)(f)	500,000	636,880
500,000	UBS Silver-Linked Note 0% due 6/13/2005 (a)(b)(d)(e)(f)	500,000	643,365
1,000,000	UBS Silver-Linked Note 0% due 9/23/2005 (a)(b)(d)(e)(f)	1,000,000	1,238,970

		74,388,500	82,159,536

	U.S. Dollar Convertible Bond (0.09%)
500,000	Agnico-Eagle Mines Limited 4 1/2% due 2/15/2012	566,875	615,625

	Total Notes and Convertible Bond	74,955,375	82,775,161

______________

See Notes to Financial Statements.

FIRST EAGLE GOLD FUND

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Principal Amount		Cost (Note 1)		Value (Note 1)

	Short-Term Investments (4.17%)
$9,591,000	The Coca Cola Company 1.74% due 11/01/2004	$9,591,000		$9,591,000
8,952,000	ConocoPhillips 1.87% due 11/01/2004	8,952,000		8,952,000
9,994,000	Unilever Capital Corporation 1.88% due 12/13/2004	9,972,079		9,972,080

	Total Short-Term Investments	28,515,079		28,515,080

	Total Investments (100.35%)	$550,159,904	*	685,491,577	**

	Liabilities in exess of other assets (-0.35%)			(2,410,897)

	Net assets (100.00%)			$683,080,680

______________

*	At October 31, 2004 the cost of investments for federal income tax purposes was $565,111,247.
**	Gross unrealized appreciation and depreciation of securities at October 31, 2004 were $132,042,725 and $11,662,395, respectively (net appreciation was $120,380,330).

______________

(a)	Non-income producing security/commodity.
(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933 and may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)

Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the year ended October 31, 2004.

	Purchases

Affiliate	Shares	Cost

Richmont Mines	175,000	$763,740
Riddarhyttan Resources AB	5,575,000	4,668,773

(d)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(e)	Security for which there is less than three market makers.
(f)	Leveraged 1½ to 1
(g)	Leveraged 2 to 1
(h)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees.

______________

See Notes to Financial Statements.

FIRST EAGLE FUNDS

First Eagle Fund of America

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Harold Levy

2004 turned out to be a very good year for First Eagle Fund of America shareholders. The Fund’s Class ‘Y’ shares finished the year with a gain of asset value of 14.30% vs. 9.42% for the Standard & Poor’s 500 Index. The start of fiscal ’05 has also begun on a positive note.

In assessing performance for ’04, one thing is clear: it came in a very diversified manner. The top five contributors to performance were Tyco International Limited, an industrial conglomerate; Ball Corporation, a manufacturer of metal cans; L-3 Communications Holdings Inc., a defense contractor; Western Wireless Corporation, a cellular company; and Valeant Pharmaceuticals International, a pharmaceutical company. Top detractors from performance include Tommy Hilfiger Corporation, an apparel company; Hasbro Inc., a toy manufacturer; and InterMune Inc., a biotech company.

Despite much economic pessimism reported by the media (which we understand since bad news makes better copy), the U.S. economy seems to be performing nicely. As a result, corporate profits, profit margins, cash flow, etc are all at healthy levels. Interest rates on the long-end are essentially unchanged from last year, while short rates, not surprisingly, are higher. Inflation, though higher than several years ago, does not appear to be a cause for alarm. In fact, a little inflation is better than the alternative. The weakness in the dollar is a cause for concern but is not uniformly negative for U.S. equities.As a result, corporate profits, profit margins, cash flow, etc are all at healthy levels. Interest rates on the long-end are essentially unchanged from last year, while short rates, not surprisingly, are higher. Inflation, though higher than several years ago, does not appear to be a cause for alarm. In fact, a little inflation is better than the alternative. The weakness in the dollar is a cause for concern but is not uniformly negative for U.S. equities. Thus, we believe the overall backdrop for equities is acceptable. The missing ingredient thus far has been the failure of companies to use their newfound prosperity for the benefit of their owners. Though payouts in the form of dividends are rising, they are still at record low levels. This won’t continue. Either dividends and share repurchase will increase or we’ll see a significant increase in merger and acquisition activity. We should benefit in either outcome.

Hopefully we have invested in companies where both fundamentals are good and management will be much more proactive in creating and returning value to owners. We believe our long-time owners will be the beneficiaries of their continued efforts.

Sincerely,

Harold Levy Portfolio Manager December 2004

FUND OVERVIEW

FIRST EAGLE FUND OF AMERICA	Data as of October 31, 2004

THE INVESTMENT STYLE		AVERAGE ANNUAL RETURNS

The First Eagle Fund of America is a non-diversified U.S. equity fund with a unique event-driven bias. The Fund focuses on identifying companies poised to benefit from change that the market has not yet recognized. It seeks capital appreciation with above-average long-term returns.

			ONE-YEAR	FIVE-YEARS	TEN-YEARS
		First Eagle Fund of America (Y Shares)	14.30%	7.56%	14.55%
		Standard & Poor’s 500 Index	9.42%	(2.22%)	11.01%

		GROWTH OF A $10,000 INITIAL INVESTMENT
		$ 38,905 $ 28,411 10,000 20,000 30,000 $ 40,000 0 10/94 10/95 10/96 10/97 10/98 10/99 10/00 10/01 10/02 10/03 10/04 First Eagle Fund of America Standard & Poor’s 500 Index
ASSET ALLOCATION
U.S. Dollar Cash and Equivalents 0.25% Foreign Stocks 3.07% U.S. Stocks and Options 96.68%

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The Fund's average annual returns shown above are historical and reflect changes in share price, reinvested dividends and is net of expenses. The Standard & Poor's 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the Standard & Poor's 500 Index focuses on the large-cap segment of the market, with over 80% coverage of U.S. equities, it is also considered a proxy for the total market.

SECTOR/INDUSTRY*
Industrials	20.23%
Health Care Services	13.84%
Consumer Discretionary	13.67%
Materials	13.04%	TOP 10 HOLDINGS
Biotechnology	9.86%
Pharmaceuticals	9.03%	Ball Corporation (metal cans)			6.51%
Consumer Staples	7.38%	Tyco International Limited (industrial conglomerate)			6.40%
Telecommunication		L-3 Communications Holdings Inc. (secure
Services	6.47%	communication systems)			5.30%
Information Technology	4.47%	Valeant Pharmaceuticals International
Energy	1.16%	(pharmaceuticals)			4.85%
Utilities	1.05%	Storage Technology Corporation (computer storage
Financials	0.98%	devices)			4.39%
* percentages exclude option positions		Manor Care Inc. (skilled nursing care)			4.14%
		Packaging Corporation of America
The Fund’s portfolio composition is subject to change at any time.		(containers/packaging)			3.61%
		Dean Foods Company (dairy products)			3.52%
		Shire Pharmaceuticals Group Plc ADR (pharmaceuticals)			3.01%
		NII Holdings Inc., Class ‘B’ (communications services)			2.89%

FIRST EAGLE FUND OF AMERICA

SCHEDULE OF INVESTMENTS

October 31, 2004

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common Stocks — U.S. (98.11%)
	Biotechnology (9.86%)
507,300	Medimmune Inc. (a)(c)	$12,326,012	$14,417,466
1,070,200	Celera Genomics Group-Applera Corporation (a)	13,003,148	13,719,964
56,700	Applied Biosystems Group-Applera Corporation	11,500,185	10,621,836
335,800	Celgene Corporation (a)(c)	7,242,084	9,946,396
155,500	Cephalon Inc. (a)	7,778,277	7,412,685
482,900	InterMune Inc. (a)	8,382,330	6,263,213

		60,232,036	62,381,560

	Consumer Discretionary (13.67%)
915,100	Hasbro Inc.	14,546,062	16,188,119
278,300	Autoliv Inc.	11,450,505	11,897,325
471,200	GTECH Holdings Corporation (c)	9,540,545	11,153,304
605,000	Mattel, Inc. (c)	12,731,549	10,593,550
394,500	The TJX Companies, Inc. (c)	7,155,540	9,460,110
154,300	YUM! Brands Inc. (c)	3,583,885	6,712,050
109,500	Lennar Corporation, Class ‘A’ (c)	4,947,365	4,925,310
89,100	Pulte Homes, Inc. (c)	4,532,172	4,889,808
493,600	Tommy Hilfiger Corporation (a)	6,722,379	4,738,560
132,000	Furniture Brands International Inc.	3,148,696	2,878,920
41,000	Harrah’s Entertainment, Inc. (c)	1,946,775	2,399,320
37,100	AutoNation Inc. (a)(c)	625,669	639,233

		80,931,142	86,475,609

	Consumer Staples (7.38%)
760,250	Dean Foods Company (a)	19,562,590	22,693,463
1,375,200	Del Monte Foods Company (a)	12,984,791	14,687,136
156,300	Kimberly-Clark Corporation (c)	7,969,728	9,326,421

		40,517,109	46,707,020

	Energy (1.16%)
126,800	Ashland Inc.	6,609,081	7,306,216

	Financials (0.98%)
172,300	Willis Group Holdings Limited	5,119,946	6,194,185

	Health Care Services (13.84%)
814,900	Manor Care Inc.	17,964,656	26,679,826
199,500	Guidant Corporation (c)	10,978,540	13,290,690
194,800	C.R. Bard, Inc. (c)	6,131,411	11,064,640
341,300	Community Health Systems Inc. (a)	6,812,257	9,153,666
472,954	Viasys Healthcare Inc. (a)	8,119,262	8,082,784
348,100	Andrx Corporation (a)(c)	7,912,229	7,532,884
202,200	Baxter International Inc. (c)	6,140,814	6,219,672
163,000	Edwards Lifesciences Corporation (a)	5,686,382	5,571,340

		69,745,551	87,595,502

	Industrials (20.23%)
1,324,300	Tyco International Limited	20,889,426	41,251,945
518,300	L-3 Communications Holdings Inc. (c)	19,861,418	34,171,519
319,600	Alliant Techsystems Inc. (a)(c)	15,987,422	18,373,804

______________

See Notes to Financial Statements.

FIRST EAGLE FUND OF AMERICA

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common Stocks — U.S. — (continued)
	Industrials — (continued)
329,300	American Standard Companies Inc. (a)(c)	$7,183,739	$12,042,501
313,500	Pentair Inc. (c)	10,085,340	11,718,630
71,500	General Dynamics Corporation (c)	4,058,888	7,301,580
68,200	Teekay Shipping Corporation (c)	3,124,924	3,150,840

		81,191,157	128,010,819

	Information Technology (4.47%)
1,047,500	Storage Technology Corporation (a)(c)	18,610,627	28,303,450

	Materials (13.04%)
1,053,600	Ball Corporation (c)	21,999,457	41,985,960
1,062,000	Packaging Corporation of America (c)	17,032,488	23,289,660
473,700	Louisiana-Pacific Corporation (c)	9,000,049	11,610,387
395,800	Hercules Inc. (a)(c)	4,596,136	5,652,024

		52,628,130	82,538,031

	Pharmaceuticals (5.96%)
1,303,100	Valeant Pharmaceuticals International (c)	24,138,745	31,274,400
285,000	Noven Pharmaceuticals Inc. (a)(c)	5,990,879	6,426,750

		30,129,624	37,701,150

	Telecommunication Services (6.47%)
421,000	NII Holdings Inc., Class ‘B’ (a)(c)	14,373,897	18,637,670
493,700	Western Wireless Corporation (a)(c)	8,934,978	14,386,418
458,100	MCI Inc.	7,646,475	7,902,225

		30,955,350	40,926,313

	Utilities (1.05%)
164,100	Constellation Energy Group	6,010,704	6,665,742

	Common Stocks — Non U.S. (3.07%)
	United Kingdom (3.07%)
683,700	Shire Pharmaceuticals Group Plc ADR (1)	15,809,224	19,417,080

	Total Common Stocks	498,489,681	640,222,677

	Preferred Stocks — U.S. (0.56%)
1,000	Tidewater Holdings Inc. Ser. B Conv. (a)(b)(d)	1,000,000	1,335,750
1,200	Tidewater Holdings Inc. Ser. A Conv. (a)(b)(d)	1,200,000	1,200,000
67,777	Assistive Technology Inc. Ser. E-1 (a)(b)(d)	883,921	441,960
26,057	Assistive Technology Inc. Ser. F (a)(b)(d)	342,000	342,000
51,966	Assistive Technology Inc. Ser. E-2 (a)(b)(d)	500,000	250,000

	Total Preferred Stocks — U.S.	3,925,921	3,569,710

	Warrants — U.S. (0.00%)
9,873	Assistive Technology Inc. (a)(b)(d)	382	382
37,234	Assistive Technology Inc. Ser. E-1 (a)(b)(d)	—	—

	Total Warrants — U.S.	382	382

	Other Investments — U.S. (0.00%)
16	Euro Outlet Malls, L.P. (a)(b)(d)	—	—

______________

See Notes to Financial Statements.

FIRST EAGLE FUND OF AMERICA

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Principal		Cost (Note 1)	Value (Note 1)
	Short-Term Investments (0.68%)
$1,300,000	United States Treasury Bill 1.68% due 1/13/2005	$1,295,572	$1,295,170
3,000,000	United States Treasury Bill 1.77% due 1/20/2005	2,988,335	2,987,700
	Total Short-Term Investments	4,283,907	4,282,870

Contracts
	Long Call Option Purchased (0.07%)
1,778	AutoNation Inc. @ $15 exp. Jan 2005	476,504	426,720
	Total Investment Portfolio Excluding Covered Call Options Written	507,176,395	648,502,359
	Covered Call Options Written ( – 2.06%)
1,920	Alliant Techsystems Inc. @ $60 exp. Nov 2004		(96,000)
495	American Standard Companies Inc. @ $40 exp. Nov 2004		(9,900)
3,481	Andrx Corporation @ $22.5 exp. Nov 2004		(191,455)
5,070	Ball Corporation @ $37.5 exp. Nov 2004		(1,267,500)
585	C.R. Bard, Inc. @ $50 exp. Jan 2005		(421,200)
1,363	C.R. Bard, Inc. @ $55 exp. Jan 2005		(436,160)
2,022	Baxter International Inc. @ $30 exp. Dec 2004		(283,080)
1,328	Celgene Corporation @ $27.5 exp. Nov 2004		(328,680)
1,704	Celgene Corporation @ $30 exp. Nov 2004		(127,800)
196	Celgene Corporation @ $25 exp. Jan 2005		(105,840)
130	Celgene Corporation @ $27.5 exp. Jan 2005		(46,800)
393	General Dynamics Corporation @ $95 exp. Nov 2004		(280,995)
322	General Dynamics Corporation @ $100 exp. Nov 2004		(99,820)
400	GTECH Holdings Corporation @ $23.75 exp. Dec 2004		(43,000)
1,702	Guidant Corporation @ $60 exp. Jan 2005		(1,404,150)
293	Guidant Corporation @ $65 exp. Jan 2005		(146,500)
410	Harrah’s Entertainment, Inc. @ $55 exp. Nov 2004		(147,600)
3,958	Hercules Inc. @ $12.5 exp. Nov 2004		(702,545)
156	Kimberly-Clark Corporation @ $65 exp. Nov 2004		(780)
2,170	L-3 Communications Holdings Inc. @ $65 exp. Nov 2004		(423,150)
1,036	L-3 Communications Holdings Inc. @ $65 exp. Dec 2004		(284,900)
548	Lennar Corporation, Class ‘A’ @ $45 exp. Nov 2004		(60,280)
547	Lennar Corporation, Class ‘A’ @ $45 exp. Dec 2004		(106,665)
4,737	Louisiana-Pacific Corporation @ $25 exp. Nov 2004		(272,378)
1,210	Mattel, Inc. @ $17.5 exp. Nov 2004		(36,300)
302	Mattel, Inc. @ $17.5 exp. Dec 2004		(13,590)
350	Medimmune Inc. @ $25 exp. Dec 2004		(133,000)
723	NII Holdings Inc., Class ‘B’ @ $40 exp. Nov 2004		(325,350)
467	NII Holdings Inc., Class ‘B’ @ $45 exp. Nov 2004		(54,873)
577	NII Holdings Inc., Class ‘B’ @ $40 exp. Dec 2004		(288,500)
752	Noven Pharmaceuticals Inc. @ $22.5 exp. Nov 2004		(69,560)
268	Packaging Corporation of America @ $22.5 exp. Nov 2004		(7,370)
536	Packaging Corporation of America @ $22.5 exp. Dec 2004		(29,480)
1,072	Packaging Corporation of America @ $25 exp. Jan 2005		(32,160)
925	Pentair Inc. @ $32.5 exp. Nov 2004		(444,000)
2,210	Pentair Inc. @ $35 exp. Nov 2004		(486,200)
357	Pulte Homes, Inc. @ $55 exp. Jan 2005		(135,660)
267	Pulte Homes, Inc. @ $60 exp. Jan 2005		(48,728)
1,048	Storage Technology Corporation @ $25 exp. Nov 2004		(241,040)

______________

See Notes to Financial Statements.

FIRST EAGLE FUND OF AMERICA

SCHEDULE OF INVESTMENTS — (Continued)

October 31, 2004

Contracts		Cost (Note 1)		Value (Note 1)
	Covered Call Options Written — (continued)
682	Teekay Shipping Corporation @ $45 exp. Jan 2005			$(293,260)
2,565	The TJX Companies, Inc. @ $22.5 exp. Nov 2004			(403,988)
1,380	The TJX Companies, Inc. @ 22.5 exp. Jan 2005			(282,900)
651	Valeant Pharmaceuticals International @ $25 exp. Nov 2004			(39,060)
4,937	Western Wireless Corporation @ $25 exp. Nov 2004			(2,048,853)
6	YUM! Brands Inc. @ $35 exp. Nov 2004			(5,130)
947	YUM! Brands Inc. @ $40 exp. Nov 2004			(340,920)
	Total Covered Call Options Written (premium $12,326,760)			(13,047,100)
	Total Investment Portfolio (100.43%)	$494,849,635	*	635,455,259 **
	Liabilities in excess of other assets (-0.43%)			(2,697,485)
	Net Assets (100.00%)			$632,757,774

______________

*	At October 31, 2004, cost of investments for federal income tax purposes was $497,344,781.
**	Gross unrealized appreciation and depreciation of securities at October 31, 2004, were $150,704,830 and $12,594,352, respectively (net appreciation was $138,110,478).

Sector/Industry Classification
(1) Pharmaceuticals

(a)	Non-income producing security.
(b)

Restricted security priced at fair value by the Valuation Committee of the Board of Trustees. Represents ownership interest in a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on October 31, 2004 is shown below:

Security	Acquisition Date	Cost
Assistive Technology Inc. Ser. E-1	10/31/95	$589,281
Assistive Technology Inc. Ser. E-2	12/19/96	333,333
Assistive Technology Inc. Ser. F	12/07/01	342,000
Assistive Technology Inc. Warrants	10/21/98	382
Assistive Technology Inc. Ser. E-1 Warrants	10/21/98	—
Euro Outlet Malls, L.P.	12/30/94	—
Tidewater Holdings Inc. Ser. A Conv. Pfd. Stock	7/09/96	1,200,000
Tidewater Holdings Inc. Ser. B Conv. Pfd. Stock	12/20/02	1,000,000

(c)	At October 31, 2004, all or a portion of this security was segregated to cover collateral requirement for options.
(d)	Security for which there is less than three market makers.

______________

See Notes to Financial Statements.

FIRST EAGLE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2004

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle U.S. Value Fund	First Eagle Gold Fund	First Eagle Fund of America

Assets:
Investments, at value (cost: $6,960,229,852 $5,302,469,965, $121,647,617, $550,159,904 and $507,176,395, respectively) (Note 1)	$8,587,973,005	$6,828,128,366	$144,284,585	$685,491,577	$648,502,359
Cash	1,288,517	1,281,965	12,966	70,217	556,822
Receivable for forward currency contracts held, at value (Notes 1 and 7)	97,637	38,610	—	2,281	—
Receivable for investment securities sold and premiums for written options	32,993,242	29,650,780	—	571,349	447,489
Receivable for Fund shares sold	90,180,438	15,464,893	657,354	3,808,236	358,019
Accrued interest and dividends receivable	18,732,763	14,445,129	399,988	225,392	170,491
Other assets	100,090	101,960	2,319	10,151	59,601

Total Assets	8,731,365,692	6,889,111,703	145,357,212	690,179,203	650,094,781

Liabilities:
Call options written, at value (premiums received $12,326,760) (Note 3)	—	—	—	—	13,047,100
Payable for Fund shares redeemed	7,568,431	4,492,529	137,575	1,270,578	275,563
Payable for investment securities purchased	70,257,021	21,145,913	—	4,837,886	3,124,924
Payable for forward currency contracts held, at value (Notes 1 and 7)	43,451,311	52,618,952	—	—	—
Investment advisory fees payable (Note 2)	5,245,841	4,262,608	90,153	423,891	527,260
Administrative cost reimbursement payable (Note 2)	164,365	128,408	2,824	13,279	12,385
Distribution fees payable (Note 4)	2,419,186	1,309,129	30,441	163,232	141,685
Services fees payable (Note 4)	399,022	168,179	5,839	18,729	3,461
Accrued expenses and other liabilities (Note 2)	2,566,621	2,068,665	80,793	370,928	204,629

Total Liabilities	132,071,798	86,194,383	347,625	7,098,523	17,337,007

Net Assets:
Capital stock (par value, $0.001 per share)	235,683	335,891	10,371	40,608	24,563
Capital surplus	6,936,923,034	5,317,715,456	117,339,287	583,502,838	453,288,138
Net unrealized appreciation (depreciation) on:
Investments	1,627,743,153	1,525,658,401	22,636,968	135,331,673	141,325,964
Forward currency contracts	(43,353,674)	(52,580,342)	—	2,281	—
Foreign currency related transactions	421,795	624,332	—	(2,281)	—
Written Options	—	—	—	—	(720,340)
Undistributed net realized gains (losses) on investments	85,174,282	89,577,325	3,825,185	(20,891,526)	38,839,449
Undistributed net investment (loss) income	(7,850,379)	(78,413,743)	1,197,776	(14,902,913)	—

Net Assets (Note 1)	$8,599,293,894	$6,802,917,320	$145,009,587	$683,080,680	$632,757,774

Class Y share capital	—	—	—	—	$601,497,946
Shares of beneficial interest outstanding (Class Y) (Note 6)	—	—	—	—	23,309,117
Net asset value per share	—	—	—	—	$25.81
Class A share capital	$5,972,304,646	$3,846,236,069	$62,326,681	$515,908,940	$14,412,839
Shares of beneficial interest outstanding (Class A) (Note 6)	163,474,127	189,942,927	4,469,105	30,665,103	564,402
Net asset value per share	$36.53	$20.25	$13.95	$16.82	$25.54
Maximum offering price per share	$38.45	$21.32	$14.68	$17.71	$26.88
Class I share capital	$641,069,938	$2,152,418,187	$54,159,552	$75,545,256	—
Shares of beneficial interest outstanding (Class I) (Note 6)	17,494,302	105,675,162	3,853,412	4,475,983	—
Net asset value per share	$36.64	$20.37	$14.05	$16.88	—
Class C share capital	$1,985,919,310	$804,263,064	$28,523,354	$91,626,484	$16,846,989
Shares of beneficial interest outstanding (Class C) (Note 6)	54,714,096	40,273,405	2,048,410	5,466,918	689,441
Net asset value per share	$36.30	$19.97	$13.92	$16.76	$24.44

______________

See Notes to Financial Statements.

FIRST EAGLE FUNDS

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2004

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle U.S. Value Fund	First Eagle Gold Fund	First Eagle Fund of America

Investment Income:
Income:
Interest	$69,316,802	$36,528,110	$2,124,421	$373,861	$131,880
Dividends (net of $6,504,704, $10,784,508, $8,530, $81,548 and $37,535 foreign taxes withheld, respectively)	97,586,117	89,992,156	1,857,507	3,864,934	4,459,213
Other Income	—	—	—	—	488,176

Total income	166,902,919	126,520,266	3,981,928	4,238,795	5,079,269

Expenses:
Investment advisory fees (Note 2)	46,419,241	43,982,481	968,191	4,093,025	6,122,740
Administrative cost reimbursement (Note 2)	1,568,374	1,445,028	33,796	144,862	162,175
Distribution fees (Note 4)	20,611,328	13,703,044	318,326	1,566,596	1,628,647
Service fees (Note 4)	3,094,514	1,725,639	60,869	164,189	35,490
Shareholder servicing agent fees	7,950,377	6,678,220	239,674	1,120,075	530,214
Custodian fees	1,728,280	2,287,544	27,412	253,061	100,173
Accounting fees	1,108,501	1,033,247	50,102	129,784	112,415
Proxy fees	848,983	924,560	21,158	124,487	84,992
Registration and filing fees	631,007	594,076	60,324	135,147	70,762
Printing fees	482,800	747,013	8,035	74,643	61,481
Legal fees	274,405	425,040	4,398	26,840	27,667
Professional fees	260,657	183,504	36,369	55,606	92,793
Trustees’ fees	207,994	181,927	4,758	20,445	24,705
Insurance fees	135,824	124,033	3,488	12,775	19,468
Amortization of deferred offering costs (Note 1)	—	—	—	22,094	—
Miscellaneous fees	42,993	34,269	2,811	4,947	20,460

Total expenses	85,365,278	74,069,625	1,839,711	7,948,576	9,094,182

Expense reductions due to earnings credits (Note 1)	(43,919)	(29,747)	(779)	(5,487)	(1,409)
Net expenses	85,321,359	74,039,878	1,838,932	7,943,089	9,092,773

Net investment income (loss) (Note 1)	81,581,560	52,480,388	2,142,996	(3,704,294)	(4,013,504)

Realized and Unrealized Gains (Losses) on Investments, Foreign Currency Related Transactions and Written Options (Notes 1 and 7):
Net realized gains (losses) from:
Investment transactions	118,224,790	129,476,693	5,184,134	12,582,577	63,812,633
Foreign currency related transactions	(12,220,730)	(19,343,058)	194,553	72,258	(1,943)
Written Options	—	—	—	—	(11,806,811)

	106,004,060	110,133,635	5,378,687	12,654,835	52,003,879

Change in unrealized appreciation (depreciation) of:
Investments	790,755,490	838,523,435	10,221,769	35,820,579	31,855,689
Foreign currency related transactions	(21,774,897)	(26,396,565)	12	(44,071)	—
Written Options	—	—	—	—	(315,743)

	768,980,593	812,126,870	10,221,781	35,776,508	31,539,946

Net gains (losses) on investments, foreign currency related transactions and written options	874,984,653	922,260,505	15,600,468	48,431,343	83,543,825

Net Increase in Net Assets Resulting from Operations	$956,566,213	$974,740,893	$17,743,464	$44,727,049	$79,530,321

______________

See Notes to Financial Statements.

FIRST EAGLE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	First Eagle Global Fund		First Eagle Overseas Fund

	Year Ended October 31,		Year Ended October 31,

	2004	2003	2004	2003

Operations:
Net investment income (loss)	$81,581,560	$51,318,421	$52,480,388	$25,144,555
Net realized gain from investments, foreign currency related transactions and written options	106,004,060	118,007,621	110,133,635	49,349,818
Increase (decrease) in unrealized appreciation (depreciation) of investments, foreign currency related transactions and written options	768,980,593	743,296,180	812,126,870	693,155,476

Net increase (decrease) in net assets resulting from operations	956,566,213	912,622,222	974,740,893	767,649,849

Distributions to Shareholders:
Dividends paid from net investment income	(84,976,867)	(40,053,954)	(111,893,187)	(18,688,861)
Distributions paid from net realized gains from investment transactions	(113,240,044)	(33,339,283)	(34,801,177)	(906,080)

Decrease in net assets resulting from distributions	(198,216,911)	(73,393,237)	(146,694,364)	(19,594,941)

Fund Share Transactions (Note 6):
Net proceeds from shares sold	4,074,233,686	1,474,944,451	2,845,747,760	2,290,571,289
Net asset value of shares issued for reinvested dividends and distributions	176,591,275	68,086,819	123,547,983	17,458,099
Cost of shares redeemed	(523,196,003)	(242,744,964)	(813,008,973)	(278,146,690)

Increase in net assets from Fund share transactions	3,727,628,958	1,300,286,306	2,156,286,770	2,029,882,698

Net increase in net assets	4,485,978,260	2,139,515,291	2,984,333,299	2,777,937,606

Net Assets (Note 1):
Beginning of year.	4,113,315,634	1,973,800,343	3,818,584,021	1,040,646,415

End of year (including undistributed net investment (loss) income of $(7,850,379), $(38,049,450), $(78,413,743), $(58,824,385), $1,197,776, $1,317,176, $(14,902,913), $(4,513,947), $0 and $0, respectively)	$8,599,293,894	$4,113,315,634	$6,802,917,320	$3,818,584,021

______________

See Notes to Financial Statements.

First Eagle U.S. Value Fund		First Eagle Gold Fund		First Eagle Fund of America

Year Ended October 31,		Year Ended October 31,		Year Ended October 31,

2004	2003	2004	2003	2004	2003

$2,142,996	$1,438,526	$(3,704,294)	$(1,035,230)	$(4,013,504)	$(4,109,556)
5,378,687	2,738,188	12,654,835	2,897,835	52,003,879	12,821,432
10,221,781	16,054,894	35,776,508	94,520,616	31,539,946	77,657,383

17,743,464	20,231,608	44,727,049	96,383,221	79,530,321	86,369,259

(2,458,885)	(944,379)	(16,065,037)	(712,166)	—	—
(2,807,807)	(2,142,779)	—	—	(11,366,582)	—

(5,266,692)	(3,087,158)	(16,065,037)	(712,166)	(11,366,582)	—

34,809,386	39,348,819	375,796,991	379,970,199	131,313,693	139,915,084
3,313,979	1,883,069	13,314,180	605,881	9,805,052	—
(16,208,049)	(11,088,744)	(169,927,620)	(131,127,918)	(148,175,659)	(135,816,168)

21,915,316	30,143,144	219,183,551	249,448,162	(7,056,914)	4,098,916

34,392,088	47,287,594	247,845,563	345,119,217	61,106,825	90,468,175

110,617,499	63,329,905	435,235,117	90,115,900	571,650,949	481,182,774

$145,009,587	$110,617,499	$683,080,680	$435,235,117	$632,757,774	$571,650,949

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS

Note 1 — Significant Accounting Policies

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust consists of five separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). The Trust is a Delaware statutory trust and was until April 23, 2004 a Maryland corporation operating under the name First Eagle Funds, Inc. (First Eagle SoGen Funds, Inc. prior to December 31, 2002). First Eagle Fund of America, previously a portfolio of a separate Delaware statutory trust, was reorganized as a portfolio of the Trust effective December 31, 2002. Additionally, effective May 23, 2000, the Funds’ fiscal year end changed from March 31 to October 31 of each year.

The following is a summary of significant accounting policies adhered to by the Funds:

a) Investment valuation—Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio investment, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices. Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation, except if such unlisted security traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (“NOCP”)). All bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. Gold and silver held in physical form are valued at the price of the last sale at that day’s close on the COMEX. Securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Company’s Board of Trustees or their delegates.

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the Funds to compute their share price. However, if developments are so significant that they will, in the judgment of the Funds, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees (or its delegates).

b) Deferred offering costs—Offering costs incurred in connection with the organization of Classes C and I in the First Eagle Gold Fund have been amortized on a straight-line basis over a twelve-month period from the date the classes commenced investment operations.

c) Investment transactions and income—Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund amortizes discounts and premiums on debt obligations. Investment income is allocated to each Fund’s share class in proportion to its relative net assets.

d) Expenses—Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds are allocated to each Fund in proportion to its relative net assets. Earnings credits reduce accounting fees by the amount of interest earned on balances with such service provider.

e) Foreign currency translation—The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

f) Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies (or as investments in currencies directly), the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are valued at current market, and the related realized

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations. A Fund also will be exposed to such fluctuations to the extent it invests in currencies independent of a hedged or securities position.

g) Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the First Eagle Fund of America may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

First Eagle Fund of America generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. First Eagle Fund of America may also use options for speculative purposes, although it does not employ options for this purpose at the present time. First Eagle Fund of America will segregate assets to cover its obligations under option contracts.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation/depreciation is recorded. If there is no sale on such day, the mean between the last bid and asked prices is used. First Eagle Fund of America will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on the sale of a written call option, the purchase cost of a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. When a written option expires, First Eagle Fund of America will realize a gain equal to the amount of the premium received. When First Eagle Fund of America enters into a closing purchase transaction, First Eagle Fund of America will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that First Eagle Fund of America may incur a loss if the market price of the security decreases and the option is exercised. First Eagle Fund of America also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

h) Short Sales—The First Eagle Fund of America may seek to realize additional gains through short sale transactions in securities listed on one or more national security exchanges, or in unlisted securities. At the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

security is replaced, the Fund is required to pay the lender amounts equal to any dividend or interest that accrues during the period of the loan. To borrow the security, the Fund may also be required to pay a premium. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed. There were no short sales at October 31, 2004.

i) United States income taxes—No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America declare and pay such income, dividends and capital gains distributions on an annual basis.

At October 31, 2004, First Eagle Gold Fund had the following capital carryforwards to offset future capital gain new income:

	Expiring in Fiscal

	2006	2007	2008	2009	2010	Total

First Eagle Gold Fund	$5,344,374	$8,499,197	$4,351,091	$2,415,206	$233,227	$20,843,095

At October 31, 2004, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Net Investment Income	Undistributed Net Realized Gains (Losses)	Net Unrealized Appreciation (Depreciation)

First Eagle Global Fund	$59,496,844	$45,549,354	$1,566,361,591
First Eagle Overseas Fund	63,701,846	37,108,685	1,416,749,943
First Eagle U.S. Value Fund	2,448,364	2,960,753	22,250,812
First Eagle Gold Fund	—	(20,843,095)	120,380,330
First Eagle Fund of America	3,498,223	37,836,372	138,110,478

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the statements of net assets are primarily due to wash sales, investments in partnerships and the treatment of passive foreign investment companies.

j) Reclassification of capital accounts—On the statements of assets and liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus generally accepted accounting principles, a reclassification has been made to increase (decrease) undistributed net investment income, undistributed net realized gains on investments and capital surplus for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America as follows:

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

	Undistributed Net Investment Income	Undistributed Net Realized Gains (Losses)	Capital Surplus

First Eagle Global Fund	$33,594,377	$(48,284,873)	$14,690,496
First Eagle Overseas Fund	39,823,443	(47,615,033)	7,791,590
First Eagle U.S. Value Fund	196,489	(1,495,002)	1,298,513
First Eagle Gold Fund	9,380,365	(8,037,569)	(1,342,796)
First Eagle Fund of America	4,013,504	(11,434,088)	7,420,584

The primary permanent differences causing such reclassification include the tax treatment of currency gains and losses, organizational costs, dividend redesignations, distributions paid in connection with the redemption of Fund shares, distributions from real estate investment trusts, passive foreign investment companies, partnerships, commodity-linked notes, litigation income and the disallowance of net operating losses.

k) Distributions to shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

l) Use of estimates—The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2 — Investment Advisory Agreements and Transactions with Related Persons

Arnhold and S. Bleichroeder Advisers, LLC (the “Adviser”), a wholly owned subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. (“ASB Holdings”), manages the Funds. For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Funds and the Adviser (the “Advisory Agreement”) an annual advisory fee as follows: First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund at 0.75% of average daily net assets and First Eagle Fund of America at 1% of average daily net assets. Prior to March 1, 2004, First Eagle Global Fund’s annual advisory fee was at a rate of 1% of the first $25,000,000 and 0.75% in excess of $25,000,000.

The Adviser also performs certain administrative and accounting services on behalf of the Funds, and, in accordance with its agreement with them, the Funds reimburse the Adviser for costs (including personnel, overhead and other costs) related to those services. For the year ended October 31, 2004, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America reimbursed the Adviser $1,568,374, $1,445,028, $33,796, $144,862 and $162,175, respectively.

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Prior to December 31, 2002, the Adviser had agreed to reimburse the First Eagle U.S. Value Fund to the extent that the aggregate annualized expenses exceeded 1.50% for Class A, 1.25% for Class I and 2.25% for Class C of average daily net assets. If necessary, the Adviser agreed to reimburse the First Eagle Gold Fund to the extent that the aggregate annualized expenses exceeded 2% for Class I and 3% for Class C of average daily net assets until February 29, 2004. For the period from November 1, 2003 to February 29, 2004, the Adviser did not need to reimburse or waive any of First Eagle Gold Fund’s fees.

Pursuant to a subadvisory agreement, dated December 10, 2002 (“Subadvisory Agreement”) with the Adviser/Iridian Asset Management LLC (“Iridian” or the “Subadviser”) manages the investments of the First Eagle Fund of America. Iridian, a registered investment adviser whose primary office is at 276 Post Road West, Westport, CT 06880, is a majority-owned subsidiary of BIAM (U.S.), Inc., a U.S. subsidiary of The Governor and Company of The Bank of Ireland. The fees paid to Iridian by the Adviser under the Subadvisory Agreement are based on a reference amount equal to 50% of the combined (i) fees received by the Adviser for advisory services on behalf of the Fund and (ii) the fees received by the Fund’s distributor for its shareholder liaison services on behalf of the Fund. These amounts are reduced by certain direct marketing costs borne by the Adviser in connection with the Fund and, on the day following the second anniversary of the Subadvisory Agreement, will be further reduced by the amount paid by the Adviser for certain administrative expenses incurred in providing services to the Fund.

On December 6, 2002, First Eagle Funds Distributors, a division of ASB Securities LLC, a wholly owned subsidiary of ASB Holdings, took over as principal underwriter. Previously, Arnhold and S. Bleichroeder, Inc. (“ASB”) acted as the Fund’s principal underwriter. For the year ended October 31, 2004, First Eagle Funds Distributors realized $2,818,216, $772,317, $26,905, $291,954 and $17,949, pertaining to the sales of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America, respectively. For the year ended October 31, 2004, the broker-dealer affiliate and related party of the Adviser received $290,295, $157,317, $18,305, $1,250 and $206,056 in broker’s commissions (and options clearing charges in the case of First Eagle Fund of America) for portfolio transactions executed on behalf of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America, respectively.

Included in the accrued expenses, on the accompanying statements of assets and liabilities of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America are fees that are payable to the trustees in the amounts of $59,264, $24,815, $1,293, $5,470 and $6,298, respectively.

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Note 3 — Call Options Written

For the year ended October 31, 2004, First Eagle Fund of America had the following written options transactions:

	Number of Contracts	Premium

Options outstanding at October 31, 2003	108,979	$26,481,986
Options written	303,035	60,998,976
Options exercised	(47,109)	(10,287,773)
Options expired/closed	(307,707)	(64,866,429)

Options outstanding at October 31, 2004	57,198	$12,326,760

As of October 31, 2004, portfolio securities valued at $203,964,663 were segregated to cover collateral requirements for options.

Note 4 — Plan of Distribution

Under the terms of the Distribution Service Plan and Agreement (“the Plan”) with First Eagle Funds Distributors, a division of ASB Securities LLC (“the Distributor”), pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund pay the Distributor quarterly, a distribution fee with respect to Class A and Class C shares at an annual rate of up to 0.25% and 0.75%, respectively of average daily net assets. In the case of First Eagle Fund of America, it pays the Distributor quarterly, a distribution fee with respect to Class Y, Class C and Class A shares at an annual rate of up to 0.25%, 0.75% and 0.50% (0.25% effective March 1, 2005), respectively of average daily net assets. Under the Plan, the Distributor is obligated to use the amounts received for payments to qualifying dealers for their assistance in the distribution of a Fund’s shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

The Distributor bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the year ended October 31, 2004 the distribution fees incurred by First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America were $20,611,328, $13,703,044, $318,326, $1,566,596 and $1,628,647, respectively.

The Distributor receives an annual services fee with respect to Class C at the annual rate of 0.25% of each portfolio’s daily net assets, payable quarterly to cover expenses incurred by the Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions. For the year ended October 31, 2004 the services fees incurred by First Eagle

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America were $3,094,514, $1,725,639, $60,869, $164,189 and $35,490, respectively.

Note 5 — Purchases and Sales of Securities

During the year ended October 31, 2004 the aggregate cost of purchases of investments, excluding short-term securities, totaled $3,112,518,385, $2,072,351,299, $26,789,864, $197,131,791 and $275,145,140 for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America, respectively. Proceeds from sales of investments, excluding short-term securities, totaled $238,861,681, $268,733,992, $22,743,695, $16,481,294 and $285,431,652 for First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America, respectively.

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Note 6 — Capital Stock

At October 31, 2004, the Funds have an unlimited number of shares authorized for issuance. The Funds have the ability to issue multiple classes of shares.

Transactions in shares of capital stock were as follows:

	Year Ended October 31, 2004

	First Eagle Global Fund			First Eagle Overseas Fund			First Eagle U.S. Value Fund

	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C

Shares sold	70,488,564	11,009,466	36,738,270	80,986,332	53,096,850	19,625,580	1,736,431	286,527	609,796
Shares issued for reinvested dividends and distributions	4,532,927	286,544	662,625	4,705,595	1,728,029	555,263	149,592	63,241	51,576
Shares redeemed	(12,084,403)	(1,261,228)	(1,879,784)	(29,735,723)	(10,839,902)	(2,474,546)	(680,092)	(335,594)	(211,149)

Net increase (decrease)	62,937,088	10,034,782	35,521,111	55,956,204	43,984,977	17,706,297	1,205,931	14,174	450,223

	Year Ended October 31, 2003

	First Eagle Global Fund			First Eagle Overseas Fund			First Eagle U.S. Value Fund

	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C

Shares sold	32,654,841	4,213,869	15,286,491	86,786,012	47,620,330	17,942,586	1,622,789	1,164,525	721,487
Shares issued for reinvested dividends and distributions	2,487,922	136,645	115,612	1,016,233	291,380	43,451	98,760	42,078	38,724
Shares redeemed	(7,941,822)	(364,550)	(536,160)	(15,274,356)	(2,985,665)	(792,182)	(547,775)	(284,668)	(150,348)

Net increase	27,200,941	3,985,964	14,865,943	72,527,889	44,926,045	17,193,855	1,173,774	921,935	609,863

Transactions in dollars of capital stock were as follows:

	Year Ended October 31, 2004

	First Eagle Global Fund			First Eagle Overseas Fund			First Eagle U.S. Value Fund

	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C

Shares sold	$2,431,162,361	$380,724,292	$1,262,347,033	$1,496,550,994	$992,733,088	$356,463,678	$22,882,979	$3,831,450	$8,094,957
Shares issued for reinvested dividends and distributions	146,005,567	9,235,949	21,349,759	83,147,879	30,655,239	9,744,865	1,869,971	795,581	648,427
Shares redeemed	(415,386,693)	(43,367,409)	(64,441,901)	(561,360,817)	(205,232,811)	(46,415,345)	(8,996,278)	(4,417,394)	(2,794,377)

Net increase (decrease)	$2,161,781,235	$346,592,832	$1,219,254,891	$1,018,338,056	$818,155,516	$319,793,198	$15,756,672	$209,637	$5,949,007

	Year Ended October 31, 2003

	First Eagle Global Fund			First Eagle Overseas Fund			First Eagle U.S. Value Fund

	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C

Shares sold	$922,947,919	$116,729,608	$435,266,925	$1,308,683,377	$710,275,625	$271,612,288	$18,117,306	$13,208,473	$8,023,039
Shares issued for reinvested dividends and distributions	61,824,872	3,390,164	2,871,783	13,129,730	3,770,461	557,908	1,035,004	442,242	405,824
Shares redeemed	(218,011,850)	(9,821,833)	(14,911,282)	(221,303,147)	(45,297,200)	(11,546,344)	(6,159,489)	(3,333,087)	(1,596,168)

Net increase (decrease)	$766,760,941	$110,297,939	$423,227,426	$1,100,509,960	$668,748,886	$260,632,852	$12,992,821	$10,317,628	$6,832,695

Year Ended October 31, 2004

First Eagle Gold Fund			First Eagle Fund of America

Class A	Class I	Class C	Class Y	Class C	Class A

16,119,651	2,904,820	4,385,095	4,717,285	232,191	366,381
656,397	62,718	49,358	403,650	10,484	5,626
(9,478,146)	(359,212)	(945,037)	(5,870,299)	(71,542)	(75,733)

7,297,902	2,608,326	3,489,416	(749,364)	171,133	296,274

Year Ended October 31, 2003

First Eagle Gold Fund			First Eagle Fund of America

Class A	Class I	Class C	Class Y	Class C	Class A

24,659,807	1,867,657	2,075,259	6,302,326	250,467	209,886
54,682	—	—	—	—	—
(10,004,506)	—	(97,757)	(6,540,488)	(64,632)	(38,170)

14,709,983	1,867,657	1,977,502	(238,162)	185,835	171,716

Year Ended October 31, 2004

First Eagle Gold Fund			First Eagle Fund of America

Class A	Class I	Class C	Class Y	Class C	Class A

$258,199,290	$46,303,834	$71,293,867	$116,850,690	$5,474,918	$8,988,085
11,368,798	1,087,533	857,849	9,441,077	233,793	130,182
(149,625,157)	(5,844,671)	(14,457,792)	(144,640,393)	(1,678,176)	(1,857,090)

$119,942,931	$41,546,696	$57,693,924	$(18,348,626)	$4,030,535	$7,261,177

Year Ended October 31, 2003

First Eagle Gold Fund			First Eagle Fund of America

Class A	Class I	Class C	Class Y	Class C	Class A

$323,636,698	$26,316,183	$30,017,318	$130,546,078	$5,024,667	$4,344,339
605,881	—	—	—	—	—
(129,770,660)	—	(1,357,258)	(133,728,043)	(1,290,231)	(797,894)

$194,471,919	$26,316,183	$28,660,060	$(3,181,965)	$3,734,436	$3,546,445

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

Note 7 — Commitments

As of October 31, 2004, First Eagle Global Fund, First Eagle Overseas Fund and First Eagle Gold Fund had entered into forward currency contracts, as summarized on the following pages, resulting in net unrealized appreciation (depreciation) of ($43,353,674), and ($52,580,342) and $2,281, respectively.

FIRST EAGLE GLOBAL FUND

Transaction Hedges: Foreign Currency Purchases

Settlement Dates Through	Foreign Currency To Be Received		U.S. $ Value at October 31, 2004	U.S. $ To Be Delivered	Unrealized Appreciation at October 31, 2004	Unrealized Depreciation at October 31, 2004

11/02/04	1,570,565	Canadian dollar	$1,290,150	$1,284,400	$5,750	—
11/02/04	16,159,657	Hong Kong dollar	2,076,449	2,077,547	—	$(1,098)
11/02/04	2,188,918	pound sterling	4,021,040	4,005,282	15,758	—
11/02/04	1,073,439	Swiss franc	898,576	894,383	4,193	—
11/03/04	1,607,730	Canadian dollar	1,320,680	1,315,616	5,064	—
11/03/04	10,954,673	euro	14,013,765	13,967,325	46,440	—
11/03/04	137,149	New Zealand dollar	93,954	93,952	2	—
11/03/04	2,685,703	pound sterling	4,933,634	4,929,515	4,119	—
11/03/04	967,580	Swiss franc	809,961	809,487	474	—
11/04/04	839,658,790	Japanese yen	7,931,411	7,915,574	15,837	—

			37,389,620	37,293,081	97,637	(1,098)

Foreign Currency Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S $ Value at October 31, 2004	Unrealized Appreciation at October 31, 2004	Unrealized Depreciation at October 31, 2004

11/03/04	2,722,676	Danish krone	466,611	468,611	—	(2,000)

Portfolio Hedges: Foreign Currency Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S $ Value at October 31, 2004	Unrealized Appreciation at October 31, 2004	Unrealized Depreciation at October 31, 2004

2/09/05	308,678,000	euro	371,259,921	394,603,036	—	(23,343,115)
2/09/05	27,383,000	euro	33,492,106	35,005,716	—	(1,513,610)
2/16/05	48,017,358,000	Japanese yen	438,271,884	455,667,910	—	(17,396,026)
2/16/05	3,762,191,000	Japanese yen	34,446,408	35,641,870	—	(1,195,462)

			877,470,319	920,918,532	—	(43,448,213)

			$915,326,550	$958,680,224	$97,637	$(43,451,311)

FIRST EAGLE FUNDS

NOTES TO FINANCIAL STATEMENTS — (Continued)

FIRST EAGLE OVERSEAS FUND

Transaction Hedges: Foreign Currency Purchases

Settlement Dates Through	Foreign Currency To Be Received		U.S. $ Value at October 31, 2004	U.S. $ To Be Delivered	Unrealized Appreciation at October 31, 2004	Unrealized Depreciation at October 31, 2004

11/02/04	10,628,953	Hong Kong dollar	$1,365,777	$1,366,523	—	$(746)
11/02/04	2,325,968	Swiss franc	1,947,068	1,932,186	$14,882	—
11/03/04	1,844,505	Swiss franc	1,544,036	1,543,132	904	—
11/03/04	3,093,819	euro	3,957,768	3,942,606	15,162	—
11/03/04	313,469	Singapore dollar	188,490	188,425	65	—
11/03/04	234,019	pound sterling	429,892	429,342	550	—
11/04/04	411,131,981	Japanese yen	3,883,550	3,876,503	7,047	—

			13,316,581	13,278,717	38,610	(746)

Foreign Currency Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at October 31, 2004	Unrealized Appreciation at October 31, 2004	Unrealized Depreciation at October 31, 2004

11/03/04	2,722,676	Danish krone	466,611	468,611	—	(2,000)
11/03/04	1,293,630	euro	1,651,328	1,654,877	—	(3,549)
11/04/04	271,464,314	Japanese yen	2,558,650	2,564,250	—	(5,600)

			4,676,589	4,687,738	—	(11,149)

Portfolio Hedges: Foreign Currency Sales

Settlement Dates Through	Foreign Currency To Be Delivered		U.S. $ To Be Received	U.S. $ Value at October 31, 2004	Unrealized Appreciation at October 31, 2004	Unrealized Depreciation at October 31, 2004

2/09/05	385,735,000	euro	464,073,287	493,113,328	—	(29,040,041)
2/09/05	2,270,000	euro	2,747,192	2,901,890	—	(154,698)
2/16/05	57,749,132,000	Japanese yen	525,318,998	547,843,678	—	(22,524,680)
2/16/05	2,825,506,000	Japanese yen	25,884,461	26,772,099	—	(887,638)

			1,018,023,938	1,070,630,995	—	(52,607,057)

			$1,036,017,108	$1,088,597,450	$38,610	$(52,618,952)

FIRST EAGLE FUNDS
NOTES TO FINANCIAL STATEMENTS — (Continued)

FIRST EAGLE GOLD FUND

Transaction Hedges:
Foreign Currency Purchases

Settlement Dates Through	Foreign Currency To Be Received	U.S. $ Value at October 31, 2004	U.S. $ To Be Delivered	Unrealized Appreciation at October 31, 2004	Unrealized Depreciation at October 31, 2004

11/02/04	312,229 Canadian dollar	$256,483	$255,340	$1,143	—
11/03/04	272,051 Canadian dollar	223,478	222,542	936	—
11/03/04	211,730 pound sterling	388,948	388,746	202	—

		$868,909	$866,628	$2,281	—

FIRST EAGLE FUNDS

FINANCIAL HIGHLIGHTS

	Year Ended October 31,

	2004			2003			2002

	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C

First Eagle Global Fund
Selected Per Share Data*
Net asset value, beginning of period	$32.37	$32.41	$32.15	$24.34	$24.36	$24.15	$22.87	$22.89	$22.68

Income from investment operations:
Net investment income	0.50	0.56	0.23	0.53	0.59	0.30	0.53	0.27	0.72
Net realized and unrealized gains on investments	5.18	5.22	5.18	8.39	8.41	8.38	1.66	1.98	1.29

Total from investment operations	5.68	5.78	5.41	8.92	9.00	8.68	2.19	2.25	2.01

Less distributions:
Dividends from net investment income	(0.67)	(0.70)	(0.41)	(0.49)	(0.55)	(0.28)	(0.63)	(0.69)	(0.45)
Distributions from capital gains	(0.85)	(0.85)	(0.85)	(0.40)	(0.40)	(0.40)	(0.09)	(0.09)	(0.09)

Total distributions	(1.52)	(1.55)	(1.26)	(0.89)	(0.95)	(0.68)	(0.72)	(0.78)	(0.54)

Net asset value, end of period	$36.53	$36.64	$36.30	$32.37	$32.41	$32.15	$24.34	$24.36	$24.15

Total Return[c]	18.18%	18.47%	17.31%	37.75%	38.14%	36.77%	9.76%	10.03%	8.98%
Ratios and Supplemental Data
Net assets, end of period (millions)	$5,972	$641	$1,986	$3,255	$242	$617	$1,785	$85	$104
Ratio of operating expenses to average net assets[g]	1.24%	0.99%	1.99%	1.32%	1.06%	2.07%	1.34%	1.09%	2.10%
Ratio of net investment income to average net assets[h]	1.46%	1.67%	0.66%	1.91%	2.11%	1.07%	2.14%	2.37%	1.31%
Portfolio turnover rate	4.94%	4.94%	4.94%	7.20%	7.20%	7.20%	19.75%	19.75%	19.75%

______________

* Per share amounts have been calculated using the average shares method

______________

See Notes to Financial Highlights.

Year Ended October 31,			Period from April 1, 2000 to October 31,			Year Ended March 31,

2001			2000			2000

Class A	Class I	Class C	Class A	Class I	Class Cf	Class A	Class I

$25.47	$25.53	$25.44	$25.05	$25.07	$24.97	$22.90	$22.90

0.53	0.58	0.26	0.41	0.45	0.11	0.66	0.71
1.45	1.44	1.53	0.01	0.01	0.36	4.29	4.31

1.98	2.02	1.79	0.42	0.46	0.47	4.95	5.02

(1.39)	(1.47)	(1.36)	—	—	—	(1.07)	(1.12)
(3.19)	(3.19)	(3.19)	—	—	—	(1.73)	(1.73)

(4.58)	(4.66)	(4.55)	—	—	—	(2.80)	(2.85)

$22.87	$22.89	$22.68	$25.47	$25.53	$25.44	$25.05	$25.07

8.96%	9.15%	8.10%	1.68%[b]	1.83%[b]	1.88%[b]	22.19%	22.52%
$1,512	$35	$11	$1,614	$14	$1	$1,790	$16
1.38%	1.14%	2.14%	1.35%[a]	1.10%[a]	1.87%[a]	1.32%	1.07%
2.24%	2.47%	1.12%	2.78%[a]	3.04%[a]	1.10%[a]	2.68%	2.89%
28.98%	28.98%	28.98%	11.91%	11.91%	11.91%	15.57%	15.57%

FIRST EAGLE FUNDS

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,

	2004			2003			2002

	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C

First Eagle Overseas Fund
Selected Per Share Data*
Net asset value, beginning of period	$17.50	$17.57	$17.28	$12.45	$12.48	$12.30	$11.21	$11.21	$11.15

Income (Loss) from investment operations:
Net investment income (losses)	0.17	0.22	0.03	0.18	0.22	0.07	0.12	0.15	0.02
Net realized and unrealized gains (losses) on investments	3.20	3.22	3.17	5.09	5.10	5.04	1.12	1.12	1.13

Total from investment operations	3.37	3.44	3.20	5.27	5.32	5.11	1.24	1.27	1.15

Less distributions:
Dividends from net investment income	(0.47)	(0.49)	(0.36)	(0.21)	(0.22)	(0.12)	—	—	—
Distributions from capital gains	(0.15)	(0.15)	(0.15)	(0.01)	(0.01)	(0.01)	—	—	—

Total distributions	(0.62)	(0.64)	(0.51)	(0.22)	(0.23)	(0.13)	—	—	—

Net asset value, end of period	$20.25	$20.37	$19.97	$17.50	$17.57	$17.28	$12.45	$12.48	$12.30

Total Return[c]	19.77%	20.09%	18.89%	42.96%	43.29%	41.91%	11.06%	11.33%	10.31%
Ratios and Supplemental Data
Net assets, end of period (millions)	$3,846	$2,152	$804	$2,345	$1,084	$390	$766	$209	$66
Ratio of operating expenses to average net assets[g]	1.25%	1.00%	2.00%	1.31%	1.05%	2.05%	1.39%	1.15%	2.15%
Ratio of net investment income (loss) to average net assets[h]	0.90%	1.17%	0.17%	1.23%	1.48%	0.45%	0.96%	1.17%	0.19%
Portfolio turnover rate	5.88%	5.88%	5.88%	3.46%	3.46%	3.46%	10.52%	10.52%	10.52%

______________

* Per share amounts have been calculated using the average shares method

______________

See Notes to Financial Highlights.

Year Ended October 31,			Period from April 1, 2000 to October 31,			Year Ended March 31,

2001			2000			2000

Class A	Class I	Class C	Class A	Class I	Class Cd	Class A	Class I

$14.31	$14.34	$14.31	$14.41	$14.43	$14.14	$11.36	$11.37

0.11	0.13	(0.01)	0.19	0.21	—	0.28	0.31
0.19	0.19	0.21	(0.29)	(0.30)	0.17	3.59	3.59

0.30	0.32	0.20	(0.10)	(0.09)	0.17	3.87	3.90

(0.76)	(0.81)	(0.72)	—	—	—	(0.18)	(0.20)
(2.64)	(2.64)	(2.64)	—	—	—	(0.64)	(0.64)

(3.40)	(3.45)	(3.36)	—	—	—	(0.82)	(0.84)

$11.21	$11.21	$11.15	$14.31	$14.34	$14.31	$14.41	$14.43

2.01%	2.19%	1.19%	(0.69)%[b]	(0.62)%[b]	1.20%[b]	34.46%	34.76%
$409	$61	$6	$390	$28	$1	$450	$27
1.53%	1.28%	2.26%	1.41%[a]	1.16%[a]	1.95%[a]	1.34%	1.15%
0.91%	1.10%	(0.08)%	2.23%[a]	2.48%[a]	(0.05)%[a]	2.10%	2.14%
17.27%	17.27%	17.27%	17.28%	17.28%	17.28%	26.62%	26.62%

FIRST EAGLE FUNDS

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,

	2004			2003

	Class A	Class I	Class C	Class A	Class I	Class C

First Eagle U.S. Value Fund
Selected Per Share Data*
Net asset value, beginning of period	$12.71	$12.76	$12.61	$10.56	$10.59	$10.48

Income from investment operations:
Net investment income (loss)	0.22	0.27	0.13	0.19	0.23	0.11
Net realized and unrealized gains on investments	1.66	1.65	1.64	2.46	2.45	2.43

Total from investment operations	1.88	1.92	1.77	2.65	2.68	2.54

Less distributions:
Dividends from net investment income	(0.32)	(0.31)	(0.14)	(0.16)	(0.17)	(0.07)
Distributions from capital gains	(0.32)	(0.32)	(0.32)	(0.34)	(0.34)	(0.34)

Total distributions	(0.64)	(0.63)	(0.46)	(0.50)	(0.51)	(0.41)

Net asset value, end of period	13.95	14.05	13.92	12.71	12.76	12.61

Total Return[c]	15.38%	15.58%	14.43%	26.10%	26.34%	25.03%
Ratios and Supplemental Data
Net assets, end of period (millions)	$62	$54	$29	$41	$49	$20
Ratio of operating expenses to average net assets[g]	1.38%	1.13%	2.13%	1.51%	1.26%	2.26%
Ratio of net investment income (loss) to average net assets[h]	1.66%	2.00%	0.95%	1.72%	1.99%	0.97%
Portfolio turnover rate	23.47%	23.47%	23.47%	33.45%	33.45%	33.45%

______________

* Per share amounts have been calculated using the average shares method

______________

See Notes to Financial Highlights.

Year Ended October 31,			Period from September 4, 2001[e] to October 31,

2002			2001

Class A	Class I	Class C	Class A	Class I	Class C

$10.16	$10.16	$10.14	$10.00	$10.00	$10.00

0.13	0.14	0.13	—	—	(0.02)
0.29	0.31	0.23	0.16	0.16	0.16

0.42	0.45	0.36	0.16	0.16	0.14

—	—	—	—	—	—
(0.02)	(0.02)	(0.02)	—	—	—

(0.02)	(0.02)	(0.02)	—	—	—

$10.56	$10.59	$10.48	$10.16	$10.16	$10.14

4.12%	4.41%	3.53%	1.60%[b]	1.60%[b]	1.40%[b]

$22	$31	$10	$7	$17	$2
1.50%	1.25%	2.25%	1.50%[a]	1.25%[a]	2.25%[a]
1.65%	1.85%	0.93%	(0.21)%[a]	0.10%[a]	(1.02)%[a]
22.66%	22.66%	22.66%	2.57%	2.57%	2.57%

FIRST EAGLE FUNDS

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,

	2004			2003

	Class A	Class I	Class C	Class A	Class If	Class Cf

First Eagle Gold Fund
Selected Per Share Data*
Net asset value, beginning of period	$15.99	$16.03	$15.96	$10.41	$12.41	$12.41

Income from investment operations:
Net investment (loss) income	(0.10)	(0.05)	(0.21)	(0.06)	(0.02)	(0.09)
Net realized and unrealized gains (losses) on investments	1.49	1.48	1.47	5.72	3.64	3.64

Total from investment operations	1.39	1.43	1.26	5.66	3.62	3.55

Less distributions:
Dividends from net investment income	(0.56)	(0.58)	(0.46)	(0.08)	—	—

Total distributions	(0.56)	(0.58)	(0.46)	(0.08)	—	—

Net asset value, end of period	$16.82	$16.88	$16.76	$15.99	$16.03	$15.96

Total Return[c]	8.59%	8.82%	7.79%	54.64%	29.17%[b]	28.61%[b]
Ratios and Supplemental Data
Net assets, end of period (millions)	$516	$75	$92	$374	$30	$32
Ratio of operating expenses to average net assets[g]	1.39%	1.14%	2.14%	1.49%	1.23%[a]	2.19%[a]
Ratio of net investment (loss) income to average net assets[h]	(0.62%)	(0.35%)	(1.34%)	(0.43%)	(0.24%)[a]	(1.26%)[a]
Portfolio turnover rate	3.61%	3.61%	3.61%	0.98%	0.98%	0.98%

______________

* Per share amounts have been calculated using the average shares method

______________

See Notes to Financial Highlights.

2002	2001	Period from April 1, 2000 to October 31, 2000	Year Ended March 31, 2000

Class A	Class A	Class A	Class A

$6.17	$4.44	$5.17	$5.44

0.01	0.02	0.09	0.15
4.30	1.92	(0.82)	(0.27)

4.31	1.94	(0.73)	(0.12)

(0.07)	(0.21)	—	(0.15)

(0.07)	(0.21)	—	(0.15)

$10.41	$6.17	$4.44	$5.17

70.70%	45.19%	(14.12%)[b]	(2.52%)
$90	$13	$10	$13
1.66%	2.65%	2.56%[a]	2.15%
0.09%	0.36%	2.92%[a]	2.25%
4.27%	29.16%	11.66%	15.70%

FIRST EAGLE FUNDS

FINANCIAL HIGHLIGHTS — (Continued)

	Year Ended October 31,

	2004			2003

	Class Y	Class C	Class A	Class Y	Class C	Class A

First Eagle Fund of America
Selected Per Share Data*
Net asset value, beginning of period	$23.03	$21.99	$22.80	$19.47	$18.73	$19.29

Income (Loss) from investment operations:
Net investment loss	(0.16)	(0.33)	(0.22)	(0.17)	(0.31)	(0.22)
Net realized and unrealized gains (losses) on investments	3.41	3.25	3.43	3.73	3.57	3.73

Total from investment operations	3.25	2.92	3.21	3.56	3.26	3.51

Less distributions:
Distributions from capital gains	(0.47)	(0.47)	(0.47)	—	—	—

Total distributions	(0.47)	(0.47)	(0.47)	—	—	—

Net asset value, end of period	$25.81	$24.44	$25.54	$23.03	$21.99	$22.80

Total Return[c]	14.30%	13.46%	14.27%	18.28%	17.41%	18.20%
Ratios and Supplemental Data
Net assets, end of period (millions)	$601	$17	$14	$554	$11	$6
Ratio of operating expenses to average net assets[g]	1.46%	2.21%	1.72%	1.50%	2.25%	1.75%
Ratio of net investment loss to average net assets[h]	(0.63%)	(1.39%)	(0.91%)	(0.79%)	(1.55%)	(1.07%)
Portfolio turnover rate	44.68%	44.68%	44.68%	47.88%	47.88%	47.88%

______________

*	Per share amounts have been calculated using the average shares method

______________

See Notes to Financial Highlights.

Year Ended October 31,

2002			2001			2000

Class Y	Class C	Class A	Class Y	Class C	Class A	Class Y	Class C	Class A

$20.87	$20.24	$20.72	$20.07	$19.62	$19.98	$20.46	$20.18	$20.42

(0.17)	(0.32)	(0.22)	(0.06)	(0.21)	(0.11)	(0.03)	(0.17)	(0.08)
(0.66)	(0.62)	(0.64)	1.01	0.98	1.00	1.18	1.15	1.18

(0.83)	(0.94)	(0.86)	0.95	0.77	0.89	1.15	0.98	1.10

(0.57)	(0.57)	(0.57)	(0.15)	(0.15)	(0.15)	(1.54)	(1.54)	(1.54)

(0.57)	(0.57)	(0.57)	(0.15)	(0.15)	(0.15)	(1.54)	(1.54)	(1.54)

$19.47	$18.73	$19.29	$20.87	$20.24	$20.72	$20.07	$19.62	$19.98

(4.21)%	(4.90)%	(4.39)%	4.8%	4.0%	4.5%	6.1%	5.2%	5.8%
$473	$6	$2	$393	$6	$1	$377	$7	$1
1.51%	2.26%	1.76%	1.4%	2.2%	1.7%	1.4%	2.2%	1.7%
(0.82%)	(1.57%)	(1.07%)	(0.3%)	(1.0%)	(0.5%)	(0.2%)	(0.9%)	(0.4%)
51.25%	51.25%	51.25%	83%	83%	83%	55%	55%	55%

FIRST EAGLE FUNDS
NOTES TO FINANCIAL HIGHLIGHTS

[a]	Annualized
[b]	Not annualized
[c]	Does not give effect to the deduction of the CDSC (Contingent Deferred Sales Charge) of 1.00%
[d]	June 5, 2000 inception date
[e]	September 4, 2001 inception date
[f]	May 15, 2003 inception date
[g]

The ratio of operating expenses to average net assets without the effect of earnings credits and in the case of the First Eagle U.S. Value Fund, without the effect of earnings credits and expense reimbursements are as follows:

	Year Ended October 31,

	2004			2003			2002

	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C

First Eagle Global Fund	1.24%	1.00%	1.99%	1.32%	1.07%	2.07%	1.34%	1.10%	2.10%
First Eagle Overseas Fund	1.25%	1.00%	2.00%	1.31%	1.06%	2.05%	1.40%	1.15%	2.15%
First Eagle U.S. Value Fund	1.38%	1.13%	2.13%	1.51%	1.26%	2.26%	1.92%	1.69%	2.67%
First Eagle Gold Fund	1.39%	1.14%	2.14%	1.50%	1.23% af	2.19% af	1.67%	—	—

	Year Ended October 31,

	2004			2003			2002

	Class Y	Class C	Class A	Class Y	Class C	Class A	Class Y	Class C	Class A

First Eagle Fund of America	1.46%	2.21%	1.72%	1.50%	2.25%	1.75%	1.51%	2.26%	1.76%

[h]

The ratio of net investment income to average net assets without the effect of earnings credits and in the case of the First Eagle U.S. Value Fund, without the effect of earnings credits and expense reimbursements are as follows:

	Year Ended October 31,

	2004			2003			2002

	Class A	Class I	Class C	Class A	Class I	Class C	Class A	Class I	Class C

First Eagle Global Fund	1.46%	1.67%	0.66%	1.91%	2.10%	1.07%	2.14%	2.37%	1.31%
First Eagle Overseas Fund	0.90%	1.17%	0.17%	1.23%	1.48%	0.45%	0.96%	1.17%	0.19%
First Eagle U.S. Value Fund	1.66%	2.00%	0.95%	1.72%	1.99%	0.97%	2.08%	2.29%	1.35%
First Eagle Gold Fund	(0.62%)	(0.35%)	(1.34%)	(0.43%)	(0.25%)af	(1.26%)af	0.08%	—	—

	Year Ended October 31,

	2004			2003

	Class Y	Class C	Class A	Class Y	Class C	Class A

First Eagle Fund of America	(0.63%)	(1.39%)	(0.91%)	(0.79%)	(1.55%)	(1.07%)

Year Ended October 31,						Period from April 1, 2000 to October 31,			Year Ended March 31,

2001						2000			2000

Class A		Class I		Class C		Class Aa	Class Ia	Class Cad	Class A	Class I

1.39%		1.14%		2.14%		1.36%	1.11%	1.85%	1.32%	1.07%
1.53%		1.28%		2.26%		1.41%	1.16%	1.94%	1.34%	1.15%
3.33	%ae	3.16	%ae	4.05	%ae	—	—	—	—	—
2.66%		—		—		2.59%	—	—	2.16%	—

Year Ended October 31,

2001			2000

Class Y	Class C	Class A	Class Y	Class C	Class A

1.4%	2.2%	1.7%	1.4%	2.2%	1.7%

Year Ended October 31,						Period from April 1, 2000 to October 31,			Year Ended March 31,

2001						2000			2000

Class A		Class I		Class C		Class Aa	Class Ia	Class Cad	Class A	Class I

2.24%		2.47%		1.12%		2.78%	3.03%	1.11%	2.66%	2.87%
0.91%		1.10%		(0.08%)		2.23%	2.48%	(0.06%)	2.10%	2.14%
1.62	%ae	2.02	%ae	0.80	%ae	—	—	—	—	—
0.35%		—		—		2.89%	—	—	2.24%	—

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
First Eagle Funds:

We have audited the accompanying statements of assets and liabilities of First Eagle Funds consisting of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, and First Eagle Fund of America (the “Funds”), including the schedules of investments, as of October 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of October 31, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

New York, New York December 22, 2004

FIRST EAGLE FUNDS

TAX INFORMATION
Fiscal Year Ended October 31, 2004
(Unaudited)

Each portfolio designates the following amounts distributed during the fiscal year ended October 31, 2004, if any, as capital gain dividends, dividends eligible for corporate dividends received deduction and/or qualified dividend income:

			% of Qualifying Dividend Income	% of Dividends Eligible for the Dividends Received Deduction
	Ordinary Income				Long-Term Capital Gains

	2004	2003			2004	2003

First Eagle Global Fund*	$90,101,855	$51,722,703	50.56%	15.45%	$108,115,056	$21,670,534
First Eagle Overseas Fund*	115,493,309	19,594,941	65.60%	5.21%	31,201,055	—
First Eagle U.S. Value Fund	4,389,252	2,961,108	30.56%	26.36%	884,807	126,050
First Eagle Gold Fund	16,065,037	712,166	49.31%	4.65%	—	—
First Eagle Fund of America	—	—	100%	100%	11,366,583	—

 ______________

*

First Eagle Global Fund and First Eagle Overseas Fund paid foreign taxes of $6,524,497 and $10,803,003 respectively and recognized foreign source income of $70,138,572 and $111,142,958, respectively. Pursuant to Section 853 of the Internal Revenue Code, the Funds designate such amounts as having been paid in connection with dividends distributed from investment taxable income during the fiscal year ended October 31, 2004.

FIRST EAGLE FUNDS

ADDITIONAL INFORMATION

(Unaudited)

MANAGEMENT OF THE COMPANY

The business of the Company is managed by its Board of Trustees, which elects officers responsible for the day to day operations of the Funds and for the execution of the policies formulated by the Board of Trustees.

Pertinent information regarding the members of the Board of Trustees and principal officers of the Company is set forth below. Some of the Trustees and officers are employees of the Adviser and its affiliates. At least a majority of the Company’s Board of Trustees are not “interested persons” as that term is defined in the Investment Company Act.

INDEPENDENT TRUSTEES(1)

Name, Age and Address	Position(s) Held With the Company	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
Candace K. Beinecke One Battery Park Plaza New York, New York 10004 (born December 1946)	Trustee (Chair)	December 1999 to present	Chair, Hughes Hubbard & Reed	6	Director, ALSTOM; Director, Jacob’s Pillow Dance Festival, Inc.; Trustee, Merce Cunningham Dance Foundation, Inc.; Trustee, First Eagle Variable Funds (Chair) (1 portfolio)
Jean D. Hamilton(3) 1345 Avenue of the Americas New York, New York 10105 (born January 1947)	Trustee	March 2003 to present	Independent Consultant/Private Investor; prior to November 2002, Chief Executive Officer, Prudential Institutional, and Executive Vice President, Prudential Financial, Inc.; prior to November 1998, various executive positions within the Prudential organization	6	Director, Women’s Economic Round Table; Director, New York Women’s Forum (Treasurer, New York Women’s Forum Education Fund); Director, Four Nations; Trustee, First Eagle Variable Funds (1 portfolio)
William M. Kelly 500 Fifth Avenue, 50th Floor New York, New York 10110 (born February 1944)	Trustee	December 1999 to present	President, Lingold Associates	6	Trustee, New York Foundation; Treasurer and Trustee, Black Rock Forest Consortium; Trustee, St. Anselm College; Trustee, First Eagle Variable Funds, (1 portfolio)
Paul J. Lawler One Michigan Avenue East Battle Creek, Michigan 49017 (born May 1948)	Trustee	March 2002 to present	Vice President Investments and Chief Investment Officer, W.K. Kellogg Foundation; prior to June 1997, Vice President for Finance, Renssalaer Polytechnic Institute	6

Director, Junior Achievement of Southwest Michigan; Finance Committee Member, Battle Creek Community Foundation; Custody Advisory Committee Member, The Bank of New York; Trustee, First Eagle Variable Funds (1 portfolio)

Name, Age and Address	Position(s) Held With the Company	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
Dominique Raillard 15 Boulevard Delessert 75016 Paris France (born June 1938)	Trustee	April 1987 to present	Independent Consultant/Private Investor; prior to December 2001, Managing Director of Act 2 International (Consulting)	6	Trustee, First Eagle Variable Funds (1 portfolio)

______________

(1)	Trustees who are not “interested persons” of the Company as defined in the Investment Company Act.
(2)	The term of office of each Trustee expires on his/her 70th birthday.
(3)

Ms. Hamilton was previously employed by certain of the Prudential companies, which provide portfolio brokerage and distribution services with respect to the Funds. She retired from her positions with those companies on November 16, 2002.

INTERESTED TRUSTEES(1)

Name, Age and Address	Position(s) Held With the Company	Term of Office (2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
John P. Arnhold 1345 Avenue of the Americas New York, New York 10105 (born December 1953)	Co-President, Trustee	December 1999 to present	Co-President, Co-CEO and Director, Arnhold and S. Bleichroeder Holdings, Inc.; Chairman, CEO and Director, Arnhold and S. Bleichroeder Advisers, LLC and ASB Securities LLC; President and Director, Natexis Bleichroeder, Inc. and Natexis Bleichroeder, UK Ltd.; President, WorldVest, Inc.	6	Director, Aquila International Fund, Ltd.; Director, Arnhold Ceramics; Co-President and Trustee, First Eagle Variable Funds (1 portfolio)
James E. Jordan 1345 Avenue of the Americas New York, New York 10105 (born April 1944)	Trustee	December 1999 to present	Managing Director, Arnhold and S. Bleichroeder Advisers, LLC and Director, ASB Securities LLC and ASB Advisers UK, Ltd. since July2002; prior thereto, private investor and consultant to The Jordan Company (private investment banking firm) since June 1997; prior thereto, President and Chief Investment Officer of The William Penn Company (a registered investment adviser)	6

Director, Leucadia National Corporation; Director, Empire Insurance Company; Director J.Z. Equity Partners, Plc (U.K. investment trust company); Director, Columbia University School of International and Public Affairs; Chairman’s Council, Conservation International; Trustee, First Eagle Variable Funds (1 portfolio)

______________

(1)

Trustees who are “interested persons” of the Company as defined in the Investment Company Act. Each of Messrs. Arnhold and Jordan is an interested person of the Company by virtue of being an officer or an officer and/or Trustee of the investment adviser and principal underwriter to the Company.

(2)	The term of office of each Trustee expires on his/her 70th birthday.

OFFICERS

Name, Age and Address	Position(s) Held With the Company	Term of Office and Length of Time Served (1)	Principal Occupation(s) During Past Five (5) Years
John P. Arnhold 1345 Avenue of the Americas New York, New York 10105 (born December 1953)	Co-President; Director	December 1999 to present	See table above related to Interested Trustees

Jean-Marie Eveillard 1345 Avenue of the Americas New York, New York 10105 (born January 1940)	Co-President (portfolio manager)	December 1999 to present (with portfolio management responsibility since 1979)

Senior Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Co-President, First Eagle Variable Funds; prior to 1999, Director and President or Executive Vice President of Société Générale Asset Management Corp.

Charles de Vaulx 1345 Avenue of the Americas New York, New York 10105 (born October 1961)	Senior Vice President (portfolio manager)	December 1999 to present (with portfolio management responsibility since December 1996)

Senior Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Senior Vice President, First Eagle Variable Funds; Senior Vice President, Société Générale Asset Management Corp. since 1998, Associate Portfolio Manager from December 1996, Securities Analyst, prior to December 1996

Robert Bruno 1345 Avenue of the Americas New York, New York 10105 (born June 1964)	Vice President, Secretary and Treasurer	December 1999 to present	Senior Vice President, Arnhold and S. Bleichroeder Advisers, LLC; Senior Vice President, ASB Securities LLC; Vice President, Secretary and Treasurer, First Eagle Variable Funds

Suzan J. Afifi 1345 Avenue of the Americas New York, New York 10105 (born October 1952)	Vice President and Assistant Secretary	December 1999 to present	Vice President, Arnhold and S. Bleichroeder Advisers LLC; Vice President, ASB Securities LLC; Vice President and Assistant Secretary, First Eagle Variable Funds

Edwin S. Olsen 1345 Avenue of the Americas New York, New York 10105 (born September 1939)	Vice President	November 2000 to present	Vice President, Arnhold and S. Bleichroeder Advisers LLC; Vice President, First Eagle Variable Funds; Vice President, SG Cowen Securities Corp. from prior to 1999

Andrew DeCurtis 1345 Avenue of the Americas New York, New York 10105 (born March 1968)	Vice President	November 2000 to present	Vice President, Arnhold and S. Bleichroeder Advisers LLC; Vice President, First Eagle Variable Funds

Stefanie Spritzler 1345 Avenue of the Americas New York, New York 10105 (born July 1973)	Assistant Treasurer	May 2000 to present	Vice President, Arnhold and S. Bleichroeder Advisers LLC; Vice President, ASB Securities LLC; Assistant Treasurer, First Eagle Variable Funds

Winnie Chin 1345 Avenue of the Americas New York, New York 10105 (born July 1974)	Assistant Treasurer	March 2001 to present	Assistant Vice President, Arnhold and S. Bleichroeder Advisers LLC; Assistant Treasurer, First Eagle Variable Funds

______________

(1)	The term of office of each officer is indefinite.

First Eagle Funds 1345 Avenue of the Americas New York, NY 10105 www.firsteaglefunds.com

TRUSTEES AND OFFICERS	INVESTMENT ADVISER
Trustees	Arnhold and S. Bleichroeder Advisers, LLC
John P. Arnhold	1345 Avenue of the Americas
Candace K. Beinecke (Chair)	New York, NY 10105
Jean D. Hamilton
James E. Jordan	LEGAL COUNSEL
William M. Kelly	Shearman & Sterling
Paul J. Lawler	599 Lexington Avenue
Dominique Raillard	New York, NY 10022

Officers	CUSTODIAN
John P. Arnhold	The Bank of New York
Co-President	One Wall Street
New York, NY 10286
Jean-Marie Eveillard
Co-President	SHAREHOLDER SERVICING AGENT
DST Systems, Inc.
Charles de Vaulx	330 West 9th Street
Senior Vice President	Kansas City, MO 64105
(800) 334-2143
Robert Bruno
Vice President,	UNDERWRITER
Secretary & Treasurer	First Eagle Funds Distributors,
a division of ASB Securities LLC
Suzan J. Afifi	1345 Avenue of the Americas
Vice President & Assistant	New York, NY 10105
Secretary
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Edwin S. Olsen	KPMG LLP
Vice President	757 Third Avenue
New York, NY 10017
Andrew DeCurtis
Vice President

Stefanie Spritzler
Assistant Treasurer

Winnie Chin
Assistant Treasurer

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Funds.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3.	Audit Committee Financial Expert.

The Board of Trustees of the Registrant has designated Paul J. Lawler and William M. Kelly as Audit Committee Financial Experts. Mr. Lawler and Mr. Kelly are both considered by the Board to be independent trustees.

Item 4.	Principal Accountant Fees and Services

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2004	2003

Audit Fees	$259,300	$253,545
Audit-Related Fees	0	4,000
Tax Fees	159,950	149,752
All Other Fees	0	0

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, in particular the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval by the committee or a designated member thereof. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit and non-audit services requiring fees of a de minimis amount is not permitted.

(e)(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Other than as described in the table above, the aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant was $0 in both 2004 and 2003.

(h) Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable at this time.

Item 6.	[Reserved]
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable at this time.

Item 8.	Purchases of Equity Securities by Close-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 9.	Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 10.	Controls and Procedures.

(a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.	Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Funds
By (Signature and Title)*	/s/ John P. Arnhold

John P. Arnhold, President
Date 1/5/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John P. Arnhold

John P. Arnhold, Principal Executive Officer
Date 1/5/2005

By (Signature and Title)*	/s/ Robert Bruno

Robert Bruno, Principal Financial Officer
Date 1/5/2005

*	Print the name and title of each signing officer under his or her signature.